UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 29, 2020

     MFS® Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

RGI-SEM

MFS® Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.9%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.4%
Alphabet, Inc., “A”	3.2%
Johnson & Johnson	2.2%
Aon PLC	2.1%
Visa, Inc., “A”	2.0%
Facebook, Inc., “A”	2.0%
American Tower Corp., REIT	1.7%
Salesforce.com, Inc.	1.6%

Global equity sectors (k)
Technology	27.5%
Financial Services	17.6%
Health Care (s)	14.1%
Consumer Cyclicals	12.0%
Capital Goods (s)	11.8%
Energy	6.7%
Consumer Staples	5.1%
Telecommunications/Cable Television (s)	3.9%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.94%	$1,000.00	$1,015.03	$4.71
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
B	Actual	1.69%	$1,000.00	$1,011.48	$8.45
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
C	Actual	1.69%	$1,000.00	$1,011.22	$8.45
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
I	Actual	0.69%	$1,000.00	$1,016.61	$3.46
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
R1	Actual	1.69%	$1,000.00	$1,011.27	$8.45
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
R2	Actual	1.18%	$1,000.00	$1,013.98	$5.91
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
R3	Actual	0.94%	$1,000.00	$1,015.13	$4.71
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
R4	Actual	0.69%	$1,000.00	$1,016.35	$3.46
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
R6	Actual	0.62%	$1,000.00	$1,016.76	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements). Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class R2 shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Aerospace - 3.6%
CACI International, Inc., “A” (a)	28,276	$6,928,186
Curtiss-Wright Corp.	46,685	5,599,399
Honeywell International, Inc.	223,516	36,247,590
Huntington Ingalls Industries, Inc.	24,244	4,982,869
L3Harris Technologies, Inc.	61,281	12,117,092
Northrop Grumman Corp.	52,786	17,358,148
PAE, Inc. (a)	706,683	7,738,179
United Technologies Corp.	226,927	29,634,397

		$120,605,860
Alcoholic Beverages - 0.3%
Constellation Brands, Inc., “A”	60,030	$10,347,971

Automotive - 0.6%
Copart, Inc. (a)	100,793	$8,514,993
IAA, Inc. (a)	82,130	3,508,593
Lear Corp.	55,942	6,220,750
Stoneridge, Inc. (a)	157,777	3,486,872

		$21,731,208
Biotechnology - 0.4%
Adaptive Biotechnologies Corp. (a)	65,354	$1,836,448
Illumina, Inc. (a)	48,814	12,968,415

		$14,804,863
Broadcasting - 0.6%
Netflix, Inc. (a)	52,137	$19,240,117

Brokerage & Asset Managers - 1.8%
Charles Schwab Corp.	968,536	$39,467,842
NASDAQ, Inc.	187,807	19,259,608

		$58,727,450
Business Services - 3.8%
Accenture PLC, “A”	54,998	$9,932,089
Amdocs Ltd.	131,519	8,384,336
Clarivate Analytics PLC (a)	1,164,376	23,683,408
Fidelity National Information Services, Inc.	145,925	20,388,641
Fiserv, Inc. (a)	150,533	16,462,289
Global Payments, Inc.	112,375	20,673,628
Verisk Analytics, Inc., “A”	171,845	26,654,878

		$126,179,269

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.3%
Cable One, Inc.	2,601	$4,091,425
Charter Communications, Inc., “A” (a)	67,075	33,079,378
Comcast Corp., “A”	188,673	7,628,049

		$44,798,852
Chemicals - 0.3%
FMC Corp.	72,639	$6,762,691
Ingevity Corp. (a)	56,479	2,543,814

		$9,306,505
Computer Software - 8.3%
Adobe Systems, Inc. (a)	138,527	$47,808,438
Black Knight, Inc. (a)	149,886	9,998,895
Cadence Design Systems, Inc. (a)	226,688	14,993,144
Everbridge, Inc. (a)	115,851	12,240,817
Microsoft Corp.	864,975	140,134,600
Salesforce.com, Inc. (a)	306,274	52,189,090

		$277,364,984
Computer Software - Systems - 6.7%
Apple, Inc. (s)	601,388	$164,395,424
EPAM Systems, Inc. (a)	49,263	10,995,501
Rapid7, Inc. (a)	178,863	8,281,357
ServiceNow, Inc. (a)	63,376	20,666,280
Square, Inc., “A” (a)	100,057	8,337,750
Zebra Technologies Corp., “A” (a)	44,581	9,405,253

		$222,081,565
Construction - 1.1%
Masco Corp.	176,617	$7,297,815
Toll Brothers, Inc.	580,494	21,495,693
Vulcan Materials Co.	69,001	8,298,060

		$37,091,568
Consumer Products - 1.5%
Colgate-Palmolive Co.	229,848	$15,530,830
Energizer Holdings, Inc.	48,098	2,067,733
Kimberly-Clark Corp.	107,343	14,082,328
Procter & Gamble Co.	153,009	17,325,209

		$49,006,100
Consumer Services - 0.8%
Booking Holdings, Inc. (a)	5,905	$10,012,872
Bright Horizons Family Solutions, Inc. (a)	50,066	7,867,872

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
Grand Canyon Education, Inc. (a)	100,296	$8,091,881

		$25,972,625
Containers - 0.2%
Ball Corp.	50,270	$3,542,024
Sealed Air Corp.	127,822	3,874,285

		$7,416,309
Electrical Equipment - 1.8%
AMETEK, Inc.	262,259	$22,554,274
Fortive Corp.	208,204	14,399,389
HD Supply Holdings, Inc. (a)	255,061	9,697,419
Sensata Technologies Holding PLC (a)	225,150	9,186,120
TE Connectivity Ltd.	68,535	5,679,495

		$61,516,697
Electronics - 3.1%
Analog Devices, Inc.	161,195	$17,578,315
Applied Materials, Inc.	119,697	6,956,790
Marvell Technology Group Ltd.	502,798	10,709,597
Mellanox Technologies Ltd. (a)	39,113	4,670,874
Monolithic Power Systems, Inc.	28,009	4,443,348
nLIGHT, Inc. (a)	131,050	2,163,636
NXP Semiconductors N.V.	237,926	27,049,807
Silicon Laboratories, Inc. (a)	42,877	3,802,332
Texas Instruments, Inc.	231,134	26,381,635

		$103,756,334
Energy - Independent - 1.2%
ConocoPhillips	275,934	$13,360,724
Diamondback Energy, Inc.	81,162	5,032,044
Pioneer Natural Resources Co.	59,232	7,272,505
Valero Energy Corp.	236,163	15,645,799

		$41,311,072
Energy - Integrated - 1.3%
Chevron Corp.	472,431	$44,096,710

Engineering - Construction - 0.2%
KBR, Inc.	225,395	$5,851,254

Food & Beverages - 2.8%
Archer Daniels Midland Co.	220,979	$8,319,859
Coca-Cola Co.	134,187	7,177,663
Coca-Cola European Partners PLC	127,563	6,500,611

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Hostess Brands, Inc. (a)	431,244	$5,481,111
J.M. Smucker Co.	55,161	5,681,031
Mondelez International, Inc.	438,781	23,167,637
Nomad Foods Ltd. (a)	163,076	3,010,383
PepsiCo, Inc.	250,033	33,011,857

		$92,350,152
Food & Drug Stores - 1.0%
Wal-Mart Stores, Inc.	303,609	$32,692,617

Gaming & Lodging - 0.8%
Marriott International, Inc., “A”	141,885	$17,593,740
Wyndham Hotels & Resorts, Inc.	208,782	10,637,443

		$28,231,183
General Merchandise - 1.7%
Dollar General Corp.	158,488	$23,820,747
Dollar Tree, Inc. (a)	233,969	19,426,446
Ollie’s Bargain Outlet Holdings, Inc. (a)	240,274	12,222,738

		$55,469,931
Health Maintenance Organizations - 1.6%
Cigna Corp.	160,418	$29,346,869
Humana, Inc.	71,336	22,804,692

		$52,151,561
Insurance - 4.3%
Aon PLC	343,705	$71,490,640
Assurant, Inc.	92,698	11,178,452
Chubb Ltd.	157,966	22,909,809
Everest Re Group Ltd.	24,899	6,171,964
Hartford Financial Services Group, Inc.	231,259	11,551,387
MetLife, Inc.	213,096	9,103,461
Reinsurance Group of America, Inc.	44,285	5,404,099
Third Point Reinsurance Ltd. (a)	809,181	7,217,894

		$145,027,706
Internet - 5.2%
Alphabet, Inc., “A” (a)(s)	78,821	$105,561,024
Facebook, Inc., “A” (a)	347,652	66,912,581

		$172,473,605
Leisure & Toys - 0.6%
Electronic Arts, Inc. (a)	195,755	$19,843,684

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.2%
Flowserve Corp.	209,505	$8,420,006
IDEX Corp.	38,014	5,626,072
ITT, Inc.	94,096	5,659,874
Roper Technologies, Inc.	55,922	19,667,768

		$39,373,720
Major Banks - 1.9%
Goldman Sachs Group, Inc.	219,043	$43,977,263
PNC Financial Services Group, Inc.	163,409	20,654,898

		$64,632,161
Medical & Health Technology & Services - 1.5%
Guardant Health, Inc. (a)	21,497	$1,869,379
HCA Healthcare, Inc.	112,901	14,339,556
HealthEquity, Inc. (a)	132,413	9,399,999
McKesson Corp.	73,006	10,210,619
PRA Health Sciences, Inc. (a)	106,449	10,027,496
Premier, Inc., “A” (a)	193,114	5,683,345

		$51,530,394
Medical Equipment - 4.1%
Becton, Dickinson and Co.	85,967	$20,444,672
Boston Scientific Corp. (a)	563,264	21,060,441
Danaher Corp.	98,136	14,188,503
Masimo Corp. (a)	39,942	6,523,727
Medtronic PLC	367,264	36,972,467
PerkinElmer, Inc.	206,554	17,854,528
STERIS PLC	81,262	12,889,778
West Pharmaceutical Services, Inc.	44,552	6,707,749

		$136,641,865
Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	368,563	$8,602,260
Equitrans Midstream Corp.	470,150	3,319,259

		$11,921,519
Network & Telecom - 0.5%
Equinix, Inc., REIT	22,384	$12,821,555
Interxion Holding N.V. (a)	53,909	4,576,335

		$17,397,890
Oil Services - 0.3%
Cactus, Inc., “A”	99,216	$2,709,589
Core Laboratories N.V.	131,962	3,541,860

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - continued
Patterson-UTI Energy, Inc.	736,522	$4,220,271

		$10,471,720
Other Banks & Diversified Financials - 6.7%
Bank OZK	335,384	$8,515,400
Citigroup, Inc.	666,430	42,291,648
Northern Trust Corp.	116,347	10,210,613
Prosperity Bancshares, Inc.	53,491	3,455,518
S&P Global, Inc.	44,087	11,723,174
SLM Corp.	1,214,331	12,592,612
SVB Financial Group (a)	19,286	4,014,574
Truist Financial Corp.	743,917	34,324,330
U.S. Bancorp	633,591	29,423,966
Visa, Inc., “A”	369,364	67,135,601

		$223,687,436
Pharmaceuticals - 6.8%
Elanco Animal Health, Inc. (a)	740,079	$20,278,165
Eli Lilly & Co.	331,061	41,756,724
Johnson & Johnson	557,284	74,943,552
Merck & Co., Inc.	548,045	41,958,325
Zoetis, Inc.	352,136	46,915,079

		$225,851,845
Pollution Control - 0.3%
Waste Connections, Inc.	107,538	$10,376,342

Railroad & Shipping - 1.2%
Canadian National Railway Co.	229,936	$19,523,866
Canadian Pacific Railway Ltd.	82,002	20,399,637

		$39,923,503
Real Estate - 2.6%
EPR Properties, REIT	225,672	$13,368,809
Industrial Logistics Properties Trust, REIT	571,102	11,798,967
Lexington Realty Trust, REIT	517,840	5,370,001
Medical Properties Trust, Inc., REIT	956,973	20,220,840
STORE Capital Corp., REIT	413,774	13,596,614
Sun Communities, Inc., REIT	34,381	5,256,167
W.P. Carey, Inc., REIT	239,762	18,559,976

		$88,171,374

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.1%
Starbucks Corp.	357,138	$28,010,333
U.S. Foods Holding Corp. (a)	234,658	7,893,895

		$35,904,228
Specialty Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	639,746	$15,942,470
Corteva, Inc.	404,126	10,992,227
DuPont de Nemours, Inc.	249,331	10,696,300
Element Solutions, Inc. (a)	611,195	6,350,316
Univar Solutions, Inc. (a)	268,715	4,565,468

		$48,546,781
Specialty Stores - 5.3%
Amazon.com, Inc. (a)(s)	59,955	$112,940,231
Burlington Stores, Inc. (a)	86,323	18,668,212
Ross Stores, Inc.	182,830	19,888,248
Target Corp.	237,026	24,413,678

		$175,910,369
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	251,142	$56,959,006

Telephone Services - 1.0%
Verizon Communications, Inc.	640,813	$34,706,432

Tobacco - 0.6%
Philip Morris International, Inc.	229,942	$18,825,352

Trucking - 0.2%
Forward Air Corp.	113,360	$6,689,374

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc.	170,879	$15,252,659
CenterPoint Energy, Inc.	366,310	8,432,456
CMS Energy Corp.	208,018	12,568,448
Duke Energy Corp.	40,151	3,681,847
Evergy, Inc.	198,983	13,003,539
Exelon Corp.	294,540	12,697,619
NextEra Energy, Inc.	99,693	25,198,403
Southern Co.	105,116	6,344,802
Xcel Energy, Inc.	224,916	14,016,765

		$111,196,538
Total Common Stocks (Identified Cost, $2,785,824,455)		$3,308,165,601

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks - 0.1%
Natural Gas - Distribution - 0.1%
South Jersey Industries, Inc.	40,507	$1,866,562

Utilities - Electric Power - 0.0%
American Electric Power Co., Inc.	14,450	$749,666
Total Convertible Preferred Stocks (Identified Cost, $2,755,559)		$2,616,228

Investment Companies (h) - 1.7%
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $59,061,157)	59,063,086	$59,068,993

Securities Sold Short - (0.5)%
Medical & Health Technology & Services - (0.3)%
Healthcare Services Group, Inc.	(326,437)	$(8,990,075)

Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(6,347,747)

Trucking - (0.0)%
XPO Logistics, Inc. (s)	(25,219)	$(1,865,449)
Total Securities Sold Short (Proceeds Received, $15,997,832)		$(17,203,271)

Other Assets, Less Liabilities - (0.4)%		(14,582,263)
Net Assets - 100.0%		$3,338,065,288

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $59,068,993 and $3,310,781,829, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

At February 29, 2020, the fund had cash collateral of $360,281 and other liquid securities with an aggregate value of $38,173,252 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,788,580,014)	$3,310,781,829
Investments in affiliated issuers, at value (identified cost, $59,061,157)	59,068,993
Deposits with brokers for
Securities sold short	360,281
Receivables for
Investments sold	6,674,162
Fund shares sold	13,264,505
Dividends	5,635,461
Other assets	10,358
Total assets	$3,395,795,589

Liabilities
Payables for
Dividends on securities sold short	$65,695
Securities sold short, at value (proceeds received, $15,997,832)	17,203,271
Investments purchased	10,272,096
Fund shares reacquired	28,958,218
Payable to affiliates
Investment adviser	152,270
Administrative services fee	3,790
Shareholder servicing costs	913,861
Distribution and service fees	38,411
Payable for independent Trustees’ compensation	11,328
Accrued expenses and other liabilities	111,361
Total liabilities	$57,730,301
Net assets	$3,338,065,288

Net assets consist of
Paid-in capital	$2,717,263,982
Total distributable earnings (loss)	620,801,306
Net assets	$3,338,065,288
Shares of beneficial interest outstanding	101,126,358

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,569,612,604	48,546,895	$32.33
Class B	25,651,692	913,336	28.09
Class C	113,619,437	4,108,930	27.65
Class I	584,016,463	16,994,642	34.36
Class R1	3,044,112	109,931	27.69
Class R2	13,829,254	438,666	31.53
Class R3	53,811,492	1,669,232	32.24
Class R4	30,288,720	928,182	32.63
Class R6	944,191,514	27,416,544	34.44

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.30 [100 / 94.25 x $32.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$24,996,402
Dividends from affiliated issuers	449,718
Other	219,155
Income on securities loaned	83,209
Foreign taxes withheld	(51,600)
Total investment income	$25,696,884
Expenses
Management fee	$9,126,281
Distribution and service fees	2,759,222
Shareholder servicing costs	1,171,201
Administrative services fee	216,859
Independent Trustees’ compensation	21,850
Custodian fee	60,878
Shareholder communications	73,119
Audit and tax fees	29,386
Legal fees	12,127
Dividend and interest expense on securities sold short	423,285
Interest expense and fees	7,605
Miscellaneous	154,308
Total expenses	$14,056,121
Reduction of expenses by investment adviser and distributor	(212,536)
Net expenses	$13,843,585
Net investment income (loss)	$11,853,299

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$95,799,500
Affiliated issuers	(5,208)
Foreign currency	408
Net realized gain (loss)	$95,794,700
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(75,754,128)
Affiliated issuers	1,628
Securities sold short	(1,446,279)
Net unrealized gain (loss)	$(77,198,779)
Net realized and unrealized gain (loss)	$18,595,921
Change in net assets from operations	$30,449,220

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$11,853,299	$17,641,294
Net realized gain (loss)	95,794,700	45,641,322
Net unrealized gain (loss)	(77,198,779)	74,564,469
Change in net assets from operations	$30,449,220	$137,847,085
Total distributions to shareholders	$(63,849,491)	$(199,800,134)
Change in net assets from fund share transactions	$563,871,815	$695,524,955
Total change in net assets	$530,471,544	$633,571,906

Net assets
At beginning of period	2,807,593,744	2,174,021,838
At end of period	$3,338,065,288	$2,807,593,744

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$32.45		$34.18	$30.46	$26.72		$27.19	$29.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.20	$0.18	(c)	$0.18	$0.15
Net realized and unrealized gain (loss)	0.41		1.05	5.63	4.53		2.08	0.13
Total from investment operations	$0.52		$1.25	$5.83	$4.71		$2.26	$0.28

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.16)	$(0.17)	$(0.16)		$(0.14)	$(0.13)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.64)		$(2.98)	$(2.11)	$(0.97)		$(2.73)	$(2.28)
Net asset value, end of period (x)	$32.33		$32.45	$34.18	$30.46		$26.72	$27.19
Total return (%) (r)(s)(t)(x)	1.50	(n)	4.94	19.89	18.11	(c)	9.09	0.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.00	1.00	1.03	(c)	1.07	1.05
Expenses after expense reductions (f)	0.94	(a)	0.98	0.99	1.01	(c)	1.05	1.04
Net investment income (loss)	0.62	(a)	0.65	0.62	0.63	(c)	0.70	0.52
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$1,569,613		$1,373,524	$1,184,976	$992,736		$959,812	$963,167

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.91	(a)	0.96	0.97	1.00	(c)	1.04	1.03

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$28.23		$30.19	$27.17	$23.96		$24.70	$26.78

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.04)	$(0.03	)(c)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss)	0.37		0.89	5.00	4.05		1.87	0.13
Total from investment operations	$0.35		$0.86	$4.96	$4.02		$1.85	$0.07

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.49)		$(2.82)	$(1.94)	$(0.81)		$(2.59)	$(2.15)
Net asset value, end of period (x)	$28.09		$28.23	$30.19	$27.17		$23.96	$24.70
Total return (%) (r)(s)(t)(x)	1.15	(n)	4.16	19.01	17.21	(c)	8.24	0.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.75	1.75	1.78	(c)	1.82	1.80
Expenses after expense reductions (f)	1.69	(a)	1.73	1.74	1.77	(c)	1.81	1.80
Net investment income (loss)	(0.13	)(a)	(0.11)	(0.14)	(0.12	)(c)	(0.07)	(0.23)
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$25,652		$22,759	$26,993	$27,139		$30,324	$34,126

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.66	(a)	1.71	1.72	1.75	(c)	1.79	1.79

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$27.86		$29.84	$26.88	$23.71		$24.47	$26.55

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.05)	$(0.03	)(c)	$(0.01)	$(0.06)
Net realized and unrealized gain (loss)	0.36		0.87	4.95	4.01		1.84	0.13
Total from investment operations	$0.34		$0.84	$4.90	$3.98		$1.83	$0.07

Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$—		$—	$—
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.55)		$(2.82)	$(1.94)	$(0.81)		$(2.59)	$(2.15)
Net asset value, end of period (x)	$27.65		$27.86	$29.84	$26.88		$23.71	$24.47
Total return (%) (r)(s)(t)(x)	1.12	(n)	4.14	18.98	17.22	(c)	8.24	0.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.75	1.75	1.78	(c)	1.82	1.80
Expenses after expense reductions (f)	1.69	(a)	1.74	1.74	1.77	(c)	1.81	1.80
Net investment income (loss)	(0.11	)(a)	(0.10)	(0.17)	(0.12	)(c)	(0.05)	(0.23)
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$113,619		$72,093	$56,413	$89,946		$89,160	$88,020

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.67	(a)	1.71	1.72	1.75	(c)	1.79	1.79

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$34.47		$36.12	$32.07	$28.10		$28.44	$30.43

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.30	$0.26	(c)	$0.29	$0.23
Net realized and unrealized gain (loss)	0.44		1.11	5.93	4.76		2.15	0.13
Total from investment operations	$0.60		$1.41	$6.23	$5.02		$2.44	$0.36

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.24)	$(0.24)	$(0.24)		$(0.19)	$(0.20)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.71)		$(3.06)	$(2.18)	$(1.05)		$(2.78)	$(2.35)
Net asset value, end of period (x)	$34.36		$34.47	$36.12	$32.07		$28.10	$28.44
Total return (%) (r)(s)(t)(x)	1.63	(n)	5.17	20.21	18.38	(c)	9.36	1.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.75	0.75	0.78	(c)	0.81	0.80
Expenses after expense reductions (f)	0.69	(a)	0.74	0.74	0.77	(c)	0.80	0.80
Net investment income (loss)	0.87	(a)	0.90	0.88	0.88	(c)	1.07	0.77
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$584,016		$467,860	$246,779	$122,055		$61,739	$49,768

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.67	(a)	0.72	0.73	0.75	(c)	0.79	0.79

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$27.84		$29.82	$26.86	$23.70		$24.45	$26.54

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.04)	$(0.03	)(c)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss)	0.36		0.87	4.94	4.00		1.86	0.12
Total from investment operations	$0.34		$0.84	$4.90	$3.97		$1.84	$0.06

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.49)		$(2.82)	$(1.94)	$(0.81)		$(2.59)	$(2.15)
Net asset value, end of period (x)	$27.69		$27.84	$29.82	$26.86		$23.70	$24.45
Total return (%) (r)(s)(t)(x)	1.13	(n)	4.14	19.00	17.19	(c)	8.29	0.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.75	1.75	1.78	(c)	1.82	1.80
Expenses after expense reductions (f)	1.69	(a)	1.74	1.74	1.77	(c)	1.81	1.80
Net investment income (loss)	(0.15	)(a)	(0.11)	(0.14)	(0.13	)(c)	(0.09)	(0.23)
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$3,044		$3,186	$3,448	$3,103		$2,935	$3,625

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.67	(a)	1.71	1.73	1.75	(c)	1.80	1.79

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$31.61		$33.33	$29.75	$26.12		$26.62	$28.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	$0.11	$0.10	(c)	$0.11	$0.07
Net realized and unrealized gain (loss)	0.41		1.02	5.50	4.43		2.04	0.14
Total from investment operations	$0.47		$1.14	$5.61	$4.53		$2.15	$0.21

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.04)	$(0.09)	$(0.09)		$(0.06)	$(0.03)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.55)		$(2.86)	$(2.03)	$(0.90)		$(2.65)	$(2.18)
Net asset value, end of period (x)	$31.53		$31.61	$33.33	$29.75		$26.12	$26.62
Total return (%) (r)(s)(t)(x)	1.40	(n)	4.66	19.61	17.80	(c)	8.82	0.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.25	1.25	1.28	(c)	1.32	1.30
Expenses after expense reductions (f)	1.18	(a)	1.23	1.24	1.27	(c)	1.31	1.30
Net investment income (loss)	0.36	(a)	0.39	0.35	0.38	(c)	0.46	0.27
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$13,829		$13,416	$15,202	$16,508		$15,932	$16,332

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.16	(a)	1.20	1.22	1.25	(c)	1.29	1.29

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$32.36		$34.11	$30.33	$26.61		$27.10	$29.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.20	$0.17	(c)	$0.18	$0.15
Net realized and unrealized gain (loss)	0.41		1.04	5.61	4.52		2.06	0.13
Total from investment operations	$0.52		$1.24	$5.81	$4.69		$2.24	$0.28

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.17)	$(0.09)	$(0.16)		$(0.14)	$(0.13)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.64)		$(2.99)	$(2.03)	$(0.97)		$(2.73)	$(2.28)
Net asset value, end of period (x)	$32.24		$32.36	$34.11	$30.33		$26.61	$27.10
Total return (%) (r)(s)(t)(x)	1.51	(n)	4.91	19.91	18.10	(c)	9.06	0.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.00	1.00	1.02	(c)	1.07	1.05
Expenses after expense reductions (f)	0.94	(a)	0.99	0.99	1.02	(c)	1.06	1.05
Net investment income (loss)	0.62	(a)	0.64	0.61	0.62	(c)	0.71	0.52
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$53,811		$42,199	$34,916	$28,075		$77,217	$65,775

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.92	(a)	0.96	0.98	1.00	(c)	1.04	1.04

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$32.76		$34.48	$30.71	$26.93		$27.39	$29.40

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	$0.28	$0.25	(c)	$0.23	$0.22
Net realized and unrealized gain (loss)	0.42		1.05	5.67	4.57		2.11	0.12
Total from investment operations	$0.57		$1.33	$5.95	$4.82		$2.34	$0.34

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.23)	$(0.24)	$(0.23)		$(0.21)	$(0.20)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.70)		$(3.05)	$(2.18)	$(1.04)		$(2.80)	$(2.35)
Net asset value, end of period (x)	$32.63		$32.76	$34.48	$30.71		$26.93	$27.39
Total return (%) (r)(s)(t)(x)	1.64	(n)	5.18	20.18	18.40	(c)	9.36	1.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.75	0.75	0.78	(c)	0.82	0.80
Expenses after expense reductions (f)	0.69	(a)	0.74	0.74	0.77	(c)	0.81	0.80
Net investment income (loss)	0.85	(a)	0.89	0.86	0.87	(c)	0.90	0.76
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$30,289		$29,218	$27,707	$22,494		$15,799	$21,159

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.67	(a)	0.71	0.73	0.76	(c)	0.79	0.79

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$34.55		$36.18	$32.12	$28.13		$28.49	$30.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.32	$0.32	$0.29	(c)	$0.58	$0.24
Net realized and unrealized gain (loss)	0.44		1.13	5.95	4.77		1.89	0.15
Total from investment operations	$0.61		$1.45	$6.27	$5.06		$2.47	$0.39

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.26)	$(0.27)	$(0.27)		$(0.24)	$(0.22)
From net realized gain	(0.49)		(2.82)	(1.94)	(0.81)		(2.59)	(2.15)
Total distributions declared to shareholders	$(0.72)		$(3.08)	$(2.21)	$(1.07)		$(2.83)	$(2.37)
Net asset value, end of period (x)	$34.44		$34.55	$36.18	$32.12		$28.13	$28.49
Total return (%) (r)(s)(t)(x)	1.68	(n)	5.28	20.29	18.49	(c)	9.46	1.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.67	0.67	0.69	(c)	0.70	0.71
Expenses after expense reductions (f)	0.62	(a)	0.66	0.66	0.68	(c)	0.69	0.70
Net investment income (loss)	0.93	(a)	0.98	0.95	0.97	(c)	2.10	0.82
Portfolio turnover	24	(n)	39	42	46		68	53
Net assets at end of period (000 omitted)	$944,192		$783,340	$577,588	$393,153		$300,078	$6,198

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.60	(a)	0.63	0.65	0.66	(c)	0.68	0.69

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended August 31, 2017 would have been lower by approximately 0.85%.

(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity

27

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

28

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,310,781,829	$—	$—	$3,310,781,829
Mutual Funds	59,068,993	—	—	59,068,993
Total	$3,369,850,822	$—	$—	$3,369,850,822
Securities Sold Short	$(17,203,271)	$—	$—	$(17,203,271)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2020, this expense amounted to $423,285. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans

29

Notes to Financial Statements (unaudited) – continued

can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

30

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$27,039,464
Long-term capital gains	172,760,670

Total distributions	$199,800,134
The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$2,856,545,915
Gross appreciation	634,941,165

Gross depreciation	(121,636,258)
Net unrealized appreciation (depreciation)	$513,304,907

As of 8/31/19

Undistributed ordinary income	21,523,258
Undistributed long-term capital gain	42,076,042
Other temporary differences	867,245
Net unrealized appreciation (depreciation)	584,605,909

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

31

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$29,982,091	$105,866,198
Class B	475,008	2,489,868
Class C	2,151,200	5,804,466
Class I	11,488,721	25,883,573
Class R1	53,748	326,330
Class R2	241,357	1,217,794
Class R3	966,738	3,436,027
Class R4	613,572	2,469,308
Class R6	17,877,056	52,306,570
Total	$63,849,491	$199,800,134

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $167,763, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $257,257 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

32

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,979,788
Class B	0.75%	0.25%	1.00%	1.00%	135,816
Class C	0.75%	0.25%	1.00%	1.00%	526,158
Class R1	0.75%	0.25%	1.00%	1.00%	16,170
Class R2	0.25%	0.25%	0.50%	0.49%	36,687
Class R3	—	0.25%	0.25%	0.25%	64,603
Total Distribution and Service Fees					$2,759,222

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $43,036, $504, $326, and $907 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$12,780
Class B	7,601
Class C	2,995

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $182,243, which equated to 0.0110% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended

33

Notes to Financial Statements (unaudited) – continued

February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $988,958.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $487 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $8,222 at February 29, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On October 25, 2019, MFS purchased 3,570 shares of Class R4 for an aggregate amount of $124,919.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $494,891.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $86,871, which is included in “Other” income in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,050,435,918 and $753,965,967, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	5,567,415	$190,419,973	9,634,178	$300,587,873
Class B	9,057	272,708	108,329	2,957,560
Class C	669,614	19,692,591	1,116,113	29,419,493
Class I	5,091,554	185,752,640	10,576,543	346,152,292
Class R1	13,023	383,890	19,278	514,159
Class R2	75,351	2,498,085	140,877	4,281,134
Class R3	477,072	16,335,249	558,827	17,349,962
Class R4	105,983	3,689,962	235,627	7,596,808
Class R6	6,387,798	235,197,031	8,080,095	268,741,520
	18,396,867	$654,242,129	30,469,867	$977,600,801

Shares issued in connection with acquisition of MFS Equity
Opportunities Fund
Class A	3,575,449	$118,383,117
Class B	246,884	7,102,850
Class C	1,200,588	34,084,698
Class I	1,634,666	57,523,902
Class R1	3,682	104,467
Class R2	15,173	489,189
Class R3	23,823	786,385
Class R4	22,752	760,839
Class R6	229,660	8,100,125
	6,952,677	$227,335,572

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	856,833	$28,952,375	3,617,902	$102,241,924
Class B	15,738	462,711	98,656	2,438,781
Class C	69,056	1,999,170	228,301	5,570,537
Class I	301,669	10,829,902	818,315	24,524,913
Class R1	1,854	53,748	13,385	326,330
Class R2	7,179	236,698	42,497	1,172,074
Class R3	28,695	966,738	121,888	3,436,027
Class R4	17,867	609,088	86,084	2,452,539
Class R6	467,693	16,822,916	1,640,473	49,246,989
	1,766,584	$60,933,346	6,667,501	$191,410,114

Shares reacquired
Class A	(3,783,624)	$(129,913,811)	(5,585,845)	$(172,873,286)
Class B	(164,608)	(4,919,509)	(294,676)	(7,961,871)
Class C	(418,108)	(12,254,341)	(647,045)	(17,059,886)
Class I	(3,605,757)	(132,147,306)	(4,654,776)	(148,719,791)
Class R1	(23,064)	(674,834)	(33,857)	(870,193)
Class R2	(83,489)	(2,785,220)	(215,066)	(6,465,638)
Class R3	(164,518)	(5,635,174)	(400,269)	(12,423,690)
Class R4	(110,297)	(3,799,647)	(233,321)	(7,058,208)
Class R6	(2,342,081)	(86,509,390)	(3,009,716)	(100,053,397)
	(10,695,546)	$(378,639,232)	(15,074,571)	$(473,485,960)

Net change
Class A	6,216,073	$207,841,654	7,666,235	$229,956,511
Class B	107,071	2,918,760	(87,691)	(2,565,530)
Class C	1,521,150	43,522,118	697,369	17,930,144
Class I	3,422,132	121,959,138	6,740,082	221,957,414
Class R1	(4,505)	(132,729)	(1,194)	(29,704)
Class R2	14,214	438,752	(31,692)	(1,012,430)
Class R3	365,072	12,453,198	280,446	8,362,299
Class R4	36,305	1,260,242	88,390	2,991,139
Class R6	4,743,070	173,610,682	6,710,852	217,935,112
	16,420,582	$563,871,815	22,062,797	$695,524,955

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

36

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $7,450 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$36,346,848	$374,600,160	$351,874,435	$(5,208)	$1,628	$59,068,993

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$449,718	$—

(8) Acquisitions

At close of business on October 25, 2019, the MFS Core Equity Fund with net assets of approximately $2,981,074,655, acquired all of the assets and liabilities of MFS Equity Opportunities Fund. The purpose of the transaction was to provide shareholders of MFS Equity Opportunities Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 6,952,677 shares of the fund (valued at approximately $227,335,572) for all of the assets and liabilities of MFS Equity Opportunities Fund. MFS Equity Opportunities Fund then distributed the shares of the fund that MFS Equity Opportunities Fund received from the fund to its shareholders. MFS Equity Opportunities Fund’s investments on that date were valued at approximately $227,592,285 with a cost basis of approximately $222,463,162. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Equity Opportunities Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment

37

Notes to Financial Statements (unaudited) – continued

portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Equity Opportunities Fund that have been included in the fund’s Statement of Operations since October 25, 2019. No pro forma information is provided as it is not material to the combined fund results.

(9) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® Low Volatility Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LVO-SEM

MFS® Low Volatility Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Johnson & Johnson	2.7%
Adobe Systems, Inc.	2.7%
STORE Capital Corp., REIT	2.3%
PepsiCo, Inc.	2.1%
Lockheed Martin Corp.	2.1%
Terumo Corp.	2.1%
Starbucks Corp.	2.1%
ABC-MART, Inc.	2.0%

GICS equity sectors (g)
Health Care	16.0%
Consumer Staples	14.9%
Information Technology	13.5%
Consumer Discretionary	11.0%
Financials	11.0%
Communication Services	10.3%
Real Estate	8.3%
Utilities	8.1%
Industrials	6.1%
Materials	2.5%
Energy	2.1%

Issuer country weightings (x)
United States	42.5%
Japan	12.6%
Canada	8.9%
Switzerland	7.4%
United Kingdom	3.8%
Hong Kong	3.6%
Germany	3.3%
Taiwan	2.9%
Australia	2.1%
Other Countries	12.9%

2

Portfolio Composition – continued

Currency exposure weightings (y)
United States Dollar	51.4%
Japanese Yen	12.6%
Swiss Franc	7.4%
Euro	5.7%
British Pound Sterling	3.8%
Hong Kong Dollar	3.0%
Taiwan Dollar	2.9%
Australian Dollar	2.1%
Indian Rupee	1.7%
Other Currencies	9.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.00%	$1,000.00	$982.91	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
B	Actual	1.75%	$1,000.00	$979.53	$8.61
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
C	Actual	1.75%	$1,000.00	$979.67	$8.61
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
I	Actual	0.75%	$1,000.00	$984.83	$3.70
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
R1	Actual	1.75%	$1,000.00	$978.97	$8.61
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R2	Actual	1.25%	$1,000.00	$981.64	$6.16
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R3	Actual	1.00%	$1,000.00	$982.88	$4.93
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R4	Actual	0.75%	$1,000.00	$984.84	$3.70
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
R6	Actual	0.68%	$1,000.00	$984.59	$3.36
	Hypothetical (h)	0.68%	$1,000.00	$1,021.48	$3.42

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 103.8%
Aerospace - 2.6%
Leidos Holdings, Inc.	11,800	$1,211,270
Lockheed Martin Corp.	13,070	4,834,201

		$6,045,471
Airlines - 0.4%
Malaysia Airports Holdings Berhad	606,800	$952,134

Automotive - 0.8%
USS Co. Ltd.	113,000	$1,781,145

Broadcasting - 0.5%
Publicis Groupe S.A.	32,415	$1,253,886

Business Services - 4.1%
Auto Trader Group PLC	190,556	$1,285,888
CGI, Inc. (a)	22,300	1,570,143
Fiserv, Inc. (a)	25,291	2,765,824
Infosys Technologies Ltd., ADR	382,020	3,846,941

		$9,468,796
Cable TV - 0.4%
Comcast Corp., “A”	22,191	$897,182

Computer Software - 2.7%
Adobe Systems, Inc. (a)	17,633	$6,085,501

Computer Software - Systems - 2.3%
Fujitsu Ltd.	12,800	$1,350,833
Hitachi Ltd.	34,000	1,140,461
NICE Systems Ltd., ADR (a)	16,573	2,715,155

		$5,206,449
Construction - 1.9%
AvalonBay Communities, Inc., REIT	16,247	$3,258,985
Rinnai Corp.	17,500	1,183,399

		$4,442,384
Consumer Products - 2.8%
Kimberly-Clark Corp.	17,724	$2,325,212
L’Oréal	4,154	1,117,200

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Procter & Gamble Co.	26,432	$2,992,895

		$6,435,307
Electronics - 4.5%
Kyocera Corp.	56,100	$3,516,099
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	124,491	6,702,595

		$10,218,694
Energy - Integrated - 1.1%
Eni S.p.A.	61,845	$765,610
Royal Dutch Shell PLC, “B”	79,497	1,726,344

		$2,491,954
Entertainment - 0.4%
CTS Eventim AG	18,565	$981,933

Food & Beverages - 7.8%
General Mills, Inc.	62,094	$3,042,606
Mondelez International, Inc.	40,161	2,120,501
Mowi A.S.A.	102,530	2,173,066
Nestle S.A.	40,686	4,215,353
PepsiCo, Inc.	37,346	4,930,792
Toyo Suisan Kaisha Ltd.	37,300	1,494,325

		$17,976,643
Food & Drug Stores - 3.8%
Dairy Farm International Holdings Ltd.	281,900	$1,353,120
Lawson, Inc. (l)	18,900	1,015,005
Seven & I Holdings Co. Ltd. (l)	68,200	2,328,869
Tesco PLC	310,353	916,716
Wesfarmers Ltd.	120,933	3,157,335

		$8,771,045
Gaming & Lodging - 1.9%
Crown Resorts Ltd.	258,067	$1,723,053
Genting Berhad	2,310,300	2,713,164

		$4,436,217
Health Maintenance Organizations - 1.0%
Cigna Corp.	12,185	$2,229,124

Insurance - 6.0%
Beazley PLC	253,172	$1,742,244
Everest Re Group Ltd.	14,682	3,639,374

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Insurance - continued
MetLife, Inc.	85,978	$3,672,980
Reinsurance Group of America, Inc.	12,600	1,537,578
Samsung Fire & Marine Insurance Co. Ltd.	7,658	1,248,484
Zurich Insurance Group AG	5,172	2,012,780

		$13,853,440
Internet - 0.9%
Alphabet, Inc., “A” (a)	1,610	$2,156,192

Machinery & Tools - 0.8%
AGCO Corp.	15,164	$916,361
Doosan Bobcat, Inc.	38,139	902,949

		$1,819,310
Major Banks - 2.1%
Bank of Nova Scotia	20,354	$1,065,532
PNC Financial Services Group, Inc.	12,914	1,632,329
Royal Bank of Canada	27,853	2,074,213

		$4,772,074
Medical & Health Technology & Services - 0.4%
McKesson Corp.	6,717	$939,440

Medical Equipment - 3.0%
EssilorLuxottica	16,257	$2,240,726
Terumo Corp.	147,900	4,738,053

		$6,978,779
Natural Gas - Pipeline - 1.0%
Enbridge, Inc.	63,384	$2,372,463

Other Banks & Diversified Financials - 2.9%
Credicorp Ltd.	10,219	$1,852,398
DBS Group Holdings Ltd.	52,800	922,016
Komercni Banka A.S.	40,521	1,243,843
U.S. Bancorp	57,098	2,651,631

		$6,669,888
Pharmaceuticals - 12.5%
Eli Lilly & Co.	23,246	$2,932,018
Johnson & Johnson	46,819	6,296,219
Merck & Co., Inc.	44,190	3,383,186
Novartis AG	21,607	1,813,891
Novo Nordisk A.S., “B”	60,671	3,605,888

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Pfizer, Inc.	55,669	$1,860,458
Roche Holding AG	27,329	8,907,737

		$28,799,397
Pollution Control - 2.0%
Waste Connections, Inc.	47,167	$4,551,144

Precious Metals & Minerals - 1.3%
Franco-Nevada Corp.	27,444	$2,946,307

Railroad & Shipping - 0.8%
Canadian National Railway Co.	21,924	$1,861,567

Real Estate - 6.9%
Grand City Properties S.A.	165,975	$3,890,636
Life Storage, Inc., REIT	17,403	1,877,958
Public Storage, Inc., REIT	7,249	1,515,911
STORE Capital Corp., REIT	157,417	5,172,722
Sun Communities, Inc., REIT	21,784	3,330,338

		$15,787,565
Restaurants - 4.1%
McDonald’s Corp.	16,867	$3,275,065
Starbucks Corp.	60,067	4,711,055
U.S. Foods Holding Corp. (a)	41,826	1,407,027

		$9,393,147
Specialty Chemicals - 1.2%
Symrise AG	27,616	$2,689,770

Specialty Stores - 2.0%
ABC-MART, Inc.	79,600	$4,585,910

Telecommunications - Wireless - 3.3%
Advanced Info Service Public Co. Ltd.	213,000	$1,356,774
KDDI Corp.	142,400	4,024,279
Vodafone Group PLC	1,197,435	2,091,225

		$7,472,278
Telephone Services - 4.2%
HKT Trust and HKT Ltd.	2,154,000	$3,230,084
TELUS Corp.	107,401	3,895,434
Verizon Communications, Inc.	46,326	2,509,016

		$9,634,534

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
British American Tobacco PLC	26,230	$1,042,375
Japan Tobacco, Inc.	92,500	1,834,412

		$2,876,787
Utilities - Electric Power - 8.1%
American Electric Power Co., Inc.	29,449	$2,628,618
Avangrid, Inc.	33,205	1,649,956
CEZ A.S. (Czech Republic)	36,304	695,772
CLP Holdings Ltd.	351,000	3,698,441
Duke Energy Corp.	11,184	1,025,573
Evergy, Inc.	40,996	2,679,089
WEC Energy Group, Inc.	33,494	3,092,501
Xcel Energy, Inc.	49,453	3,081,911

		$18,551,861
Total Common Stocks (Identified Cost, $210,698,290)		$238,385,718

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $953,485)	953,485	$953,580

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (j) (Identified Cost, $22,995)	22,995	$22,995

Other Assets, Less Liabilities - (4.2)%		(9,750,464)
Net Assets - 100.0%		$229,611,829

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $953,580 and $238,408,713, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,835,202 of securities on loan (identified cost, $210,721,285)	$238,408,713
Investments in affiliated issuers, at value (identified cost, $953,485)	953,580
Cash	23,479
Receivables for
Fund shares sold	1,171,942
Interest and dividends	869,459
Other assets	976
Total assets	$241,428,149
Liabilities
Payables for
Investments purchased	$326,657
Fund shares reacquired	11,361,592
Collateral for securities loaned, at value (c)	22,995
Payable to affiliates
Investment adviser	6,944
Administrative services fee	355
Shareholder servicing costs	53,329
Distribution and service fees	701
Payable for independent Trustees’ compensation	776
Deferred country tax expense payable	5,186
Accrued expenses and other liabilities	37,785
Total liabilities	$11,816,320
Net assets	$229,611,829
Net assets consist of
Paid-in capital	$204,803,371
Total distributable earnings (loss)	24,808,458
Net assets	$229,611,829
Shares of beneficial interest outstanding	17,071,870

(c)	Non-cash collateral is not included.

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$23,317,143	1,733,353	$13.45
Class B	394,971	29,569	13.36
Class C	3,035,826	227,594	13.34
Class I	106,847,306	7,939,668	13.46
Class R1	99,513	7,419	13.41
Class R2	159,599	11,864	13.45
Class R3	74,456	5,528	13.47
Class R4	70,651	5,249	13.46
Class R6	95,612,364	7,111,626	13.44

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.27 [100 / 94.25 x $13.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,581,833
Dividends from affiliated issuers	12,281
Other	5,036
Income on securities loaned	331
Foreign taxes withheld	(126,843)
Total investment income	$2,472,638
Expenses
Management fee	$643,059
Distribution and service fees	46,866
Shareholder servicing costs	67,833
Administrative services fee	20,488
Independent Trustees’ compensation	4,823
Custodian fee	37,063
Shareholder communications	14,383
Audit and tax fees	28,131
Legal fees	1,069
Registration fees	65,596
Miscellaneous	30,564
Total expenses	$959,875
Reduction of expenses by investment adviser and distributor	(67,479)
Net expenses	$892,396
Net investment income (loss)	$1,580,242

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,386 country tax)	$326,089
Affiliated issuers	476
Foreign currency	(3,517)
Net realized gain (loss)	$323,048
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $31,442 decrease in deferred country tax)	$(7,318,980)
Affiliated issuers	50
Translation of assets and liabilities in foreign currencies	2,119
Net unrealized gain (loss)	$(7,316,811)
Net realized and unrealized gain (loss)	$(6,993,763)
Change in net assets from operations	$(5,413,521)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$1,580,242	$4,684,916
Net realized gain (loss)	323,048	1,976,712
Net unrealized gain (loss)	(7,316,811)	10,762,414
Change in net assets from operations	$(5,413,521)	$17,424,042
Total distributions to shareholders	$(4,251,075)	$(10,518,952)
Change in net assets from fund share transactions	$19,886,224	$17,311,467
Total change in net assets	$10,221,628	$24,216,557

Net assets
At beginning of period	219,390,201	195,173,644
At end of period	$229,611,829	$219,390,201

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.73	$12.82	$11.87	$10.75	$10.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.25	$0.23	$0.19	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.31)		0.56	0.92	0.91	1.11	(0.22)
Total from investment operations	$(0.23)		$0.81	$1.15	$1.10	$1.29	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.23)	$(0.24)	$(0.15)	$(0.17)	$(0.12)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.24)		$(0.62)	$(0.24)	$(0.15)	$(0.17)	$(0.14)
Net asset value, end of period (x)	$13.45		$13.92	$13.73	$12.82	$11.87	$10.75
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	6.38	9.09	9.36	12.12	(0.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.05	1.06	1.23	1.51	1.88
Expenses after expense reductions (f)	1.00	(a)	0.98	0.97	1.17	1.19	1.23
Net investment income (loss)	1.11	(a)(l)	1.86	1.75	1.55	1.56	1.65
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$23,317		$19,981	$9,102	$9,215	$7,473	$3,981

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.82		$13.63	$12.73	$11.79	$10.70	$10.91

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.14	$0.13	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	(0.30)		0.57	0.91	0.91	1.12	(0.20)
Total from investment operations	$(0.27)		$0.71	$1.04	$1.00	$1.19	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.14)	$(0.06)	$(0.10)	$(0.07)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.19)		$(0.52)	$(0.14)	$(0.06)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$13.36		$13.82	$13.63	$12.73	$11.79	$10.70
Total return (%) (r)(s)(t)(x)	(2.05	)(n)	5.60	8.25	8.48	11.16	(1.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.79	1.81	1.98	2.33	2.68
Expenses after expense reductions (f)	1.75	(a)	1.74	1.74	1.96	1.98	2.01
Net investment income (loss)	0.35	(a)(l)	1.03	1.02	0.73	0.65	0.74
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$395		$410	$380	$350	$341	$446

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.80		$13.62	$12.71	$11.78	$10.69	$10.91

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.14	$0.13	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss)	(0.29)		0.57	0.92	0.91	1.11	(0.23)
Total from investment operations	$(0.27)		$0.71	$1.05	$1.00	$1.19	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)	$(0.14)	$(0.07)	$(0.10)	$(0.07)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.19)		$(0.53)	$(0.14)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$13.34		$13.80	$13.62	$12.71	$11.78	$10.69
Total return (%) (r)(s)(t)(x)	(2.03	)(n)	5.57	8.28	8.49	11.22	(1.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.80	1.81	1.98	2.23	2.66
Expenses after expense reductions (f)	1.75	(a)	1.74	1.74	1.96	1.99	2.00
Net investment income (loss)	0.35	(a)(l)	1.02	1.01	0.76	0.74	0.89
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$3,036		$2,876	$1,773	$1,924	$1,554	$453

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.73	$12.82	$11.87	$10.76	$10.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.28	$0.27	$0.23	$0.21	$0.24
Net realized and unrealized gain (loss)	(0.30)		0.56	0.91	0.90	1.10	(0.25)
Total from investment operations	$(0.20)		$0.84	$1.18	$1.13	$1.31	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.26)	$(0.27)	$(0.18)	$(0.20)	$(0.14)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.26)		$(0.65)	$(0.27)	$(0.18)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$13.46		$13.92	$13.73	$12.82	$11.87	$10.76
Total return (%) (r)(s)(t)(x)	(1.52	)(n)	6.61	9.34	9.59	12.34	(0.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.79	0.81	0.94	1.17	1.63
Expenses after expense reductions (f)	0.75	(a)	0.74	0.74	0.90	0.98	1.00
Net investment income (loss)	1.36	(a)(l)	2.09	2.03	1.87	1.86	2.10
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$106,847		$118,907	$114,259	$97,952	$10,669	$2,685

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.88		$13.69	$12.78	$11.84	$10.70	$10.91

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.14	$0.14	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.31)		0.58	0.91	0.91	1.12	(0.19)
Total from investment operations	$(0.28)		$0.72	$1.05	$1.00	$1.20	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)	$(0.14)	$(0.06)	$(0.06)	$(0.07)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.19)		$(0.53)	$(0.14)	$(0.06)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$13.41		$13.88	$13.69	$12.78	$11.84	$10.70
Total return (%) (r)(s)(t)(x)	(2.10	)(n)	5.61	8.29	8.47	11.24	(1.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.79	1.81	1.98	2.31	2.69
Expenses after expense reductions (f)	1.75	(a)	1.74	1.74	1.96	1.99	2.01
Net investment income (loss)	0.36	(a)(l)	1.03	1.03	0.75	0.69	0.66
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$100		$96	$74	$68	$56	$108

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.73	$12.81	$11.87	$10.74	$10.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.21	$0.20	$0.15	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.29)		0.57	0.92	0.90	1.13	(0.20)
Total from investment operations	$(0.24)		$0.78	$1.12	$1.05	$1.26	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.20)	$(0.20)	$(0.11)	$(0.13)	$(0.09)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.23)		$(0.59)	$(0.20)	$(0.11)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$13.45		$13.92	$13.73	$12.81	$11.87	$10.74
Total return (%) (r)(s)(t)(x)	(1.84	)(n)	6.09	8.87	8.94	11.83	(0.71)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.29	1.31	1.49	1.79	2.19
Expenses after expense reductions (f)	1.25	(a)	1.24	1.24	1.47	1.49	1.51
Net investment income (loss)	0.74	(a)(l)	1.53	1.52	1.24	1.20	1.16
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$160		$75	$66	$61	$72	$112

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.94		$13.74	$12.82	$11.88	$10.76	$10.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.24	$0.22	$0.19	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.31)		0.58	0.93	0.90	1.12	(0.19)
Total from investment operations	$(0.23)		$0.82	$1.15	$1.09	$1.28	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.23)	$(0.23)	$(0.15)	$(0.16)	$(0.11)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.24)		$(0.62)	$(0.23)	$(0.15)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$13.47		$13.94	$13.74	$12.82	$11.88	$10.76
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	6.42	9.11	9.24	12.05	(0.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.04	1.05	1.21	1.56	1.94
Expenses after expense reductions (f)	1.00	(a)	0.99	0.99	1.18	1.24	1.26
Net investment income (loss)	1.11	(a)(l)	1.78	1.69	1.55	1.44	1.41
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$74		$71	$67	$151	$56	$110

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.73	$12.82	$11.87	$10.76	$10.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.27	$0.27	$0.21	$0.19	$0.19
Net realized and unrealized gain (loss)	(0.30)		0.57	0.91	0.92	1.12	(0.20)
Total from investment operations	$(0.20)		$0.84	$1.18	$1.13	$1.31	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.26)	$(0.27)	$(0.18)	$(0.20)	$(0.14)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.26)		$(0.65)	$(0.27)	$(0.18)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$13.46		$13.92	$13.73	$12.82	$11.87	$10.76
Total return (%) (r)(s)(t)(x)	(1.52	)(n)	6.61	9.34	9.58	12.32	(0.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.79	0.81	0.98	1.31	1.69
Expenses after expense reductions (f)	0.75	(a)	0.74	0.74	0.96	0.99	1.02
Net investment income (loss)	1.35	(a)(l)	2.03	2.02	1.74	1.69	1.66
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$71		$72	$67	$62	$56	$110

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$13.91		$13.72	$12.81	$11.86	$10.76	$10.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.28	$0.27	$0.21	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.30)		0.57	0.92	0.92	1.11	(0.20)
Total from investment operations	$(0.20)		$0.85	$1.19	$1.13	$1.31	$0.00

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.27)	$(0.28)	$(0.18)	$(0.21)	$(0.14)
From net realized gain	(0.09)		(0.39)	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.27)		$(0.66)	$(0.28)	$(0.18)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$13.44		$13.91	$13.72	$12.81	$11.86	$10.76
Total return (%) (r)(s)(t)(x)	(1.54	)(n)	6.68	9.42	9.63	12.37	(0.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	0.74	0.94	1.21	1.63
Expenses after expense reductions (f)	0.68	(a)	0.67	0.67	0.92	0.93	0.97
Net investment income (loss)	1.44	(a)(l)	2.11	2.08	1.77	1.76	1.79
Portfolio turnover	8	(n)	65	41	24	28	61
Net assets at end of period (000 omitted)	$95,612		$76,901	$69,385	$68,569	$45,799	$27,802

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

24

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations –Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source

25

Notes to Financial Statements (unaudited) – continued

and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$106,268,599	$—	$—	$106,268,599
Japan	—	28,992,790	—	28,992,790
Canada	20,336,803	—	—	20,336,803
Switzerland	—	16,949,761	—	16,949,761
United Kingdom	—	8,804,792	—	8,804,792
Hong Kong	1,353,120	6,928,525	—	8,281,645
Germany	—	7,562,339	—	7,562,339
Taiwan	6,702,595	—	—	6,702,595
Australia	—	4,880,388	—	4,880,388
Other Countries	13,732,916	15,873,090	—	29,606,006
Mutual Funds	976,575	—	—	976,575
Total	$149,370,608	$89,991,685	$—	$239,362,293
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

26

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,835,202. The fair value of the fund’s investment securities on loan and a related liability of $22,995 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,903,682 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

27

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$4,465,803
Long-term capital gains	6,053,149

Total distributions	$10,518,952

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$214,380,924
Gross appreciation	33,696,909

Gross depreciation	(8,715,540)
Net unrealized appreciation (depreciation)	$24,981,369

As of 8/31/19

Undistributed ordinary income	1,949,792
Undistributed long-term capital gain	244,641
Other temporary differences	(70,923)
Net unrealized appreciation (depreciation)	32,349,544

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$383,341	$549,580
Class B	5,599	14,039
Class C	42,211	77,581
Class I	2,168,954	6,406,191
Class R1	1,372	2,931
Class R2	2,280	2,854
Class R3	1,317	3,034
Class R4	1,365	3,226
Class R6	1,644,636	3,459,516
Total	$4,251,075	$10,518,952

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%

29

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $11,866, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $55,172, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,873 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$28,112
Class B	0.75%	0.25%	1.00%	1.00%	2,105
Class C	0.75%	0.25%	1.00%	1.00%	15,669
Class R1	0.75%	0.25%	1.00%	1.00%	509
Class R2	0.25%	0.25%	0.50%	0.50%	376
Class R3	—	0.25%	0.25%	0.25%	95
Total Distribution and Service Fees					$46,866

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

30

Notes to Financial Statements (unaudited) – continued

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $441 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$56
Class B	—
Class C	12

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $6,549, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $61,284.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

31

Notes to Financial Statements (unaudited) – continued

At February 29, 2020, MFS held approximately 68% of the outstanding shares of Class R1, 94% of the outstanding shares of Class R3, and 100% of the outstanding shares of Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $62,558.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $4,833, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $46,034,693 and $18,340,368, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	544,535	$7,840,801	1,041,729	$13,809,908
Class B	—	—	3,234	41,580
Class C	29,290	414,242	131,925	1,728,080
Class I	2,141,589	30,772,699	8,478,173	112,927,999
Class R1	383	5,497	1,336	18,304
Class R2	6,293	88,578	358	4,947
Class R3	338	4,863	—	—
Class R6	1,647,990	23,696,065	1,744,896	23,529,647
	4,370,418	$62,822,745	11,401,651	$152,060,465

Shares issued to shareholders in reinvestment of distributions
Class A	26,713	$383,172	42,848	$548,615
Class B	392	5,599	1,114	14,039
Class C	2,909	41,484	6,003	75,592
Class I	128,329	1,838,070	476,060	6,073,699
Class R1	96	1,372	231	2,931
Class R2	158	2,280	224	2,854
Class R3	92	1,317	238	3,033
Class R4	95	1,365	252	3,226
Class R6	110,203	1,578,067	261,566	3,338,647
	268,987	$3,852,726	788,536	$10,062,636

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(273,525)	$(3,966,388)	(311,945)	$(4,142,094)
Class B	(496)	(7,204)	(2,521)	(32,865)
Class C	(13,017)	(184,933)	(59,697)	(780,451)
Class I	(2,870,450)	(40,100,305)	(8,734,942)	(119,271,353)
Class R1	(7)	(95)	(43)	(600)
Class R6	(174,437)	(2,530,322)	(1,535,830)	(20,584,271)
	(3,331,932)	$(46,789,247)	(10,644,978)	$(144,811,634)

Net change
Class A	297,723	$4,257,585	772,632	$10,216,429
Class B	(104)	(1,605)	1,827	22,754
Class C	19,182	270,793	78,231	1,023,221
Class I	(600,532)	(7,489,536)	219,291	(269,655)
Class R1	472	6,774	1,524	20,635
Class R2	6,451	90,858	582	7,801
Class R3	430	6,180	238	3,033
Class R4	95	1,365	252	3,226
Class R6	1,583,756	22,743,810	470,632	6,284,023
	1,307,473	$19,886,224	1,545,209	$17,311,467

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $658 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$588,609	$34,645,447	$34,281,002	$476	$50	$953,580

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$12,281	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® Low Volatility Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LVU-SEM

MFS® Low Volatility Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Eli Lilly & Co.	3.2%
Microsoft Corp.	2.9%
Waste Connections, Inc.	2.9%
Costco Wholesale Corp.	2.7%
PepsiCo, Inc.	2.7%
Starbucks Corp.	2.7%
Alphabet, Inc., “A”	2.6%
MetLife, Inc.	2.4%
Amdocs Ltd.	2.4%
Johnson & Johnson	2.4%

GICS equity sectors (g)
Industrials	16.5%
Health Care	16.3%
Information Technology	13.8%
Consumer Staples	11.7%
Financials	11.3%
Utilities	8.4%
Real Estate	7.8%
Communication Services	6.4%
Consumer Discretionary	6.2%
Materials	1.5%
Energy	1.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.89%	$1,000.00	$981.49	$4.38
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
B	Actual	1.64%	$1,000.00	$977.09	$8.06
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
C	Actual	1.64%	$1,000.00	$976.89	$8.06
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
I	Actual	0.64%	$1,000.00	$982.03	$3.15
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R1	Actual	1.64%	$1,000.00	$977.19	$8.06
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R2	Actual	1.14%	$1,000.00	$979.31	$5.61
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R3	Actual	0.89%	$1,000.00	$981.17	$4.38
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R4	Actual	0.64%	$1,000.00	$981.96	$3.15
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R6	Actual	0.56%	$1,000.00	$982.32	$2.76
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 101.1%
Aerospace - 4.9%
CACI International, Inc., “A” (a)	19,865	$4,867,322
Honeywell International, Inc.	49,496	8,026,766
Lockheed Martin Corp.	16,666	6,164,254
Northrop Grumman Corp.	17,965	5,907,611
United Technologies Corp.	25,014	3,266,578

		$28,232,531
Automotive - 1.6%
Copart, Inc. (a)	106,232	$8,974,479

Business Services - 6.0%
Amdocs Ltd.	218,043	$13,900,241
CoStar Group, Inc. (a)	12,608	8,416,975
FleetCor Technologies, Inc. (a)	10,367	2,755,445
Global Payments, Inc.	34,852	6,411,722
Verisk Analytics, Inc., “A”	18,847	2,923,358

		$34,407,741
Cable TV - 2.4%
Cable One, Inc.	4,031	$6,340,844
Charter Communications, Inc., “A” (a)	4,741	2,338,119
Comcast Corp., “A”	124,113	5,017,888

		$13,696,851
Computer Software - 4.7%
Adobe Systems, Inc. (a)	21,063	$7,269,263
Microsoft Corp.	103,916	16,835,431
Oracle Corp.	57,492	2,843,554

		$26,948,248
Construction - 2.4%
AvalonBay Communities, Inc., REIT	31,647	$6,348,072
Mid-America Apartment Communities, Inc., REIT	34,478	4,456,626
Stanley Black & Decker, Inc.	21,356	3,068,857

		$13,873,555
Consumer Products - 1.8%
Procter & Gamble Co.	92,595	$10,484,532

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 2.2%
Booking Holdings, Inc. (a)	2,232	$3,784,713
Bright Horizons Family Solutions, Inc. (a)	56,475	8,875,046

		$12,659,759
Electrical Equipment - 1.6%
AMETEK, Inc.	30,480	$2,621,280
Johnson Controls International PLC	106,432	3,892,218
TE Connectivity Ltd.	31,097	2,577,009

		$9,090,507
Electronics - 1.2%
Texas Instruments, Inc.	60,216	$6,873,054

Energy - Integrated - 1.2%
Chevron Corp.	20,372	$1,901,523
Exxon Mobil Corp.	91,566	4,710,155

		$6,611,678
Food & Beverages - 6.8%
General Mills, Inc.	138,418	$6,782,482
Ingredion, Inc.	117,325	9,773,173
J.M. Smucker Co.	27,972	2,880,836
Mondelez International, Inc.	78,998	4,171,094
PepsiCo, Inc.	116,473	15,377,930

		$38,985,515
Insurance - 10.2%
Allstate Corp.	42,454	$4,468,283
Aon PLC	36,552	7,602,816
Chubb Ltd.	44,740	6,488,642
Everest Re Group Ltd.	43,162	10,698,997
Hartford Financial Services Group, Inc.	116,575	5,822,921
Loews Corp.	127,052	5,797,383
MetLife, Inc.	326,662	13,955,001
Reinsurance Group of America, Inc.	26,945	3,288,098

		$58,122,141
Internet - 3.2%
Alphabet, Inc., “A” (a)	10,986	$14,713,001
Alphabet, Inc., “C” (a)	2,449	3,280,019

		$17,993,020

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 3.3%
AGCO Corp.	102,543	$6,196,674
Eaton Corp. PLC	79,500	7,212,240
Illinois Tool Works, Inc.	15,707	2,635,320
Roper Technologies, Inc.	7,961	2,799,884

		$18,844,118
Major Banks - 0.7%
PNC Financial Services Group, Inc.	33,165	$4,192,056

Medical & Health Technology & Services - 1.2%
McKesson Corp.	30,510	$4,267,129
Quest Diagnostics, Inc.	22,137	2,347,850

		$6,614,979
Medical Equipment - 6.4%
Danaher Corp.	70,302	$10,164,263
Medtronic PLC	91,374	9,198,621
STERIS PLC	71,579	11,353,861
Stryker Corp.	17,561	3,346,951
Thermo Fisher Scientific, Inc.	8,374	2,435,159

		$36,498,855
Natural Gas - Distribution - 0.4%
Sempra Energy	15,353	$2,146,042

Network & Telecom - 0.5%
Motorola Solutions, Inc.	17,718	$2,935,518

Other Banks & Diversified Financials - 2.4%
Mastercard, Inc., “A”	24,329	$7,061,492
U.S. Bancorp	52,391	2,433,038
Visa, Inc., “A”	24,548	4,461,845

		$13,956,375
Pharmaceuticals - 8.7%
Eli Lilly & Co.	146,101	$18,427,719
Johnson & Johnson	101,337	13,627,800
Merck & Co., Inc.	44,132	3,378,746
Pfizer, Inc.	274,727	9,181,376
Zoetis, Inc.	39,954	5,323,072

		$49,938,713

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 3.9%
Waste Connections, Inc.	169,748	$16,378,985
Waste Management, Inc.	51,530	5,710,039

		$22,089,024
Real Estate - 5.9%
EPR Properties, REIT	33,699	$1,996,329
Extra Space Storage, Inc., REIT	25,732	2,582,464
Public Storage, Inc., REIT	24,584	5,141,006
Spirit Realty Capital, Inc., REIT	124,873	5,681,721
STAG Industrial, Inc., REIT	76,870	2,150,823
STORE Capital Corp., REIT	295,143	9,698,399
Sun Communities, Inc., REIT	42,832	6,548,156

		$33,798,898
Restaurants - 4.4%
Darden Restaurants, Inc.	25,670	$2,502,825
McDonald’s Corp.	25,743	4,998,518
Starbucks Corp.	195,563	15,338,006
U.S. Foods Holding Corp. (a)	60,147	2,023,345

		$24,862,694
Specialty Chemicals - 1.5%
Ecolab, Inc.	47,733	$8,613,420

Specialty Stores - 2.7%
Costco Wholesale Corp.	54,783	$15,401,693

Telephone Services - 0.8%
Verizon Communications, Inc.	85,656	$4,639,129

Utilities - Electric Power - 8.1%
American Electric Power Co., Inc.	39,620	$3,536,481
Avangrid, Inc.	46,527	2,311,926
DTE Energy Co.	50,473	5,636,320
Duke Energy Corp.	68,474	6,279,066
Evergy, Inc.	71,508	4,673,048
Exelon Corp.	60,520	2,609,017
NextEra Energy, Inc.	41,441	10,474,627
WEC Energy Group, Inc.	25,105	2,317,945
Xcel Energy, Inc.	130,621	8,140,301

		$45,978,731
Total Common Stocks (Identified Cost, $558,183,169)		$577,463,856

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.9%
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $5,315,134)	5,315,030	$5,315,562

Other Assets, Less Liabilities - (2.0)%		(11,686,322)
Net Assets - 100.0%		$571,093,096

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,315,562 and $577,463,856, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $558,183,169)	$577,463,856
Investments in affiliated issuers, at value (identified cost, $5,315,134)	5,315,562
Receivables for
Fund shares sold	5,466,731
Dividends	1,148,193
Other assets	38,671
Total assets	$589,433,013

Liabilities
Payables for
Investments purchased	$3,658,211
Fund shares reacquired	14,422,469
Payable to affiliates
Investment adviser	17,045
Administrative services fee	736
Shareholder servicing costs	201,263
Distribution and service fees	4,960
Accrued expenses and other liabilities	35,233
Total liabilities	$18,339,917
Net assets	$571,093,096

Net assets consist of
Paid-in capital	$549,719,950
Total distributable earnings (loss)	21,373,146
Net assets	$571,093,096
Shares of beneficial interest outstanding	35,916,293

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$115,308,804	7,258,186	$15.89
Class B	2,385,541	150,476	15.85
Class C	28,101,384	1,779,240	15.79
Class I	360,489,221	22,660,068	15.91
Class R1	240,568	15,137	15.89
Class R2	430,619	26,992	15.95
Class R3	567,913	35,622	15.94
Class R4	73,768	4,633	15.92
Class R6	63,495,278	3,985,939	15.93

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.86 [100 / 94.25 x $15.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$5,089,220
Dividends from affiliated issuers	42,371
Other	7,824
Foreign taxes withheld	(8,947)
Total investment income	$5,130,468
Expenses
Management fee	$1,329,169
Distribution and service fees	280,602
Shareholder servicing costs	207,388
Administrative services fee	39,540
Independent Trustees’ compensation	3,609
Custodian fee	7,223
Shareholder communications	12,995
Audit and tax fees	25,669
Legal fees	984
Registration fees	96,130
Miscellaneous	16,311
Total expenses	$2,019,620
Reduction of expenses by investment adviser and distributor	(55,940)
Net expenses	$1,963,680
Net investment income (loss)	$3,166,788

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,753,357
Affiliated issuers	(2,563)
Foreign currency	(1)
Net realized gain (loss)	$1,750,793
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,015,363)
Affiliated issuers	164
Net unrealized gain (loss)	$(20,015,199)
Net realized and unrealized gain (loss)	$(18,264,406)
Change in net assets from operations	$(15,097,618)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$3,166,788	$2,128,879
Net realized gain (loss)	1,750,793	567,571
Net unrealized gain (loss)	(20,015,199)	22,926,394
Change in net assets from operations	$(15,097,618)	$25,622,844
Total distributions to shareholders	$(3,214,012)	$(4,818,533)
Change in net assets from fund share transactions	$201,730,789	$269,731,498
Total change in net assets	$183,419,159	$290,535,809

Net assets
At beginning of period	387,673,937	97,138,128
At end of period	$571,093,096	$387,673,937

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.28		$15.05	$13.77	$12.56	$11.12	$10.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18	$0.16	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.39)		1.68	1.47	1.23	1.49	0.30 (g)
Total from investment operations	$(0.30)		$1.86	$1.65	$1.39	$1.64	$0.44

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.17)	$(0.18)	$(0.15)	$(0.11)	$(0.13)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.09)		$(0.63)	$(0.37)	$(0.18)	$(0.20)	$(0.14)
Net asset value, end of period (x)	$15.89		$16.28	$15.05	$13.77	$12.56	$11.12
Total return (%) (r)(s)(t)(x)	(1.85	)(n)	13.23	12.14	11.18	14.87	4.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	1.05	1.16	1.33	1.65	2.72
Expenses after expense reductions (f)	0.89	(a)	0.89	0.88	1.16	1.19	1.18
Net investment income (loss)	1.04	(a)	1.22	1.25	1.19	1.25	1.22
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$115,309		$85,022	$41,177	$39,568	$29,508	$11,267

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.25		$15.02	$13.74	$12.53	$11.10	$10.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.07	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.39)		1.68	1.47	1.23	1.48	0.30 (g)
Total from investment operations	$(0.37)		$1.75	$1.54	$1.29	$1.54	$0.35

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.06)	$(0.07)	$(0.05)	$(0.02)	$(0.05)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.03)		$(0.52)	$(0.26)	$(0.08)	$(0.11)	$(0.06)
Net asset value, end of period (x)	$15.85		$16.25	$15.02	$13.74	$12.53	$11.10
Total return (%) (r)(s)(t)(x)	(2.29	)(n)	12.41	11.32	10.36	13.96	3.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.81	1.91	2.08	2.42	3.79
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.92	1.95	1.95
Net investment income (loss)	0.29	(a)	0.48	0.50	0.43	0.49	0.43
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$2,386		$2,558	$2,211	$2,081	$1,885	$717

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.20		$14.98	$13.70	$12.50	$11.09	$10.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.07	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.39)		1.67	1.48	1.23	1.48	0.30 (g)
Total from investment operations	$(0.37)		$1.74	$1.55	$1.29	$1.54	$0.35

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.08)	$(0.06)	$(0.04)	$(0.05)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.04)		$(0.52)	$(0.27)	$(0.09)	$(0.13)	$(0.06)
Net asset value, end of period (x)	$15.79		$16.20	$14.98	$13.70	$12.50	$11.09
Total return (%) (r)(s)(t)(x)	(2.31	)(n)	12.40	11.36	10.36	13.91	3.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.81	1.91	2.08	2.31	3.73
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.92	1.95	1.95
Net investment income (loss)	0.29	(a)	0.47	0.50	0.43	0.48	0.43
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$28,101		$21,859	$13,942	$12,422	$9,977	$1,564

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.31		$15.07	$13.78	$12.57	$11.14	$10.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.21	$0.19	$0.18	$0.16
Net realized and unrealized gain (loss)	(0.40)		1.68	1.49	1.23	1.48	0.30 (g)
Total from investment operations	$(0.29)		$1.91	$1.70	$1.42	$1.66	$0.46

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.22)	$(0.18)	$(0.14)	$(0.15)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.11)		$(0.67)	$(0.41)	$(0.21)	$(0.23)	$(0.16)
Net asset value, end of period (x)	$15.91		$16.31	$15.07	$13.78	$12.57	$11.14
Total return (%) (r)(s)(t)(x)	(1.80	)(n)	13.55	12.49	11.44	15.05	4.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.78	0.91	1.07	1.20	2.53
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.92	0.95	0.95
Net investment income (loss)	1.29	(a)	1.46	1.50	1.47	1.51	1.36
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$360,489		$246,245	$30,751	$21,814	$16,123	$964

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.29		$15.06	$13.77	$12.57	$11.12	$10.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.07	$0.05	$0.06	$0.04
Net realized and unrealized gain (loss)	(0.39)		1.68	1.48	1.24	1.49	0.31 (g)
Total from investment operations	$(0.37)		$1.75	$1.55	$1.29	$1.55	$0.35

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.06)	$(0.07)	$(0.06)	$(0.01)	$(0.04)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.03)		$(0.52)	$(0.26)	$(0.09)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$15.89		$16.29	$15.06	$13.77	$12.57	$11.12
Total return (%) (r)(s)(t)(x)	(2.28	)(n)	12.37	11.36	10.33	13.96	3.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.81	1.91	2.07	2.56	4.18
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.91	1.95	1.95
Net investment income (loss)	0.27	(a)	0.48	0.49	0.41	0.48	0.39
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$241		$164	$136	$108	$57	$112

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.36		$15.12	$13.83	$12.61	$11.13	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.14	$0.12	$0.12	$0.10
Net realized and unrealized gain (loss)	(0.41)		1.68	1.49	1.25	1.49	0.30 (g)
Total from investment operations	$(0.34)		$1.83	$1.63	$1.37	$1.61	$0.40

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.15)	$(0.12)	$(0.04)	$(0.09)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.07)		$(0.59)	$(0.34)	$(0.15)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.95		$16.36	$15.12	$13.83	$12.61	$11.13
Total return (%) (r)(s)(t)(x)	(2.07	)(n)	12.94	11.93	10.93	14.57	3.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.30	1.42	1.58	2.07	3.68
Expenses after expense reductions (f)	1.14	(a)	1.14	1.14	1.42	1.45	1.45
Net investment income (loss)	0.79	(a)	0.98	1.01	0.91	0.98	0.89
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$431		$368	$156	$74	$53	$113

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.34		$15.10	$13.81	$12.59	$11.14	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.19	$0.18	$0.15	$0.15	$0.13
Net realized and unrealized gain (loss)	(0.39)		1.68	1.48	1.25	1.48	0.31 (g)
Total from investment operations	$(0.30)		$1.87	$1.66	$1.40	$1.63	$0.44

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)	$(0.15)	$(0.09)	$(0.12)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.63)	$(0.37)	$(0.18)	$(0.18)	$(0.13)
Net asset value, end of period (x)	$15.94		$16.34	$15.10	$13.81	$12.59	$11.14
Total return (%) (r)(s)(t)(x)	(1.88	)(n)	13.24	12.18	11.22	14.72	4.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	1.05	1.16	1.33	1.82	3.43
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	1.17	1.20	1.20
Net investment income (loss)	1.09	(a)	1.22	1.25	1.18	1.23	1.14
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$568		$100	$67	$59	$53	$113

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.32		$15.08	$13.79	$12.58	$11.14	$10.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.21	$0.19	$0.17	$0.16
Net realized and unrealized gain (loss)	(0.40)		1.69	1.49	1.23	1.49	0.30 (g)
Total from investment operations	$(0.29)		$1.91	$1.70	$1.42	$1.66	$0.46

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.22)	$(0.18)	$(0.13)	$(0.15)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.11)		$(0.67)	$(0.41)	$(0.21)	$(0.22)	$(0.16)
Net asset value, end of period (x)	$15.92		$16.32	$15.08	$13.79	$12.58	$11.14
Total return (%) (r)(s)(t)(x)	(1.80	)(n)	13.53	12.48	11.42	15.08	4.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.81	0.91	1.08	1.57	3.18
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.92	0.95	0.95
Net investment income (loss)	1.29	(a)	1.48	1.50	1.42	1.48	1.39
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$74		$75	$66	$59	$53	$114

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.32		$15.09	$13.80	$12.58	$11.14	$10.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.23	$0.23	$0.18	$0.18	$0.16
Net realized and unrealized gain (loss)	(0.39)		1.68	1.48	1.27	1.50	0.30 (g)
Total from investment operations	$(0.27)		$1.91	$1.71	$1.45	$1.68	$0.46

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.23)	$(0.20)	$(0.15)	$(0.15)
From net realized gain	(0.02)		(0.46)	(0.19)	(0.03)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.12)		$(0.68)	$(0.42)	$(0.23)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$15.93		$16.32	$15.09	$13.80	$12.58	$11.14
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	13.56	12.57	11.61	15.21	4.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.71	0.82	0.97	1.36	3.14
Expenses after expense reductions (f)	0.56	(a)	0.56	0.54	0.78	0.88	0.91
Net investment income (loss)	1.37	(a)	1.53	1.60	1.38	1.53	1.43
Portfolio turnover	15	(n)	28	30	36	38	33
Net assets at end of period (000 omitted)	$63,495		$31,283	$8,632	$6,515	$1,693	$1,593

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

23

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

24

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$577,463,856	$—	$—	$577,463,856
Mutual Funds	5,315,562	—	—	5,315,562
Total	$582,779,418	$—	$—	$582,779,418

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on

25

Notes to Financial Statements (unaudited) – continued

securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$2,003,416
Long-term capital gains	2,815,117

Total distributions	$4,818,533

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$564,484,890
Gross appreciation	36,891,275

Gross depreciation	(18,596,747)
Net unrealized appreciation (depreciation)	$18,294,528

As of 8/31/19

Undistributed ordinary income	672,340
Undistributed long-term capital gain	678,160
Net unrealized appreciation (depreciation)	38,334,276

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$570,647	$1,941,936
Class B	4,567	78,678
Class C	62,248	519,468
Class I	2,252,243	1,788,527
Class R1	444	4,789
Class R2	1,744	6,328
Class R3	1,500	2,871
Class R4	509	2,945
Class R6	320,110	472,991
Total	$3,214,012	$4,818,533

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $27,046, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $28,363, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $73,852 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$131,679
Class B	0.75%	0.25%	1.00%	1.00%	13,008
Class C	0.75%	0.25%	1.00%	1.00%	133,384
Class R1	0.75%	0.25%	1.00%	1.00%	1,169
Class R2	0.25%	0.25%	0.50%	0.50%	1,024
Class R3	—	0.25%	0.25%	0.25%	338
Total Distribution and Service Fees					$280,602

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $522, $8, and $1 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$3,078
Class B	1,368
Class C	1,160

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

28

Notes to Financial Statements (unaudited) – continued

six months ended February 29, 2020, the fee was $10,516, which equated to

0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $196,872.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On September 16, 2019, MFS purchased 867 shares of Class I for an aggregate amount of $14,162.

At February 29, 2020, MFS held approximately 100% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $512,489.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $7,824, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $303,466,653 and $75,688,444, respectively.

29

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,625,192	$43,853,678	3,235,271	$48,902,099
Class B	3,640	59,763	23,122	339,299
Class C	541,228	8,945,740	647,279	9,609,566
Class I	11,523,457	191,895,732	15,531,431	243,089,354
Class R1	5,058	83,058	1,739	27,454
Class R2	4,402	74,313	11,703	189,116
Class R3	29,570	505,315	1,477	22,634
Class R4	1	12	—	—
Class R6	2,258,093	37,902,698	1,485,520	22,946,373
	16,990,641	$283,320,309	20,937,542	$325,125,895

Shares issued to shareholders in reinvestment of distributions
Class A	34,204	$569,841	141,448	$1,933,913
Class B	272	4,567	5,642	75,618
Class C	3,734	62,227	38,814	519,165
Class I	135,065	2,250,851	127,726	1,787,923
Class R1	26	444	356	4,789
Class R2	104	1,744	464	6,328
Class R3	89	1,500	210	2,871
Class R4	31	509	214	2,944
Class R6	17,776	296,877	28,277	392,678
	191,301	$3,188,560	343,151	$4,726,229

Shares reacquired
Class A	(622,214)	$(10,407,801)	(890,885)	$(13,424,228)
Class B	(10,832)	(177,321)	(18,557)	(280,249)
Class C	(115,347)	(1,949,310)	(267,226)	(4,024,024)
Class I	(4,100,443)	(68,756,929)	(2,597,814)	(39,783,835)
Class R1	(6)	(101)	(1,095)	(17,588)
Class R2	(8)	(128)	(15)	(235)
Class R3	(161)	(2,736)	(1)	(10)
Class R6	(206,183)	(3,483,754)	(169,611)	(2,590,457)
	(5,055,194)	$(84,778,080)	(3,945,204)	$(60,120,626)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	2,037,182	$34,015,718	2,485,834	$37,411,784
Class B	(6,920)	(112,991)	10,207	134,668
Class C	429,615	7,058,657	418,867	6,104,707
Class I	7,558,079	125,389,654	13,061,343	205,093,442
Class R1	5,078	83,401	1,000	14,655
Class R2	4,498	75,929	12,152	195,209
Class R3	29,498	504,079	1,686	25,495
Class R4	32	521	214	2,944
Class R6	2,069,686	34,715,821	1,344,186	20,748,594
	12,126,748	$201,730,789	17,335,489	$269,731,498

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $727 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,645,173	$136,840,980	$134,168,192	$(2,563)	$164	$5,315,562

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$42,371	$—

31

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

NDF-SEM

MFS® New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Everbridge, Inc.	2.1%
WNS (Holdings) Ltd., ADR	1.8%
CACI International, Inc., “A”	1.7%
QTS Realty Trust, Inc., REIT, “A”	1.7%
PRA Health Sciences, Inc.	1.6%
Rapid7, Inc.	1.6%
Q2 Holdings, Inc.	1.6%
Charles River Laboratories International, Inc.	1.5%
Generac Holdings, Inc.	1.5%
Ollie’s Bargain Outlet Holdings, Inc.	1.4%

GICS equity sectors (g)
Health Care	26.9%
Information Technology	25.3%
Consumer Discretionary	11.7%
Industrials	9.4%
Financials	7.9%
Materials	5.1%
Real Estate	4.8%
Communication Services	2.1%
Consumer Staples	1.9%
Energy	1.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.26%	$1,000.00	$1,026.39	$6.35
	Hypothetical (h)	1.26%	$1,000.00	$1,018.60	$6.32
B	Actual	2.02%	$1,000.00	$1,022.32	$10.16
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
C	Actual	2.02%	$1,000.00	$1,022.27	$10.16
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
I	Actual	1.02%	$1,000.00	$1,027.41	$5.14
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R1	Actual	2.02%	$1,000.00	$1,022.56	$10.16
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
R2	Actual	1.52%	$1,000.00	$1,025.41	$7.65
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
R3	Actual	1.27%	$1,000.00	$1,026.41	$6.40
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R4	Actual	1.02%	$1,000.00	$1,027.79	$5.14
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R6	Actual	0.92%	$1,000.00	$1,028.08	$4.64
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.3%
Aerospace - 4.2%
CACI International, Inc., “A” (a)	109,622	$26,859,583
FLIR Systems, Inc.	464,600	19,731,562
Kratos Defense & Security Solutions, Inc. (a)	1,102,620	17,928,601

		$64,519,746
Apparel Manufacturers - 1.9%
Levi Strauss & Co., “A”	1,158,662	$19,685,667
Skechers USA, Inc., “A” (a)	277,118	9,167,064

		$28,852,731
Automotive - 2.9%
Hella KGaA Hueck & Co.	161,457	$6,672,012
IAA, Inc. (a)	333,379	14,241,951
Stoneridge, Inc. (a)	588,369	13,002,955
Visteon Corp. (a)	179,594	11,680,793

		$45,597,711
Biotechnology - 6.1%
10x Genomics, Inc., “A” (a)	83,508	$6,655,588
Adaptive Biotechnologies Corp. (a)	340,657	9,572,462
Aimmune Therapeutics, Inc. (a)(l)	235,921	5,617,279
Amicus Therapeutics, Inc. (a)	1,125,335	10,741,323
Bio-Techne Corp.	71,172	13,443,679
BioXcel Therapeutics, Inc. (a)	184,955	6,935,812
Immunomedics, Inc. (a)	298,015	4,768,240
Morphosys AG, ADR (a)(l)	300,196	8,012,231
Neurocrine Biosciences, Inc. (a)	84,636	8,015,029
Sarepta Therapeutics, Inc. (a)	39,462	4,517,215
Tricida, Inc. (a)	202,940	6,449,433
Twist Bioscience Corp. (a)	348,738	10,678,358

		$95,406,649
Brokerage & Asset Managers - 2.8%
Hamilton Lane, Inc., “A”	325,946	$20,254,284
TMX Group Ltd.	213,682	17,783,882
WisdomTree Investments, Inc.	1,331,260	5,404,916

		$43,443,082

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 4.3%
Endava PLC, ADR (a)	164,846	$8,745,080
EVO Payments, Inc., “A” (a)	465,840	11,776,435
TriNet Group, Inc. (a)	339,662	17,954,534
WNS (Holdings) Ltd., ADR (a)	427,168	28,124,741

		$66,600,790
Chemicals - 1.0%
Ingevity Corp. (a)	349,069	$15,722,068

Computer Software - 9.1%
8x8, Inc. (a)	629,714	$11,649,709
Altair Engineering, Inc., “A” (a)	365,539	12,720,757
Avalara, Inc. (a)	189,419	16,053,260
Bill.com Holdings, Inc. (a)	96,207	5,460,709
DocuSign, Inc. (a)	133,354	11,509,784
Everbridge, Inc. (a)	302,879	32,002,195
Pagerduty, Inc. (a)	627,017	12,916,550
Paylocity Holding Corp. (a)	129,416	16,761,961
Phreesia, Inc. (a)	272,675	8,463,832
Zendesk, Inc. (a)	182,804	14,498,185

		$142,036,942
Computer Software - Systems - 6.9%
Box, Inc., “A” (a)	614,878	$10,299,206
Five9, Inc. (a)	94,545	6,904,621
Pluralsight, Inc., “A” (a)	439,441	7,835,233
Proofpoint, Inc. (a)	109,829	11,713,263
Q2 Holdings, Inc. (a)	326,534	24,610,868
Rapid7, Inc. (a)	550,517	25,488,937
RealPage, Inc. (a)	304,507	19,518,899

		$106,371,027
Construction - 2.5%
Summit Materials, Inc., “A” (a)	966,377	$18,883,007
Trex Co., Inc. (a)	216,193	20,678,860

		$39,561,867
Consumer Services - 3.9%
Bright Horizons Family Solutions, Inc. (a)	121,768	$19,135,841
MakeMyTrip Ltd. (a)	580,071	13,347,434
OneSpaWorld Holdings Ltd. (l)	737,862	9,016,674
Planet Fitness, Inc. (a)	278,380	18,787,866

		$60,287,815

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 0.5%
Gerresheimer AG	114,507	$8,273,675

Electrical Equipment - 2.8%
CTS Corp.	221,179	$5,766,136
Generac Holdings, Inc. (a)	230,020	23,689,760
Littlefuse, Inc.	83,107	13,270,526

		$42,726,422
Electronics - 1.7%
Monolithic Power Systems, Inc.	67,953	$10,780,064
nLIGHT, Inc. (a)	403,419	6,660,448
Silicon Laboratories, Inc. (a)	94,386	8,370,150

		$25,810,662
Entertainment - 2.1%
CTS Eventim AG	302,164	$15,981,942
Manchester United PLC, “A”	936,766	16,384,037

		$32,365,979
Food & Drug Stores - 1.0%
Grocery Outlet Holding Corp. (a)	493,386	$15,615,667

Gaming & Lodging - 1.4%
Wyndham Hotels & Resorts, Inc.	426,935	$21,752,338

General Merchandise - 1.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	432,742	$22,013,586

Leisure & Toys - 0.7%
Funko, Inc., “A” (a)(l)	1,278,146	$10,365,764

Machinery & Tools - 0.6%
Ritchie Bros. Auctioneers, Inc.	246,841	$9,799,588

Medical & Health Technology & Services - 7.5%
Charles River Laboratories International, Inc. (a)	152,743	$23,762,229
Guardant Health, Inc. (a)	127,963	11,127,662
HealthEquity, Inc. (a)	195,606	13,886,070
ICON PLC (a)	123,906	19,336,770
PRA Health Sciences, Inc. (a)	271,283	25,554,859
Schrodinger, Inc. (a)	136,550	6,333,189
Teladoc Health, Inc. (a)	130,870	16,353,515

		$116,354,294

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 9.0%
Inspire Medical Systems, Inc. (a)	89,561	$7,690,603
iRhythm Technologies, Inc. (a)	169,709	14,759,592
Masimo Corp. (a)	95,665	15,624,965
Merit Medical Systems, Inc. (a)	299,337	10,779,125
Nevro Corp. (a)	79,585	10,357,988
OptiNose, Inc. (a)	970,729	5,872,910
OrthoPediatrics Corp. (a)	381,988	17,731,883
PerkinElmer, Inc.	142,682	12,333,432
Quidel Corp. (a)	219,821	16,978,974
Silk Road Medical, Inc. (a)	286,122	11,401,962
STERIS PLC	73,881	11,719,004
TransMedics Group, Inc. (a)(l)	236,061	3,706,158

		$138,956,596
Network & Telecom - 2.1%
Interxion Holding N.V. (a)	67,139	$5,699,430
QTS Realty Trust, Inc., REIT, “A”	468,099	26,293,121

		$31,992,551
Oil Services - 1.0%
Core Laboratories N.V.	422,135	$11,330,104
Patterson-UTI Energy, Inc.	704,136	4,034,699

		$15,364,803
Other Banks & Diversified Financials - 5.1%
Bank OZK	245,538	$6,234,210
Diamond Eagle Acquisition Corp. (a)	646,449	10,356,113
Nebula Acquisition Corp. (a)	910,512	9,760,689
Prosperity Bancshares, Inc.	208,666	13,479,823
Signature Bank	57,324	7,171,232
Texas Capital Bancshares, Inc. (a)	352,504	16,595,888
Wintrust Financial Corp.	297,621	15,895,938

		$79,493,893
Pharmaceuticals - 3.7%
BridgeBio Pharma, Inc. (a)	202,345	$6,450,759
Collegium Pharmaceutical, Inc. (a)	323,779	7,689,751
Forty Seven, Inc. (a)	197,921	11,479,418
GW Pharmaceuticals PLC, ADR (a)(l)	104,861	10,728,329
Orchard RX Ltd., ADR (a)	321,588	4,145,269
Principia Biopharma, Inc. (a)	121,315	7,832,097
SpringWorks Therapeutics, Inc. (a)	271,994	8,692,928

		$57,018,551

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.6%
Casella Waste Systems, Inc., “A” (a)	181,881	$8,812,134

Railroad & Shipping - 0.2%
StealthGas, Inc. (a)	1,008,631	$2,753,563

Real Estate - 3.1%
Big Yellow Group PLC, REIT	686,100	$9,410,232
Industrial Logistics Properties Trust, REIT	906,939	18,737,360
STAG Industrial, Inc., REIT	727,200	20,347,056

		$48,494,648
Restaurants - 0.9%
Performance Food Group Co. (a)	340,722	$14,446,613

Special Products & Services - 1.0%
Boyd Group Services, Inc.	101,211	$15,834,837

Specialty Chemicals - 3.1%
Axalta Coating Systems Ltd. (a)	761,206	$18,969,253
Ferro Corp. (a)	1,418,219	16,479,705
RPM International, Inc.	146,791	9,410,771
Univar Solutions, Inc. (a)	200,213	3,401,619

		$48,261,348
Specialty Stores - 0.4%
Hudson Ltd., “A” (a)	717,954	$6,684,152

Trucking - 0.8%
Schneider National, Inc.	730,810	$13,088,807
Total Common Stocks (Identified Cost, $1,274,440,191)		$1,494,680,899

Investment Companies (h) - 5.4%
Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $83,551,167)	83,553,695	$83,562,050

Collateral for Securities Loaned - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (j) (Identified Cost, $14,794,456)	14,794,456	$14,794,456

Other Assets, Less Liabilities - (2.6)%		(40,523,547)
Net Assets - 100.0%		$1,552,513,858

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $83,562,050 and $1,509,475,355, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $25,454,485 of securities on loan (identified cost, $1,289,234,647)	$1,509,475,355
Investments in affiliated issuers, at value (identified cost, $83,551,167)	83,562,050
Cash	89,283
Receivables for
Investments sold	7,347,996
Fund shares sold	5,518,307
Interest and dividends	465,308
Other assets	4,599
Total assets	$1,606,462,898

Liabilities
Payables for
Investments purchased	$30,220,099
Fund shares reacquired	8,256,797
Collateral for securities loaned, at value (c)	14,794,456
Payable to affiliates
Investment adviser	110,657
Administrative services fee	1,794
Shareholder servicing costs	479,589
Distribution and service fees	18,029
Payable for independent Trustees’ compensation	1,721
Accrued expenses and other liabilities	65,898
Total liabilities	$53,949,040
Net assets	$1,552,513,858

Net assets consist of
Paid-in capital	$1,293,500,001
Total distributable earnings (loss)	259,013,857
Net assets	$1,552,513,858
Shares of beneficial interest outstanding	56,424,570

(c)	Non-cash collateral is not included.

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$587,644,047	22,498,719	$26.12
Class B	16,246,948	853,926	19.03
Class C	55,449,448	2,905,569	19.08
Class I	203,751,364	6,795,116	29.98
Class R1	4,205,437	223,522	18.81
Class R2	26,965,817	1,128,385	23.90
Class R3	56,704,137	2,174,776	26.07
Class R4	12,269,438	436,809	28.09
Class R6	589,277,222	19,407,748	30.36

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.71 [100 / 94.25 x $26.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$4,527,695
Dividends from affiliated issuers	517,114
Income on securities loaned	470,669
Other	41,345
Foreign taxes withheld	(213,576)
Total investment income	$5,343,247
Expenses
Management fee	$6,674,918
Distribution and service fees	1,292,135
Shareholder servicing costs	611,307
Administrative services fee	104,374
Independent Trustees’ compensation	12,358
Custodian fee	53,464
Shareholder communications	59,924
Audit and tax fees	29,603
Legal fees	5,917
Miscellaneous	111,059
Total expenses	$8,955,059
Reduction of expenses by investment adviser and distributor	(94,552)
Net expenses	$8,860,507
Net investment income (loss)	$(3,517,260)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$57,443,614
Affiliated issuers	(922)
Foreign currency	(1,356)
Net realized gain (loss)	$57,441,336
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,849,895)
Affiliated issuers	1,492
Translation of assets and liabilities in foreign currencies	16,623
Net unrealized gain (loss)	$(18,831,780)
Net realized and unrealized gain (loss)	$38,609,556
Change in net assets from operations	$35,092,296

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$(3,517,260)	$(7,785,281)
Net realized gain (loss)	57,441,336	164,304,985
Net unrealized gain (loss)	(18,831,780)	(111,646,966)
Change in net assets from operations	$35,092,296	$44,872,738
Total distributions to shareholders	$(114,138,918)	$(230,450,032)
Change in net assets from fund share transactions	$200,103,192	$236,885,028
Total change in net assets	$121,056,570	$51,307,734

Net assets
At beginning of period	1,431,457,288	1,380,149,554
At end of period	$1,552,513,858	$1,431,457,288

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$27.56		$33.30	$27.27	$24.11		$23.69	$25.49

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.19)	$(0.23)	$(0.18	)(c)	$(0.11)	$(0.20)
Net realized and unrealized gain (loss)	0.88		0.06 (g)	9.07	3.92		0.53	0.22
Total from investment operations	$0.80		$(0.13)	$8.84	$3.74		$0.42	$0.02

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)	$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$26.12		$27.56	$33.30	$27.27		$24.11	$23.69
Total return (%) (r)(s)(t)(x)	2.64	(n)	3.49	34.98	15.83	(c)	1.77	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.30	1.33	1.35	(c)	1.36	1.36
Expenses after expense reductions (f)	1.26	(a)	1.29	1.31	1.33	(c)	1.34	1.31
Net investment income (loss)	(0.57	)(a)	(0.70)	(0.80)	(0.70	)(c)	(0.50)	(0.81)
Portfolio turnover	24	(n)	69	67	53		49	56
Net assets at end of period (000 omitted)	$587,644		$549,660	$525,698	$394,878		$400,997	$457,437

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.72		$26.86		$22.65	$20.27		$20.07	$22.04

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)		$(0.30)		$(0.37)	$(0.30	)(c)	$(0.24)	$(0.32)
Net realized and unrealized gain (loss)	0.69		(0.23	)(g)	7.39	3.26		0.44	0.17
Total from investment operations	$0.55		$(0.53)		$7.02	$2.96		$0.20	$(0.15)

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$19.03		$20.72		$26.86	$22.65		$20.27	$20.07
Total return (%) (r)(s)(t)(x)	2.29	(n)	2.69		34.00	14.97	(c)	1.00	(0.27)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06		2.08	2.10	(c)	2.11	2.11
Expenses after expense reductions (f)	2.02	(a)	2.04		2.06	2.08	(c)	2.09	2.06
Net investment income (loss)	(1.32	)(a)	(1.45)		(1.55)	(1.45	)(c)	(1.26)	(1.57)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$16,247		$18,708		$23,424	$20,143		$22,906	$27,455

	Six months ended 2/29/20		Year ended
Class C			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.78		$26.91		$22.70	$20.31		$20.11	$22.08

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)		$(0.30)		$(0.37)	$(0.31	)(c)	$(0.24)	$(0.32)
Net realized and unrealized gain (loss)	0.68		(0.22	)(g)	7.39	3.28		0.44	0.17
Total from investment operations	$0.54		$(0.52)		$7.02	$2.97		$0.20	$(0.15)

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$19.08		$20.78		$26.91	$22.70		$20.31	$20.11
Total return (%) (r)(s)(t)(x)	2.23	(n)	2.72		33.92	14.99	(c)	0.99	(0.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.05		2.08	2.10	(c)	2.11	2.11
Expenses after expense reductions (f)	2.02	(a)	2.04		2.07	2.09	(c)	2.09	2.06
Net investment income (loss)	(1.32	)(a)	(1.45)		(1.55)	(1.45	)(c)	(1.27)	(1.57)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$55,449		$59,253		$69,498	$76,724		$85,370	$105,686

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$31.29		$36.82		$29.81	$26.24		$25.72	$27.44

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.14)		$(0.18)	$(0.12	)(c)	$(0.07)	$(0.14)
Net realized and unrealized gain (loss)	0.98		0.22	(g)	10.00	4.27		0.59	0.24
Total from investment operations	$0.93		$0.08		$9.82	$4.15		$0.52	$0.10

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$29.98		$31.29		$36.82	$29.81		$26.24	$25.72
Total return (%) (r)(s)(t)(x)	2.74	(n)	3.76		35.31	16.12	(c)	2.02	0.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05		1.08	1.10	(c)	1.12	1.11
Expenses after expense reductions (f)	1.02	(a)	1.05		1.07	1.09	(c)	1.09	1.06
Net investment income (loss)	(0.33	)(a)	(0.45)		(0.55)	(0.45	)(c)	(0.30)	(0.55)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$203,751		$164,593		$180,591	$106,459		$101,635	$166,513

	Six months ended 2/29/20		Year ended
Class R1			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.51		$26.66		$22.50	$20.15		$19.94	$21.91

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)		$(0.30)		$(0.37)	$(0.30	)(c)	$(0.23)	$(0.32)
Net realized and unrealized gain (loss)	0.68		(0.24	)(g)	7.34	3.23		0.44	0.17
Total from investment operations	$0.54		$(0.54)		$6.97	$2.93		$0.21	$(0.15)

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$18.81		$20.51		$26.66	$22.50		$20.15	$19.94
Total return (%) (r)(s)(t)(x)	2.26	(n)	2.67		34.01	14.91	(c)	1.05	(0.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.05		2.08	2.10	(c)	2.11	2.11
Expenses after expense reductions (f)	2.02	(a)	2.05		2.07	2.09	(c)	2.09	2.06
Net investment income (loss)	(1.32	)(a)	(1.45)		(1.55)	(1.45	)(c)	(1.26)	(1.57)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$4,205		$4,652		$5,342	$4,377		$5,647	$6,573

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$25.42		$31.31		$25.85	$22.95		$22.60	$24.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$(0.24)		$(0.29)	$(0.23	)(c)	$(0.17)	$(0.25)
Net realized and unrealized gain (loss)	0.82		(0.04	)(g)	8.56	3.71		0.52	0.21
Total from investment operations	$0.72		$(0.28)		$8.27	$3.48		$0.35	$(0.04)

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$23.90		$25.42		$31.31	$25.85		$22.95	$22.60
Total return (%) (r)(s)(t)(x)	2.54	(n)	3.19		34.68	15.50	(c)	1.55	0.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.56		1.58	1.60	(c)	1.62	1.61
Expenses after expense reductions (f)	1.52	(a)	1.54		1.57	1.59	(c)	1.59	1.56
Net investment income (loss)	(0.82	)(a)	(0.95)		(1.05)	(0.95	)(c)	(0.82)	(1.07)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$26,966		$32,381		$36,272	$29,130		$35,890	$57,077

	Six months ended 2/29/20		Year ended
Class R3			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$27.51		$33.26		$27.24	$24.09		$23.67	$25.47

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.19)		$(0.24)	$(0.17	)(c)	$(0.12)	$(0.20)
Net realized and unrealized gain (loss)	0.88		0.05	(g)	9.07	3.90		0.54	0.22
Total from investment operations	$0.80		$(0.14)		$8.83	$3.73		$0.42	$0.02

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$26.07		$27.51		$33.26	$27.24		$24.09	$23.67
Total return (%) (r)(s)(t)(x)	2.64	(n)	3.45		34.98	15.81	(c)	1.77	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.30		1.33	1.35	(c)	1.37	1.36
Expenses after expense reductions (f)	1.27	(a)	1.30		1.32	1.34	(c)	1.34	1.31
Net investment income (loss)	(0.58	)(a)	(0.70)		(0.80)	(0.70	)(c)	(0.55)	(0.82)
Portfolio turnover	24	(n)	69		67	53		49	56
Net assets at end of period (000 omitted)	$56,704		$52,559		$50,895	$42,346		$57,593	$89,659

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$29.44		$35.05	$28.48	$25.09		$24.60	$26.33

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.13)	$(0.15)	$(0.12	)(c)	$(0.07)	$(0.14)
Net realized and unrealized gain (loss)	0.94		0.13 (g)	9.53	4.09		0.56	0.23
Total from investment operations	$0.89		$0.00 (w)	$9.38	$3.97		$0.49	$0.09

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)	$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$28.09		$29.44	$35.05	$28.48		$25.09	$24.60
Total return (%) (r)(s)(t)(x)	2.78	(n)	3.72	35.42	16.14	(c)	1.99	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05	1.08	1.10	(c)	1.12	1.11
Expenses after expense reductions (f)	1.02	(a)	1.05	1.07	1.09	(c)	1.09	1.06
Net investment income (loss)	(0.34	)(a)	(0.45)	(0.51)	(0.45	)(c)	(0.32)	(0.57)
Portfolio turnover	24	(n)	69	67	53		49	56
Net assets at end of period (000 omitted)	$12,269		$8,384	$10,612	$83,186		$91,974	$142,857

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$31.64		$37.13	$30.01	$26.38		$25.83	$27.52

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.11)	$(0.14)	$(0.09	)(c)	$(0.03)	$(0.12)
Net realized and unrealized gain (loss)	1.00		0.23 (g)	10.07	4.30		0.58	0.25
Total from investment operations	$0.96		$0.12	$9.93	$4.21		$0.55	$0.13

Less distributions declared to shareholders
From net realized gain	$(2.24)		$(5.61)	$(2.81)	$(0.58)		$—	$(1.82)
Net asset value, end of period (x)	$30.36		$31.64	$37.13	$30.01		$26.38	$25.83
Total return (%) (r)(s)(t)(x)	2.81	(n)	3.85	35.45	16.26	(c)	2.13	0.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	0.97	0.98	(c)	0.99	0.98
Expenses after expense reductions (f)	0.92	(a)	0.95	0.96	0.97	(c)	0.97	0.93
Net investment income (loss)	(0.23	)(a)	(0.35)	(0.44)	(0.34	)(c)	(0.11)	(0.44)
Portfolio turnover	24	(n)	69	67	53		49	56
Net assets at end of period (000 omitted)	$589,277		$541,266	$477,818	$385,440		$320,645	$313,080

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

21

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or

22

Notes to Financial Statements (unaudited) – continued

published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,293,647,847	$—	$—	$1,293,647,847
United Kingdom	40,002,715	9,410,232	—	49,412,947
Canada	43,418,307	—	—	43,418,307
India	41,472,175	—	—	41,472,175
Germany	8,012,231	30,927,629	—	38,939,860
Ireland	19,336,770	—	—	19,336,770
Netherlands	5,699,430	—	—	5,699,430
Greece	2,753,563	—	—	2,753,563
Mutual Funds	98,356,506	—	—	98,356,506
Total	$1,552,699,544	$40,337,861	$—	$1,593,037,405

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the

23

Notes to Financial Statements (unaudited) – continued

related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $25,454,485. The fair value of the fund’s investment securities on loan and a related liability of $14,794,456 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $11,731,690 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

24

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$77,700,077
Long-term capital gains	152,749,955

Total distributions	$230,450,032

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$1,377,738,857
Gross appreciation	353,357,680

Gross depreciation	(138,059,132)
Net unrealized appreciation (depreciation)	$215,298,548

As of 8/31/19

Undistributed ordinary income	33,529,410
Undistributed long-term capital gain	70,388,231
Other temporary differences	(4,113)
Net unrealized appreciation (depreciation)	234,146,951

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$45,480,404	$88,854,670
Class B	1,857,992	4,829,407
Class C	5,934,396	13,810,640
Class I	12,867,161	26,484,311
Class R1	463,207	1,085,473
Class R2	2,558,232	6,518,565
Class R3	4,552,802	8,385,161
Class R4	737,611	1,643,025
Class R6	39,687,113	78,838,780
Total	$114,138,918	$230,450,032

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

26

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $78,377, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $160,815 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$736,783
Class B	0.75%	0.25%	1.00%	1.00%	90,496
Class C	0.75%	0.25%	1.00%	1.00%	293,069
Class R1	0.75%	0.25%	1.00%	1.00%	22,648
Class R2	0.25%	0.25%	0.50%	0.50%	76,507
Class R3	—	0.25%	0.25%	0.25%	72,632
Total Distribution and Service Fees					$1,292,135

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $15,518, $346, $95, and $216 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$9,860
Class B	5,099
Class C	1,321

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $82,415, which equated to 0.0107% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $528,892.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020,

28

Notes to Financial Statements (unaudited) – continued

the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $499,240 and $460,164, respectively. The sales transactions resulted in net realized gains (losses) of $(178,021).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $41,345, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $429,056,663 and $352,111,655, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	3,012,509	$84,471,604	4,174,526	$111,128,979
Class B	6,826	139,418	119,514	2,451,739
Class C	319,517	6,592,765	582,894	11,635,600
Class I	2,493,453	80,116,218	2,246,267	67,695,575
Class R1	13,293	271,635	48,692	1,012,673
Class R2	123,496	3,177,248	283,452	6,968,591
Class R3	523,654	14,515,424	470,712	12,582,867
Class R4	226,472	6,794,736	85,788	2,403,986
Class R6	2,795,482	90,259,561	4,412,506	134,149,812
	9,514,702	$286,338,609	12,424,351	$350,029,822

Shares issued to shareholders in reinvestment of distributions
Class A	1,649,802	$44,577,655	3,869,394	$86,751,808
Class B	91,737	1,809,047	272,245	4,614,555
Class C	262,614	5,194,497	703,090	11,952,526
Class I	370,322	11,483,689	930,538	23,644,963
Class R1	23,754	463,207	64,689	1,085,473
Class R2	96,986	2,399,424	284,154	5,887,667
Class R3	168,747	4,552,802	374,505	8,385,161
Class R4	25,391	737,611	68,717	1,643,025
Class R6	1,195,889	37,538,966	2,885,648	74,103,434
	3,885,242	$108,756,898	9,452,980	$218,068,612

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,109,033)	$(59,032,494)	(3,885,501)	$(100,360,171)
Class B	(147,473)	(3,070,222)	(361,062)	(7,129,308)
Class C	(528,298)	(10,957,059)	(1,016,652)	(20,620,050)
Class I	(1,329,358)	(42,325,571)	(2,820,194)	(80,345,484)
Class R1	(40,278)	(828,188)	(87,036)	(1,774,307)
Class R2	(365,728)	(9,364,170)	(452,605)	(10,891,533)
Class R3	(427,901)	(11,844,271)	(465,291)	(12,527,864)
Class R4	(99,818)	(2,991,202)	(172,526)	(5,073,303)
Class R6	(1,690,141)	(54,579,138)	(3,059,304)	(92,491,386)
	(6,738,028)	$(194,992,315)	(12,320,171)	$(331,213,406)

Net change
Class A	2,553,278	$70,016,765	4,158,419	$97,520,616
Class B	(48,910)	(1,121,757)	30,697	(63,014)
Class C	53,833	830,203	269,332	2,968,076
Class I	1,534,417	49,274,336	356,611	10,995,054
Class R1	(3,231)	(93,346)	26,345	323,839
Class R2	(145,246)	(3,787,498)	115,001	1,964,725
Class R3	264,500	7,223,955	379,926	8,440,164
Class R4	152,045	4,541,145	(18,021)	(1,026,292)
Class R6	2,301,230	73,219,389	4,238,850	115,761,860
	6,661,916	$200,103,192	9,557,160	$236,885,028

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 7%, 6%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary

30

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $3,766 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,505,120	$189,415,034	$154,358,674	$(922)	$1,492	$83,562,050

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$517,114	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® Research International Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

RIF-SEM

MFS® Research International Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.4%
Roche Holding AG	3.3%
Schneider Electric S.A.	2.5%
Linde PLC	2.4%
Novo Nordisk A.S., “B”	2.1%
AIA Group Ltd.	1.9%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Daikin Industries Ltd.	1.6%
Aon PLC	1.6%
BNP Paribas	1.5%

Global equity sectors (k)
Capital Goods	22.5%
Financial Services	22.0%
Health Care	11.9%
Technology	11.7%
Consumer Staples	9.9%
Consumer Cyclicals	8.7%
Energy	8.4%
Telecommunications/Cable Television	4.0%

Issuer country weightings (x)
Japan	19.8%
Switzerland	13.9%
France	11.9%
Germany	7.6%
United Kingdom	7.5%
United States	7.1%
Hong Kong	4.8%
Netherlands	2.9%
Spain	2.9%
Other Countries	21.6%

Currency exposure weightings (y)
Euro	33.3%
Japanese Yen	19.8%
Swiss Franc	13.9%
British Pound Sterling	7.2%
United States Dollar	6.7%
Hong Kong Dollar	5.2%
Australian Dollar	2.9%
Danish Krone	2.7%
Taiwan Dollar	1.6%
Other Currencies	6.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.05%	$1,000.00	$1,027.11	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.81%	$1,000.00	$1,023.68	$9.11
	Hypothetical (h)	1.81%	$1,000.00	$1,015.86	$9.07
C	Actual	1.81%	$1,000.00	$1,022.93	$9.10
	Hypothetical (h)	1.81%	$1,000.00	$1,015.86	$9.07
I	Actual	0.81%	$1,000.00	$1,028.39	$4.09
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
R1	Actual	1.81%	$1,000.00	$1,023.38	$9.11
	Hypothetical (h)	1.81%	$1,000.00	$1,015.86	$9.07
R2	Actual	1.30%	$1,000.00	$1,025.98	$6.55
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R3	Actual	1.06%	$1,000.00	$1,027.21	$5.34
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
R4	Actual	0.81%	$1,000.00	$1,028.42	$4.09
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
R6	Actual	0.70%	$1,000.00	$1,029.14	$3.53
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
529A	Actual	1.09%	$1,000.00	$1,027.37	$5.49
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
529B	Actual	1.85%	$1,000.00	$1,023.55	$9.31
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
529C	Actual	1.85%	$1,000.00	$1,023.64	$9.31
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Airlines - 1.0%
Aena S.A.	276,052	$44,435,555
Malaysia Airports Holdings Berhad	8,399,400	13,179,551
Ryanair Holdings PLC, ADR (a)	496,964	35,622,380

		$93,237,486
Alcoholic Beverages - 0.3%
Ambev S.A., ADR	8,511,277	$27,321,199

Apparel Manufacturers - 3.6%
Adidas AG	395,250	$110,124,093
Compagnie Financiere Richemont S.A.	1,090,445	74,887,141
LVMH Moet Hennessy Louis Vuitton SE	420,382	173,440,573

		$358,451,807
Automotive - 1.6%
Koito Manufacturing Co. Ltd.	1,726,000	$69,557,682
USS Co. Ltd.	5,474,500	86,290,943

		$155,848,625
Brokerage & Asset Managers - 2.3%
Euronext N.V.	1,697,035	$141,675,758
Hong Kong Exchanges & Clearing Ltd.	2,466,200	81,562,578

		$223,238,336
Business Services - 0.7%
Nomura Research Institute Ltd.	2,994,000	$66,483,768

Computer Software - 1.2%
Cadence Design Systems, Inc. (a)	560,124	$37,046,601
Check Point Software Technologies Ltd. (a)	751,277	77,982,553

		$115,029,154
Computer Software - Systems - 3.9%
Amadeus IT Group S.A.	1,380,849	$97,836,930
Constellation Software, Inc.	57,388	58,464,573
EPAM Systems, Inc. (a)	213,349	47,619,497
Fujitsu Ltd.	793,900	83,783,320
Hitachi Ltd.	2,923,300	98,056,192

		$385,760,512

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.5%
Melrose Industries PLC	19,251,400	$52,536,472

Construction - 2.1%
Techtronic Industries Co. Ltd.	14,440,000	$118,039,535
Toto Ltd.	2,459,800	92,742,601

		$210,782,136
Consumer Products - 3.2%
Kao Corp.	1,287,600	$93,706,108
L’Oréal	423,659	113,941,211
Reckitt Benckiser Group PLC	1,488,769	109,892,082

		$317,539,401
Consumer Services - 1.2%
51job, Inc., ADR (a)	574,895	$42,984,899
Carsales.com Ltd.	1,373,555	14,211,148
Persol Holdings Co. Ltd.	2,543,700	33,565,702
SEEK Ltd.	1,725,255	22,867,572

		$113,629,321
Containers - 0.9%
Brambles Ltd.	11,703,812	$90,092,973

Electrical Equipment - 3.7%
Legrand S.A.	1,510,077	$116,580,287
Schneider Electric SE	2,430,202	247,694,019

		$364,274,306
Electronics - 4.3%
Kyocera Corp.	1,178,000	$73,831,801
Mellanox Technologies Ltd. (a)	523,922	62,566,765
NXP Semiconductors N.V.	451,736	51,357,866
Samsung Electronics Co. Ltd.	1,671,990	75,640,860
Silicon Motion Technology Corp., ADR	1,077,195	40,093,198
Taiwan Semiconductor Manufacturing Co. Ltd.	11,473,326	117,638,910

		$421,129,400
Energy - Independent - 0.4%
Oil Search Ltd.	12,440,882	$43,675,723

Energy - Integrated - 3.9%
BP PLC	25,395,782	$131,545,228
Cairn Energy PLC (a)	21,935,995	39,786,350
Eni S.p.A.	5,959,185	73,771,740
Galp Energia SGPS S.A., “B”	6,011,259	82,515,549

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Energy - Integrated - continued
Idemitsu Kosan Co. Ltd.	2,135,700	$52,312,130

		$379,930,997
Food & Beverages - 4.4%
Danone S.A.	1,380,420	$97,726,097
Nestle S.A.	3,189,863	330,491,982

		$428,218,079
Gaming & Lodging - 0.4%
Flutter Entertainment PLC	338,339	$36,106,871

Insurance - 6.2%
AIA Group Ltd.	19,437,000	$187,984,840
Aon PLC	759,373	157,949,584
Hiscox Ltd.	5,500,637	87,341,968
Swiss Re Ltd.	650,032	62,070,914
Zurich Insurance Group AG	308,623	120,106,379

		$615,453,685
Internet - 1.3%
NAVER Corp.	475,517	$69,112,901
Scout24 AG	852,592	55,920,873

		$125,033,774
Machinery & Tools - 4.9%
Daikin Industries Ltd.	1,184,900	$160,896,764
GEA Group AG	2,390,851	63,294,119
Kubota Corp.	7,489,000	104,889,094
Ritchie Bros. Auctioneers, Inc.	1,504,869	59,679,029
Schindler Holding AG	433,932	97,633,835

		$486,392,841
Major Banks - 3.9%
BNP Paribas	2,960,642	$144,661,947
Mitsubishi UFJ Financial Group, Inc.	23,156,300	113,598,660
UBS Group AG	11,560,616	128,047,290

		$386,307,897
Medical & Health Technology & Services - 0.6%
Sonic Healthcare Ltd.	3,104,494	$57,543,627

Medical Equipment - 2.4%
EssilorLuxottica	1,009,453	$139,134,348
Terumo Corp.	3,145,100	100,754,916

		$239,889,264

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	8,094,000	$40,576,918

Natural Gas - Pipeline - 0.8%
APA Group	7,862,277	$54,352,086
TC Energy Corp.	549,463	28,638,802

		$82,990,888
Network & Telecom - 0.4%
LM Ericsson Telephone Co., “B”	5,286,580	$42,185,471

Other Banks & Diversified Financials - 6.8%
AEON Financial Service Co. Ltd. (l)	5,426,400	$78,377,919
AIB Group PLC	26,354,281	62,857,531
Bank Rakyat Indonesia	170,058,000	49,663,218
HDFC Bank Ltd.	5,174,923	85,110,807
Intesa Sanpaolo S.p.A.	52,151,489	126,996,963
Julius Baer Group Ltd.	2,317,796	97,368,556
KBC Group N.V.	1,522,249	101,378,441
Mastercard, Inc., “A”	249,922	72,539,861

		$674,293,296
Pharmaceuticals - 8.8%
Bayer AG	1,931,026	$139,803,788
Kyowa Kirin Co. Ltd.	2,433,100	57,725,270
Novo Nordisk A.S., “B”	3,559,579	211,558,126
Roche Holding AG	986,771	321,632,564
Santen Pharmaceutical Co. Ltd.	8,758,300	140,639,492

		$871,359,240
Printing & Publishing - 1.8%
RELX PLC	2,503,095	$60,575,693
Wolters Kluwer N.V.	1,566,782	115,154,151

		$175,729,844
Real Estate - 2.7%
Grand City Properties S.A.	5,912,042	$138,584,740
LEG Immobilien AG	1,081,979	129,287,352

		$267,872,092
Restaurants - 0.7%
Yum China Holdings, Inc.	1,562,334	$68,414,606

Specialty Chemicals - 8.4%
Akzo Nobel N.V.	1,514,512	$121,590,144
Croda International PLC	1,902,532	111,565,707

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Specialty Chemicals - continued
Kansai Paint Co. Ltd.	2,362,900	$51,445,125
Linde PLC	1,229,712	232,844,260
Nitto Denko Corp.	1,384,000	69,007,881
Sika AG	677,900	121,116,614
Symrise AG	1,185,490	115,465,519

		$823,035,250
Specialty Stores - 0.2%
Dufry AG	214,632	$15,698,968

Telecommunications - Wireless - 3.4%
Advanced Info Service Public Co. Ltd.	8,297,700	$52,854,942
KDDI Corp.	3,856,700	108,991,839
SoftBank Corp.	2,520,600	116,125,354
Tele2 AB, “B”	4,077,603	59,357,296

		$337,329,431
Telephone Services - 0.6%
Hellenic Telecommunications Organization S.A.	3,933,166	$55,814,091

Tobacco - 2.1%
British American Tobacco PLC	3,597,177	$142,951,022
Japan Tobacco, Inc.	3,220,000	63,857,376

		$206,808,398
Trucking - 0.3%
Yamato Holdings Co. Ltd.	2,121,000	$33,289,884

Utilities - Electric Power - 2.8%
CLP Holdings Ltd.	8,055,500	$84,879,743
Iberdrola S.A.	12,574,243	143,920,389
Orsted A.S.	493,048	50,737,531

		$279,537,663
Total Common Stocks (Identified Cost, $8,964,411,043)		$9,768,843,694

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $71,008,132)	71,012,329	$71,019,430

Other Assets, Less Liabilities - 0.2%		15,860,636
Net Assets - 100.0%		$9,855,723,760

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $71,019,430 and $9,768,843,694, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,202,728 of securities on loan (identified cost, $8,964,411,043)	$9,768,843,694
Investments in affiliated issuers, at value (identified cost, $71,008,132)	71,019,430
Cash	432,577
Foreign currency, at value (identified cost, $3,733,341)	3,757,842
Receivables for
Investments sold	17,049,739
Fund shares sold	50,159,093
Interest and dividends	34,873,661
Other assets	26,203
Total assets	$9,946,162,239

Liabilities
Payables for
Investments purchased	$62,685,582
Fund shares reacquired	23,983,023
Payable to affiliates
Investment adviser	547,688
Administrative services fee	4,666
Shareholder servicing costs	793,797
Distribution and service fees	19,580
Program manager fees	63
Payable for independent Trustees’ compensation	6,912
Deferred country tax expense payable	1,611,728
Accrued expenses and other liabilities	785,440
Total liabilities	$90,438,479
Net assets	$9,855,723,760

Net assets consist of
Paid-in capital	$9,201,814,582
Total distributable earnings (loss)	653,909,178
Net assets	$9,855,723,760
Shares of beneficial interest outstanding	547,598,736

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$641,444,251	35,503,574	$18.07
Class B	2,900,597	165,978	17.48
Class C	20,832,831	1,224,513	17.01
Class I	691,407,435	36,918,852	18.73
Class R1	1,769,129	106,229	16.65
Class R2	90,302,571	5,176,756	17.44
Class R3	60,638,002	3,392,105	17.88
Class R4	35,038,865	1,935,991	18.10
Class R6	8,296,350,894	462,310,763	17.95
Class 529A	11,973,101	676,614	17.70
Class 529B	253,203	15,175	16.69
Class 529C	2,812,881	172,186	16.34

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.17 [100 / 94.25 x $18.07] and $18.78 [100 / 94.25 x $17.70], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$68,046,082
Dividends from affiliated issuers	981,476
Other	53,589
Income on securities loaned	5,912
Interest	14
Foreign taxes withheld	(5,669,027)
Total investment income	$63,418,046
Expenses
Management fee	$33,422,046
Distribution and service fees	1,341,924
Shareholder servicing costs	941,960
Program manager fees	3,976
Administrative services fee	275,671
Independent Trustees’ compensation	50,523
Custodian fee	652,830
Shareholder communications	111,465
Audit and tax fees	36,341
Legal fees	36,824
Miscellaneous	175,136
Total expenses	$37,048,696
Reduction of expenses by investment adviser and distributor	(505,162)
Net expenses	$36,543,534
Net investment income (loss)	$26,874,512

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $165,944 country tax)	$87,667,271
Affiliated issuers	102
Foreign currency	(203,565)
Net realized gain (loss)	$87,463,808
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,026,530 decrease in deferred country tax)	$90,387,118
Affiliated issuers	(223)
Translation of assets and liabilities in foreign currencies	413,160
Net unrealized gain (loss)	$90,800,055
Net realized and unrealized gain (loss)	$178,263,863
Change in net assets from operations	$205,138,375

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$26,874,512	$173,044,547
Net realized gain (loss)	87,463,808	(159,620,089)
Net unrealized gain (loss)	90,800,055	(109,450,837)
Change in net assets from operations	$205,138,375	$(96,026,379)
Total distributions to shareholders	$(195,001,414)	$(399,506,930)
Change in net assets from fund share transactions	$1,021,744,409	$904,797,447
Total change in net assets	$1,031,881,370	$409,264,138

Net assets
At beginning of period	8,823,842,390	8,414,578,252
At end of period	$9,855,723,760	$8,823,842,390

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.89		$19.19	$18.16	$15.83		$16.34	$18.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.32	$0.26	$0.20	(c)	$0.25	$0.26
Net realized and unrealized gain (loss)	0.48		(0.77)	0.97	2.39		(0.50)	(1.60)
Total from investment operations	$0.50		$(0.45)	$1.23	$2.59		$(0.25)	$(1.34)

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.72)	$(0.20)	$(0.26)		$(0.26)	$(0.38)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.32)		$(0.85)	$(0.20)	$(0.26)		$(0.26)	$(0.38)
Net asset value, end of period (x)	$18.07		$17.89	$19.19	$18.16		$15.83	$16.34
Total return (%) (r)(s)(t)(x)	2.71	(n)	(1.82)	6.79	16.66	(c)	(1.50)	(7.44)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.09	1.12	(c)	1.14	1.13
Expenses after expense reductions (f)	1.05	(a)	1.09	1.08	1.10	(c)	1.11	1.09
Net investment income (loss)	0.25	(a)(l)	1.79	1.37	1.25	(c)	1.62	1.53
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$641,444		$622,639	$686,128	$693,538		$971,630	$1,178,013

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.23		$18.48	$17.48	$15.21		$15.65	$17.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.16	$0.10	$0.10	(c)	$0.12	$0.12
Net realized and unrealized gain (loss)	0.46		(0.72)	0.95	2.28		(0.47)	(1.52)
Total from investment operations	$0.42		$(0.56)	$1.05	$2.38		$(0.35)	$(1.40)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.56)	$(0.05)	$(0.11)		$(0.09)	$(0.21)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.69)	$(0.05)	$(0.11)		$(0.09)	$(0.21)
Net asset value, end of period (x)	$17.48		$17.23	$18.48	$17.48		$15.21	$15.65
Total return (%) (r)(s)(t)(x)	2.37	(n)	(2.63)	6.01	15.77	(c)	(2.20)	(8.15)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.84	1.87	(c)	1.89	1.88
Expenses after expense reductions (f)	1.81	(a)	1.84	1.82	1.85	(c)	1.86	1.84
Net investment income (loss)	(0.48	)(a)(l)	0.97	0.55	0.61	(c)	0.82	0.70
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$2,901		$3,347	$4,922	$6,228		$7,967	$11,228

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.79		$17.99	$17.03	$14.85		$15.31	$16.93

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.17	$0.08	$0.10	(c)	$0.12	$0.12
Net realized and unrealized gain (loss)	0.43		(0.70)	0.94	2.21		(0.45)	(1.50)
Total from investment operations	$0.39		$(0.53)	$1.02	$2.31		$(0.33)	$(1.38)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.54)	$(0.06)	$(0.13)		$(0.13)	$(0.24)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.67)	$(0.06)	$(0.13)		$(0.13)	$(0.24)
Net asset value, end of period (x)	$17.01		$16.79	$17.99	$17.03		$14.85	$15.31
Total return (%) (r)(s)(t)(x)	2.29	(n)	(2.56)	5.97	15.74	(c)	(2.16)	(8.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.84	1.87	(c)	1.89	1.88
Expenses after expense reductions (f)	1.81	(a)	1.84	1.83	1.85	(c)	1.86	1.84
Net investment income (loss)	(0.48	)(a)(l)	1.05	0.44	0.64	(c)	0.85	0.76
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$20,833		$22,825	$27,800	$48,570		$62,124	$77,442

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$18.55		$19.87	$18.79	$16.38		$16.90	$18.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.37	$0.26	$0.30	(c)	$0.30	$0.32
Net realized and unrealized gain (loss)	0.50		(0.80)	1.06	2.42		(0.51)	(1.66)
Total from investment operations	$0.55		$(0.43)	$1.32	$2.72		$(0.21)	$(1.34)

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.76)	$(0.24)	$(0.31)		$(0.31)	$(0.42)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.37)		$(0.89)	$(0.24)	$(0.31)		$(0.31)	$(0.42)
Net asset value, end of period (x)	$18.73		$18.55	$19.87	$18.79		$16.38	$16.90
Total return (%) (r)(s)(t)(x)	2.84	(n)	(1.61)	7.05	16.95	(c)	(1.24)	(7.19)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.84	0.87	(c)	0.89	0.88
Expenses after expense reductions (f)	0.81	(a)	0.84	0.83	0.86	(c)	0.86	0.84
Net investment income (loss)	0.50	(a)(l)	2.03	1.31	1.79	(c)	1.86	1.80
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$691,407		$593,064	$658,193	$1,099,134		$2,187,011	$2,410,936

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.46		$17.72	$16.80	$14.63		$15.08	$16.69

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.15	$0.11	$0.09	(c)	$0.11	$0.11
Net realized and unrealized gain (loss)	0.44		(0.69)	0.90	2.20		(0.44)	(1.47)
Total from investment operations	$0.40		$(0.54)	$1.01	$2.29		$(0.33)	$(1.36)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.59)	$(0.09)	$(0.12)		$(0.12)	$(0.25)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.21)		$(0.72)	$(0.09)	$(0.12)		$(0.12)	$(0.25)
Net asset value, end of period (x)	$16.65		$16.46	$17.72	$16.80		$14.63	$15.08
Total return (%) (r)(s)(t)(x)	2.34	(n)	(2.62)	5.99	15.79	(c)	(2.19)	(8.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.84	1.87	(c)	1.89	1.88
Expenses after expense reductions (f)	1.81	(a)	1.84	1.83	1.85	(c)	1.86	1.84
Net investment income (loss)	(0.50	)(a)(l)	0.95	0.60	0.61	(c)	0.78	0.72
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$1,769		$1,751	$2,153	$2,089		$2,418	$3,509

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.25		$18.53	$17.55	$15.31		$15.80	$17.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.26	$0.19	$0.17	(c)	$0.21	$0.22
Net realized and unrealized gain (loss)	0.46		(0.75)	0.95	2.30		(0.48)	(1.56)
Total from investment operations	$0.46		$(0.49)	$1.14	$2.47		$(0.27)	$(1.34)

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.66)	$(0.16)	$(0.23)		$(0.22)	$(0.34)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.27)		$(0.79)	$(0.16)	$(0.23)		$(0.22)	$(0.34)
Net asset value, end of period (x)	$17.44		$17.25	$18.53	$17.55		$15.31	$15.80
Total return (%) (r)(s)(t)(x)	2.60	(n)	(2.14)	6.49	16.37	(c)	(1.69)	(7.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.35	1.34	1.37	(c)	1.39	1.38
Expenses after expense reductions (f)	1.30	(a)	1.34	1.33	1.35	(c)	1.36	1.34
Net investment income (loss)	0.02	(a)(l)	1.51	1.04	1.10	(c)	1.38	1.29
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$90,303		$98,935	$121,197	$132,988		$152,133	$169,812

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.70		$18.99	$17.98	$15.67		$16.16	$17.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.30	$0.25	$0.22	(c)	$0.24	$0.25
Net realized and unrealized gain (loss)	0.48		(0.75)	0.96	2.35		(0.48)	(1.58)
Total from investment operations	$0.50		$(0.45)	$1.21	$2.57		$(0.24)	$(1.33)

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.71)	$(0.20)	$(0.26)		$(0.25)	$(0.37)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.32)		$(0.84)	$(0.20)	$(0.26)		$(0.25)	$(0.37)
Net asset value, end of period (x)	$17.88		$17.70	$18.99	$17.98		$15.67	$16.16
Total return (%) (r)(s)(t)(x)	2.72	(n)	(1.83)	6.75	16.67	(c)	(1.47)	(7.44)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.09	1.12	(c)	1.14	1.13
Expenses after expense reductions (f)	1.06	(a)	1.09	1.08	1.10	(c)	1.11	1.09
Net investment income (loss)	0.25	(a)(l)	1.73	1.31	1.37	(c)	1.59	1.46
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$60,638		$61,214	$82,289	$91,653		$126,980	$165,656

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.93		$19.25	$18.21	$15.86		$16.36	$18.09

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.36	$0.30	$0.28	(c)	$0.30	$0.29
Net realized and unrealized gain (loss)	0.47		(0.78)	0.98	2.35		(0.50)	(1.60)
Total from investment operations	$0.53		$(0.42)	$1.28	$2.63		$(0.20)	$(1.31)

Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.77)	$(0.24)	$(0.28)		$(0.30)	$(0.42)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.36)		$(0.90)	$(0.24)	$(0.28)		$(0.30)	$(0.42)
Net asset value, end of period (x)	$18.10		$17.93	$19.25	$18.21		$15.86	$16.36
Total return (%) (r)(s)(t)(x)	2.84	(n)	(1.65)	7.07	16.92	(c)	(1.20)	(7.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.84	0.87	(c)	0.89	0.88
Expenses after expense reductions (f)	0.81	(a)	0.84	0.83	0.86	(c)	0.86	0.85
Net investment income (loss)	0.61	(a)(l)	2.04	1.57	1.73	(c)	1.93	1.70
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$35,039		$54,352	$58,578	$63,884		$148,243	$343,475

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.80		$19.11	$18.10	$15.79		$16.30	$18.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.38	$0.34	$0.28	(c)	$0.31	$0.32
Net realized and unrealized gain (loss)	0.48		(0.77)	0.95	2.36		(0.50)	(1.60)
Total from investment operations	$0.54		$(0.39)	$1.29	$2.64		$(0.19)	$(1.28)

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.79)	$(0.28)	$(0.33)		$(0.32)	$(0.44)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.39)		$(0.92)	$(0.28)	$(0.33)		$(0.32)	$(0.44)
Net asset value, end of period (x)	$17.95		$17.80	$19.11	$18.10		$15.79	$16.30
Total return (%) (r)(s)(t)(x)	2.91	(n)	(1.48)	7.12	17.07	(c)	(1.13)	(7.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.74	0.74	0.77	(c)	0.79	0.79
Expenses after expense reductions (f)	0.70	(a)	0.73	0.73	0.76	(c)	0.76	0.75
Net investment income (loss)	0.59	(a)(l)	2.18	1.80	1.72	(c)	2.02	1.88
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$8,296,351		$7,350,641	$6,756,773	$5,228,377		$2,766,544	$3,010,863

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.52		$18.83	$17.84	$15.61		$16.12	$17.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.31	$0.26	$0.23	(c)	$0.19	$0.26
Net realized and unrealized gain (loss)	0.48		(0.77)	0.95	2.31		(0.44)	(1.58)
Total from investment operations	$0.50		$(0.46)	$1.21	$2.54		$(0.25)	$(1.32)

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.72)	$(0.22)	$(0.31)		$(0.26)	$(0.37)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.32)		$(0.85)	$(0.22)	$(0.31)		$(0.26)	$(0.37)
Net asset value, end of period (x)	$17.70		$17.52	$18.83	$17.84		$15.61	$16.12
Total return (%) (r)(s)(t)(x)	2.74	(n)	(1.94)	6.78	16.60	(c)	(1.52)	(7.43)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.15	1.15	1.22	(c)	1.23	1.23
Expenses after expense reductions (f)	1.09	(a)	1.13	1.11	1.13	(c)	1.13	1.12
Net investment income (loss)	0.22	(a)(l)	1.77	1.37	1.39	(c)	1.22	1.51
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$11,973		$11,805	$12,615	$10,464		$9,101	$2,419

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.47		$17.72	$16.79	$14.78		$15.19	$16.80

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.16	$0.10	$0.09	(c)	$0.05	$0.10
Net realized and unrealized gain (loss)	0.45		(0.71)	0.90	2.18		(0.39)	(1.47)
Total from investment operations	$0.40		$(0.55)	$1.00	$2.27		$(0.34)	$(1.37)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.57)	$(0.07)	$(0.26)		$(0.07)	$(0.24)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.18)		$(0.70)	$(0.07)	$(0.26)		$(0.07)	$(0.24)
Net asset value, end of period (x)	$16.69		$16.47	$17.72	$16.79		$14.78	$15.19
Total return (%) (r)(s)(t)(x)	2.36	(n)	(2.64)	5.94	15.68	(c)	(2.25)	(8.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.90	1.97	(c)	1.98	1.98
Expenses after expense reductions (f)	1.85	(a)	1.89	1.88	1.90	(c)	1.90	1.89
Net investment income (loss)	(0.53	)(a)(l)	1.00	0.56	0.58	(c)	0.37	0.63
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$253		$287	$358	$386		$434	$138
See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.13		$17.38	$16.51	$14.53		$15.01	$16.61

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.15	$0.09	$0.10	(c)	$0.07	$0.11
Net realized and unrealized gain (loss)	0.44		(0.69)	0.89	2.15		(0.41)	(1.46)
Total from investment operations	$0.39		$(0.54)	$0.98	$2.25		$(0.34)	$(1.35)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.58)	$(0.11)	$(0.27)		$(0.14)	$(0.25)
From net realized gain	—		(0.13)	—	—		—	—
Total distributions declared to shareholders	$(0.18)		$(0.71)	$(0.11)	$(0.27)		$(0.14)	$(0.25)
Net asset value, end of period (x)	$16.34		$16.13	$17.38	$16.51		$14.53	$15.01
Total return (%) (r)(s)(t)(x)	2.36	(n)	(2.68)	5.93	15.78(	c)	(2.28)	(8.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.90	1.97	(c)	1.99	1.98
Expenses after expense reductions (f)	1.85	(a)	1.89	1.87	1.89	(c)	1.90	1.89
Net investment income (loss)	(0.52	)(a)(l)	0.95	0.53	0.63	(c)	0.47	0.72
Portfolio turnover	8	(n)	22	25	33		40	28
Net assets at end of period (000 omitted)	$2,813		$2,981	$3,572	$3,856		$3,298	$980

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

28

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

29

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$140,639,492	$1,809,290,329	$—	$1,949,929,821
Switzerland	—	1,369,054,243	—	1,369,054,243
France	—	1,174,854,240	—	1,174,854,240
Germany	—	752,480,484	—	752,480,484
United Kingdom	—	736,194,522	—	736,194,522
United States	377,722,308	232,844,260	—	610,566,568
Hong Kong	—	472,466,696	—	472,466,696
Netherlands	51,357,866	236,744,295	—	288,102,161
Spain	—	286,192,874	—	286,192,874
Other Countries	583,904,870	1,545,097,215	—	2,129,002,085
Mutual Funds	71,019,430	—	—	71,019,430
Total	$1,224,643,966	$8,615,219,158	$—	$9,839,863,124

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by

30

Notes to Financial Statements (unaudited) – continued

cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,202,728. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $2,271,278 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$342,429,321
Long-term capital gains	57,077,609

Total distributions	$399,506,930

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$9,100,517,473
Gross appreciation	1,481,140,936

Gross depreciation	(741,795,285)
Net unrealized appreciation (depreciation)	$739,345,651

As of 8/31/19

Undistributed ordinary income	161,295,878
Post-October capital loss deferral	(163,984,198)
Other temporary differences	(886,491)
Net unrealized appreciation (depreciation)	647,347,028

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

32

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$11,396,463	$30,548,265
Class B	30,070	168,883
Class C	220,193	980,659
Class I	11,272,253	28,945,460
Class R1	22,306	84,285
Class R2	1,489,011	4,982,298
Class R3	1,090,789	3,381,859
Class R4	725,317	2,607,048
Class R6	168,508,766	327,097,188
Class 529A	212,373	556,856
Class 529B	3,033	13,781
Class 529C	30,840	140,348
Total	$195,001,414	$399,506,930

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $498,271, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

33

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,853 and $3,022 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$835,930
Class B	0.75%	0.25%	1.00%	1.00%	16,608
Class C	0.75%	0.25%	1.00%	1.00%	114,372
Class R1	0.75%	0.25%	1.00%	1.00%	9,420
Class R2	0.25%	0.25%	0.50%	0.50%	251,646
Class R3	—	0.25%	0.25%	0.25%	81,667
Class 529A	—	0.25%	0.25%	0.23%	15,748
Class 529B	0.75%	0.25%	1.00%	1.00%	1,465
Class 529C	0.75%	0.25%	1.00%	0.99%	15,068
Total Distribution and Service Fees					$1,341,924

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $5,176, $1, $44, $433, $1,133, $3, and $101 for Class A, Class B, Class C, Class R2, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

34

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$855
Class B	2,201
Class C	643
Class 529B	5
Class 529C	36

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2020, were as follows:

Fee
Class 529A	$3,150
Class 529B	73
Class 529C	753

Total Program Manager Fees	$3,976

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $60,388, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $881,572.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0056% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

35

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $8,347,414 and $720,279, respectively. The sales transactions resulted in net realized gains (losses) of $296,037.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,610,081,059 and $725,323,616, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,782,829	$91,700,612	6,308,181	$108,057,448
Class B	319	6,125	6,034	99,733
Class C	58,819	1,059,812	376,118	5,774,726
Class I	10,147,493	200,992,100	10,627,716	191,924,273
Class R1	5,313	93,830	11,118	182,062
Class R2	275,364	5,091,529	671,662	11,368,179
Class R3	636,318	11,909,205	431,846	7,494,227
Class R4	150,064	2,876,246	550,567	9,576,959
Class R6	53,977,313	1,034,090,815	108,922,349	1,895,362,745
Class 529A	37,599	709,982	87,876	1,489,187
Class 529B	266	4,879	805	12,865
Class 529C	10,266	179,641	17,370	275,909
	70,081,963	$1,348,714,776	128,011,642	$2,231,618,313

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	437,195	$8,359,174	1,384,970	$22,173,336
Class B	1,242	23,006	8,845	137,183
Class C	9,214	166,220	44,618	674,185
Class I	442,527	8,766,464	1,213,492	20,107,565
Class R1	1,263	22,306	5,660	83,875
Class R2	79,497	1,469,099	310,892	4,809,494
Class R3	57,653	1,090,789	213,501	3,381,859
Class R4	37,248	713,292	160,956	2,578,518
Class R6	8,352,804	158,536,225	19,346,528	307,416,337
Class 529A	11,339	212,373	35,487	556,785
Class 529B	171	3,033	929	13,781
Class 529C	1,781	30,840	9,666	140,348
	9,431,934	$179,392,821	22,735,544	$362,073,266

Shares reacquired
Class A	(4,528,758)	$(86,542,868)	(8,627,351)	$(149,525,414)
Class B	(29,801)	(552,777)	(87,072)	(1,469,628)
Class C	(203,311)	(3,643,644)	(606,008)	(9,833,848)
Class I	(5,648,662)	(111,273,452)	(12,990,232)	(235,108,050)
Class R1	(6,708)	(120,273)	(31,884)	(499,317)
Class R2	(911,857)	(16,886,904)	(1,789,045)	(30,140,366)
Class R3	(760,915)	(14,331,282)	(1,518,596)	(26,270,828)
Class R4	(1,282,732)	(24,348,812)	(723,854)	(12,619,137)
Class R6	(13,023,849)	(247,322,894)	(68,790,407)	(1,220,513,670)
Class 529A	(46,080)	(869,328)	(119,736)	(2,083,794)
Class 529B	(2,696)	(48,890)	(4,495)	(74,302)
Class 529C	(24,634)	(422,064)	(47,818)	(755,778)
	(26,470,003)	$(506,363,188)	(95,336,498)	$(1,688,894,132)

Net change
Class A	691,266	$13,516,918	(934,200)	$(19,294,630)
Class B	(28,240)	(523,646)	(72,193)	(1,232,712)
Class C	(135,278)	(2,417,612)	(185,272)	(3,384,937)
Class I	4,941,358	98,485,112	(1,149,024)	(23,076,212)
Class R1	(132)	(4,137)	(15,106)	(233,380)
Class R2	(556,996)	(10,326,276)	(806,491)	(13,962,693)
Class R3	(66,944)	(1,331,288)	(873,249)	(15,394,742)
Class R4	(1,095,420)	(20,759,274)	(12,331)	(463,660)
Class R6	49,306,268	945,304,146	59,478,470	982,265,412
Class 529A	2,858	53,027	3,627	(37,822)
Class 529B	(2,259)	(40,978)	(2,761)	(47,656)
Class 529C	(12,587)	(211,583)	(20,782)	(339,521)
	53,043,894	$1,021,744,409	55,410,688	$904,797,447

37

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 64%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $23,187 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,245,985	$944,005,814	$946,232,248	$102	$(223)	$71,019,430

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$981,476	$—

38

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® Technology Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

SCT-SEM

MFS® Technology Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	9.4%
Microsoft Corp.	7.8%
Alphabet, Inc., “A”	7.4%
Facebook, Inc., “A”	6.5%
Visa, Inc., “A”	4.9%
Mastercard, Inc., “A”	4.5%
Adobe Systems, Inc.	4.2%
Salesforce.com, Inc.	3.5%
Global Payments, Inc.	3.5%
Fiserv, Inc.	3.2%

Top five industries
Computer Software	21.4%
Internet	16.1%
Business Services	15.2%
Computer Software - Systems	10.6%
Specialty Stores	10.0%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.18%	$1,000.00	$1,071.15	$6.08
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
B	Actual	1.93%	$1,000.00	$1,066.84	$9.92
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
C	Actual	1.93%	$1,000.00	$1,067.27	$9.92
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
I	Actual	0.93%	$1,000.00	$1,072.32	$4.79
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
R1	Actual	1.93%	$1,000.00	$1,067.14	$9.92
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
R2	Actual	1.43%	$1,000.00	$1,069.78	$7.36
	Hypothetical (h)	1.43%	$1,000.00	$1,017.75	$7.17
R3	Actual	1.18%	$1,000.00	$1,070.96	$6.08
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
R4	Actual	0.93%	$1,000.00	$1,072.42	$4.79
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
R6	Actual	0.84%	$1,000.00	$1,072.83	$4.33
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.05% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.8%
Aerospace - 1.6%
L3Harris Technologies, Inc.	56,492	$11,170,163
Northrop Grumman Corp.	19,782	6,505,113
PAE, Inc. (a)	328,118	3,592,892

		$21,268,168
Biotechnology - 1.5%
Adaptive Biotechnologies Corp. (a)	163,600	$4,597,160
Bio-Techne Corp.	44,576	8,419,960
Illumina, Inc. (a)	24,449	6,495,366

		$19,512,486
Brokerage & Asset Managers - 1.2%
NASDAQ, Inc.	90,113	$9,241,088
Tradeweb Markets, Inc.	151,868	7,323,075

		$16,564,163
Business Services - 15.2%
Clarivate Analytics PLC (a)	455,754	$9,270,037
Endava PLC, ADR (a)	353,559	18,756,305
Equifax, Inc.	57,010	8,097,701
Fidelity National Information Services, Inc.	232,742	32,518,712
Fiserv, Inc. (a)	386,237	42,238,878
Global Payments, Inc.	251,835	46,330,091
PayPal Holdings, Inc. (a)	257,496	27,806,993
TransUnion	113,402	10,083,706
Verisk Analytics, Inc., “A”	54,703	8,484,982

		$203,587,405
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	21,428	$10,567,647

Computer Software - 21.4%
Adobe Systems, Inc. (a)	165,017	$56,950,667
Autodesk, Inc. (a)	76,734	14,646,986
Black Knight, Inc. (a)	66,502	4,436,349
Blue Prism Group PLC (a)	400,847	7,431,658
DocuSign, Inc. (a)	118,090	10,192,348
Everbridge, Inc. (a)	20,448	2,160,536
Freee KK (a)	41,600	1,309,401
Microsoft Corp.	648,830	105,116,948
Rakus Co. Ltd.	503,100	7,185,679
RingCentral, Inc. (a)	70,673	16,661,160
Salesforce.com, Inc. (a)	274,713	46,811,095

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Computer Software - continued
Uber Technologies, Inc. (a)	182,224	$6,171,927
Zendesk, Inc. (a)	97,088	7,700,049

		$286,774,803
Computer Software - Systems - 10.6%
Apple, Inc.	141,714	$38,738,939
Constellation Software, Inc.	12,856	13,097,173
Descartes Systems Group, Inc. (a)	178,676	7,418,598
EPAM Systems, Inc. (a)	29,857	6,664,082
HubSpot, Inc. (a)	77,448	13,898,044
OneConnect Financial Technology, ADR (a)	247,888	2,689,585
Pluralsight, Inc., “A” (a)	308,521	5,500,929
Q2 Holdings, Inc. (a)	92,833	6,996,823
ServiceNow, Inc. (a)	65,441	21,339,656
Square, Inc., “A” (a)	145,061	12,087,933
Wix.com Ltd. (a)	71,602	9,596,816
Workday, Inc. (a)	20,122	3,486,137

		$141,514,715
Electrical Equipment - 0.9%
Amphenol Corp., “A”	128,123	$11,746,317

Electronics - 4.7%
Applied Materials, Inc.	397,375	$23,095,435
Marvell Technology Group Ltd.	423,926	9,029,624
Microchip Technology, Inc.	236,508	21,453,641
NXP Semiconductors N.V.	59,192	6,729,538
Silicon Laboratories, Inc. (a)	36,034	3,195,495

		$63,503,733
Internet - 16.1%
Alibaba Group Holding Ltd., ADR (a)	45,297	$9,421,776
Alphabet, Inc., “A” (a)(s)	74,314	99,525,024
Facebook, Inc., “A” (a)(s)	453,971	87,375,798
GoDaddy, Inc. (a)	177,673	12,433,557
Tencent Holdings Ltd.	148,400	7,319,890

		$216,076,045
Leisure & Toys - 2.3%
Activision Blizzard, Inc.	192,044	$11,163,518
Electronic Arts, Inc. (a)	195,050	19,772,218

		$30,935,736
Medical & Health Technology & Services - 0.8%
Guardant Health, Inc. (a)	130,058	$11,309,844

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 9.4%
Mastercard, Inc., “A”	206,338	$59,889,604
Visa, Inc., “A”	359,896	65,414,697

		$125,304,301
Printing & Publishing - 1.3%
IHS Markit Ltd.	136,136	$9,698,329
Wolters Kluwer N.V.	109,867	8,074,921

		$17,773,250
Specialty Stores - 10.0%
Amazon.com, Inc. (a)(s)	66,704	$125,653,660
Chewy, Inc., “A” (a)	266,279	7,881,858

		$133,535,518
Total Common Stocks (Identified Cost, $664,886,933)		$1,309,974,131

Investment Companies (h) - 1.6%
Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $21,848,333)	21,847,725	$21,849,909

Securities Sold Short - (0.0)%
Automotive - (0.0)%
Tesla, Inc. (Proceeds Received, $21,675)	(43)	$(28,723)

Other Assets, Less Liabilities - 0.6%		8,514,717
Net Assets - 100.0%		$1,340,310,034

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $21,849,909 and $1,309,974,131, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

At February 29, 2020, the fund had cash collateral of $13,344,290 and other liquid securities with an aggregate value of $26,445,245 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $664,886,933)	$1,309,974,131
Investments in affiliated issuers, at value (identified cost, $21,848,333)	21,849,909
Deposits with brokers for
Securities sold short	13,344,290
Receivables for
Investments sold	4,671,785
Fund shares sold	13,880,676
Interest and dividends	679,173
Other assets	4,044
Total assets	$1,364,404,008

Liabilities
Payables for
Securities sold short, at value (proceeds received, $21,675)	$28,723
Investments purchased	1,350,344
Fund shares reacquired	22,023,641
Payable to affiliates
Investment adviser	80,512
Administrative services fee	1,545
Shareholder servicing costs	544,556
Distribution and service fees	25,706
Payable for independent Trustees’ compensation	2,018
Accrued expenses and other liabilities	36,929
Total liabilities	$24,093,974
Net assets	$1,340,310,034

Net assets consist of
Paid-in capital	$707,536,414
Total distributable earnings (loss)	632,773,620
Net assets	$1,340,310,034
Shares of beneficial interest outstanding	28,455,917

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$507,562,633	10,822,604	$46.90
Class B	38,774,296	976,603	39.70
Class C	132,558,043	3,346,141	39.62
Class I	327,105,598	6,479,431	50.48
Class R1	5,852,248	148,057	39.53
Class R2	29,076,569	654,907	44.40
Class R3	75,037,193	1,600,960	46.87
Class R4	25,966,516	528,991	49.09
Class R6	198,376,938	3,898,223	50.89

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.76 [100 / 94.25 x $46.90]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,613,163
Other	236,898
Dividends from affiliated issuers	219,588
Income on securities loaned	95,254
Foreign taxes withheld	(5,735)
Total investment income	$3,159,168
Expenses
Management fee	$4,909,293
Distribution and service fees	1,692,117
Shareholder servicing costs	668,627
Administrative services fee	90,810
Independent Trustees’ compensation	12,524
Custodian fee	34,058
Shareholder communications	36,016
Audit and tax fees	30,299
Legal fees	5,369
Dividend and interest expense on securities sold short	312,631
Interest expense and fees	3,588
Miscellaneous	98,227
Total expenses	$7,893,559
Reduction of expenses by investment adviser and distributor	(79,672)
Net expenses	$7,813,887
Net investment income (loss)	$(4,654,719)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,212,104
Affiliated issuers	4,624
Written options	606,271
Securities sold short	(19,439,014)
Foreign currency	(3,895)
Net realized gain (loss)	$5,380,090
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$90,614,945
Affiliated issuers	(4,218)
Securities sold short	(2,009,410)
Translation of assets and liabilities in foreign currencies	(46)
Net unrealized gain (loss)	$88,601,271
Net realized and unrealized gain (loss)	$93,981,361
Change in net assets from operations	$89,326,642

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$(4,654,719)	$(7,674,688)
Net realized gain (loss)	5,380,090	30,801,602
Net unrealized gain (loss)	88,601,271	10,211,911
Change in net assets from operations	$89,326,642	$33,338,825
Total distributions to shareholders	$(27,686,049)	$(51,440,197)
Change in net assets from fund share transactions	$12,753,381	$47,069,408
Total change in net assets	$74,393,974	$28,968,036

Net assets
At beginning of period	1,265,916,060	1,236,948,024
At end of period	$1,340,310,034	$1,265,916,060

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$44.73		$45.65	$35.67	$28.27		$24.62	$24.47

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)		$(0.27)	$(0.26)	$(0.19	)(c)	$(0.12)	$(0.15)
Net realized and unrealized gain (loss)	3.31		1.24	11.61	8.13		4.76	1.15
Total from investment operations	$3.15		$0.97	$11.35	$7.94		$4.64	$1.00

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$46.90		$44.73	$45.65	$35.67		$28.27	$24.62
Total return (%) (r)(s)(t)(x)	7.12	(n)	2.97	32.79	28.58	(c)	19.20	4.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.24	1.24	(c)	1.27	1.30
Expenses after expense reductions (f)	1.18	(a)	1.18	1.22	1.23	(c)	1.26	1.29
Net investment income (loss)	(0.71	)(a)	(0.64)	(0.66)	(0.63	)(c)	(0.48)	(0.60)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$507,563		$471,468	$484,477	$359,698		$320,898	$199,313

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.13	(a)	1.15	1.16	1.19	(c)	1.24	1.27

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$38.16		$39.55	$31.31	$25.06		$22.09	$22.20

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)		$(0.50)	$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	2.81		1.00	10.10	7.17		4.24	1.04
Total from investment operations	$2.52		$0.50	$9.61	$6.79		$3.96	$0.74

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$39.70		$38.16	$39.55	$31.31		$25.06	$22.09
Total return (%) (r)(s)(t)(x)	6.68	(n)	2.21	31.77	27.64	(c)	18.29	3.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.99	1.99	(c)	2.02	2.05
Expenses after expense reductions (f)	1.93	(a)	1.93	1.98	1.98	(c)	2.01	2.04
Net investment income (loss)	(1.46	)(a)	(1.39)	(1.41)	(1.38	)(c)	(1.22)	(1.35)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$38,774		$41,017	$45,337	$34,396		$25,990	$18,791

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.89	(a)	1.90	1.92	1.94	(c)	1.99	2.02

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$38.07		$39.47	$31.24	$25.01		$22.05	$22.16

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)		$(0.50)	$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	2.82		0.99	10.09	7.15		4.23	1.04
Total from investment operations	$2.53		$0.49	$9.60	$6.77		$3.95	$0.74

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$39.62		$38.07	$39.47	$31.24		$25.01	$22.05
Total return (%) (r)(s)(t)(x)	6.73	(n)	2.19	31.81	27.62	(c)	18.28	3.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.98	1.99	(c)	2.02	2.05
Expenses after expense reductions (f)	1.93	(a)	1.93	1.97	1.98	(c)	2.01	2.04
Net investment income (loss)	(1.46	)(a)	(1.40)	(1.41)	(1.38	)(c)	(1.23)	(1.35)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$132,558		$128,817	$128,707	$101,656		$73,071	$43,037

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.89	(a)	1.91	1.92	1.94	(c)	2.00	2.02

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$48.02		$48.74	$37.90	$29.93		$25.96	$25.69

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.18)	$(0.18)	$(0.13	)(c)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss)	3.56		1.35	12.39	8.64		5.03	1.21
Total from investment operations	$3.44		$1.17	$12.21	$8.51		$4.96	$1.12

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$50.48		$48.02	$48.74	$37.90		$29.93	$25.96
Total return (%) (r)(s)(t)(x)	7.23	(n)	3.20	33.14	28.91	(c)	19.45	4.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.99	0.99	(c)	1.02	1.05
Expenses after expense reductions (f)	0.93	(a)	0.93	0.98	0.98	(c)	1.01	1.04
Net investment income (loss)	(0.46	)(a)	(0.40)	(0.41)	(0.39	)(c)	(0.24)	(0.35)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$327,106		$315,655	$303,359	$174,275		$96,700	$56,619

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.89	(a)	0.91	0.92	0.95	(c)	1.00	1.02

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$37.99		$39.39	$31.18	$24.96		$22.01	$22.12

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)		$(0.50)	$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	2.81		0.99	10.07	7.14		4.22	1.04
Total from investment operations	$2.52		$0.49	$9.58	$6.76		$3.94	$0.74

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$39.53		$37.99	$39.39	$31.18		$24.96	$22.01
Total return (%) (r)(s)(t)(x)	6.71	(n)	2.19	31.80	27.63	(c)	18.27	3.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.99	1.99	(c)	2.02	2.05
Expenses after expense reductions (f)	1.93	(a)	1.93	1.98	1.98	(c)	2.01	2.04
Net investment income (loss)	(1.46	)(a)	(1.40)	(1.41)	(1.38	)(c)	(1.22)	(1.36)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$5,852		$5,715	$5,534	$4,256		$3,073	$2,516

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.89	(a)	1.91	1.92	1.95	(c)	1.99	2.02

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$42.45		$43.55	$34.17	$27.17		$23.76	$23.70

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)		$(0.36)	$(0.35)	$(0.26	)(c)	$(0.18)	$(0.20)
Net realized and unrealized gain (loss)	3.14		1.15	11.10	7.80		4.58	1.11
Total from investment operations	$2.93		$0.79	$10.75	$7.54		$4.40	$0.91

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$44.40		$42.45	$43.55	$34.17		$27.17	$23.76
Total return (%) (r)(s)(t)(x)	6.98	(n)	2.69	32.46	28.27	(c)	18.88	3.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.44	1.48	1.49	(c)	1.52	1.55
Expenses after expense reductions (f)	1.43	(a)	1.43	1.48	1.49	(c)	1.51	1.54
Net investment income (loss)	(0.96	)(a)	(0.90)	(0.91)	(0.89	)(c)	(0.72)	(0.84)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$29,077		$29,339	$28,071	$23,625		$17,031	$14,946

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.39	(a)	1.41	1.42	1.45	(c)	1.49	1.52

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$44.71		$45.63	$35.66	$28.26		$24.61	$24.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.27)	$(0.27)	$(0.20	)(c)	$(0.13)	$(0.15)
Net realized and unrealized gain (loss)	3.31		1.24	11.61	8.14		4.77	1.15
Total from investment operations	$3.14		$0.97	$11.34	$7.94		$4.64	$1.00

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$46.87		$44.71	$45.63	$35.66		$28.26	$24.61
Total return (%) (r)(s)(t)(x)	7.10	(n)	2.97	32.77	28.59	(c)	19.21	4.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.24	1.24	(c)	1.27	1.30
Expenses after expense reductions (f)	1.18	(a)	1.18	1.23	1.23	(c)	1.26	1.29
Net investment income (loss)	(0.71	)(a)	(0.65)	(0.66)	(0.65	)(c)	(0.49)	(0.60)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$75,037		$80,242	$79,534	$53,199		$20,180	$9,732

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.14	(a)	1.16	1.17	1.20	(c)	1.25	1.27

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$46.72		$47.47	$36.95	$29.19		$25.34	$25.10

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.17)	$(0.17)	$(0.13	)(c)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	3.46		1.31	12.06	8.43		4.90	1.18
Total from investment operations	$3.35		$1.14	$11.89	$8.30		$4.84	$1.09

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$49.09		$46.72	$47.47	$36.95		$29.19	$25.34
Total return (%) (r)(s)(t)(x)	7.24	(n)	3.22	33.12	28.92	(c)	19.45	4.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.99	0.99	(c)	1.02	1.05
Expenses after expense reductions (f)	0.93	(a)	0.93	0.98	0.99	(c)	1.01	1.04
Net investment income (loss)	(0.46	)(a)	(0.40)	(0.41)	(0.39	)(c)	(0.24)	(0.37)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$25,967		$25,310	$23,004	$14,443		$8,141	$2,234

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.89	(a)	0.91	0.92	0.95	(c)	1.00	1.02

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$48.38		$49.03	$38.09	$30.05		$26.03	$25.73

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.13)	$(0.13)	$(0.10	)(c)	$(0.04)	$(0.07)
Net realized and unrealized gain (loss)	3.58		1.37	12.44	8.68		5.05	1.22
Total from investment operations	$3.49		$1.24	$12.31	$8.58		$5.01	$1.15

Less distributions declared to shareholders
From net realized gain	$(0.98)		$(1.89)	$(1.37)	$(0.54)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$50.89		$48.38	$49.03	$38.09		$30.05	$26.03
Total return (%) (r)(s)(t)(x)	7.28	(n)	3.33	33.24	29.03	(c)	19.59	4.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.89	0.90	(c)	0.92	0.95
Expenses after expense reductions (f)	0.84	(a)	0.83	0.88	0.89	(c)	0.91	0.94
Net investment income (loss)	(0.36	)(a)	(0.30)	(0.31)	(0.30	)(c)	(0.13)	(0.27)
Portfolio turnover	17	(n)	32	30	43		30	43
Net assets at end of period (000 omitted)	$198,377		$168,352	$138,924	$95,534		$33,411	$7,079

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.79	(a)	0.81	0.82	0.85	(c)	0.90	0.92

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

21

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

22

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,201,672,754	$—	$—	$1,201,672,754
United Kingdom	35,458,000	—	—	35,458,000
Canada	20,515,771	—	—	20,515,771
China	12,111,361	7,319,890	—	19,431,251
Netherlands	6,729,538	8,074,921	—	14,804,459
Israel	9,596,816	—	—	9,596,816
Japan	1,309,401	7,185,679	—	8,495,080
Mutual Funds	21,849,909	—	—	21,849,909
Total	$1,309,243,550	$22,580,490	$—	$1,331,824,040
Securities Sold Short	$(28,723)	$—	$—	$(28,723)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

23

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At February 29, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 29, 2020 as reported in the Statement of Operations:

Risk	Written Options
Equity	$606,271

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in

24

Notes to Financial Statements (unaudited) – continued

segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain

25

Notes to Financial Statements (unaudited) – continued

if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2020, this expense amounted to $312,631. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain

26

Notes to Financial Statements (unaudited) – continued

dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$8,438,597
Long-term capital gains	43,001,600

Total distributions	$51,440,197

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$692,096,791
Gross appreciation	648,539,711

Gross depreciation	(8,841,185)
Net unrealized appreciation (depreciation)	$639,698,526

As of 8/31/19

Undistributed long-term capital gain	27,685,821
Post-October capital loss deferral	(2,429,753)
Late year ordinary loss deferral	(5,219,836)
Other temporary differences	(415)
Net unrealized appreciation (depreciation)	551,097,210

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$10,280,837	$20,061,820
Class B	1,005,040	2,165,547
Class C	3,234,463	6,237,227
Class I	6,452,463	11,628,427
Class R1	145,838	267,264
Class R2	661,860	1,292,150
Class R3	1,720,727	3,217,992
Class R4	561,942	875,507
Class R6	3,622,879	5,694,263
Total	$27,686,049	$51,440,197

28

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $67,606, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95,838 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$617,159
Class B	0.75%	0.25%	1.00%	1.00%	205,320
Class C	0.75%	0.25%	1.00%	1.00%	662,147
Class R1	0.75%	0.25%	1.00%	1.00%	29,759
Class R2	0.25%	0.25%	0.50%	0.50%	75,502
Class R3	—	0.25%	0.25%	0.25%	102,230
Total Distribution and Service Fees					$1,692,117

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $11,465, $167, and $434 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$2,745
Class B	41,779
Class C	7,328

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $69,880, which equated to 0.0105% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $598,747.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $36,614, which is included in “Other” income in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $228,192,850 and $273,660,556, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,069,435	$50,462,650	1,975,893	$83,003,835
Class B	4,434	175,717	120,191	4,301,477
Class C	269,108	10,741,401	677,632	24,341,867
Class I	933,833	47,703,970	2,550,161	113,611,517
Class R1	18,125	727,885	47,490	1,684,411
Class R2	112,471	5,023,965	299,032	11,915,742
Class R3	265,676	12,633,539	666,590	27,985,848
Class R4	141,415	6,866,378	204,948	8,719,675
Class R6	912,666	46,640,355	1,474,545	66,395,491
	3,727,163	$180,975,860	8,016,482	$341,959,863

Shares issued to shareholders in reinvestment of distributions
Class A	219,633	$9,997,680	520,757	$19,351,348
Class B	25,706	992,506	67,268	2,143,844
Class C	77,734	2,994,325	179,366	5,703,832
Class I	115,169	5,640,993	255,108	10,158,414
Class R1	3,780	145,294	8,390	266,220
Class R2	14,422	621,865	32,936	1,163,614
Class R3	37,818	1,720,727	86,645	3,217,992
Class R4	10,015	476,930	18,432	714,074
Class R6	60,950	3,008,484	113,449	4,548,175
	565,227	$25,598,804	1,282,351	$47,267,513

Shares reacquired
Class A	(1,006,198)	$(47,145,423)	(2,568,696)	$(105,539,945)
Class B	(128,483)	(5,185,735)	(258,701)	(9,209,777)
Class C	(383,957)	(15,151,627)	(734,328)	(26,311,197)
Class I	(1,142,466)	(58,234,918)	(2,456,918)	(109,249,971)
Class R1	(24,265)	(950,492)	(45,940)	(1,644,386)
Class R2	(163,088)	(7,257,318)	(285,477)	(11,417,715)
Class R3	(497,307)	(23,358,546)	(701,327)	(29,333,688)
Class R4	(164,160)	(8,163,606)	(166,210)	(7,057,361)
Class R6	(555,271)	(28,373,618)	(941,393)	(42,393,928)
	(4,065,195)	$(193,821,283)	(8,158,990)	$(342,157,968)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	282,870	$13,314,907	(72,046)	$(3,184,762)
Class B	(98,343)	(4,017,512)	(71,242)	(2,764,456)
Class C	(37,115)	(1,415,901)	122,670	3,734,502
Class I	(93,464)	(4,889,955)	348,351	14,519,960
Class R1	(2,360)	(77,313)	9,940	306,245
Class R2	(36,195)	(1,611,488)	46,491	1,661,641
Class R3	(193,813)	(9,004,280)	51,908	1,870,152
Class R4	(12,730)	(820,298)	57,170	2,376,388
Class R6	418,345	21,275,221	646,601	28,549,738
	227,195	$12,753,381	1,139,843	$47,069,408

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $3,442 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,879,336	$139,990,751	$153,020,584	$4,624	$(4,218)	$21,849,909

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$219,588	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® U.S. Government Cash Reserve Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LMM-SEM

MFS® U.S. Government Cash Reserve Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	10.1%
A-1	85.7%
Other Assets Less Liabilities	4.2%

Maturity breakdown (u)
0 - 7 days	19.8%
8 - 29 days	30.2%
30 - 59 days	29.9%
60 - 89 days	11.1%
90 - 365 days	4.8%
Other Assets Less Liabilities	4.2%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.71%	$1,000.00	$1,005.09	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
B	Actual	0.71%	$1,000.00	$1,005.10	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
C	Actual	0.71%	$1,000.00	$1,005.10	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
I	Actual	0.72%	$1,000.00	$1,005.11	$3.59
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
R1	Actual	0.71%	$1,000.00	$1,005.09	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R2	Actual	0.71%	$1,000.00	$1,005.10	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R3	Actual	0.71%	$1,000.00	$1,005.10	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R4	Actual	0.71%	$1,000.00	$1,005.10	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R6	Actual	0.65%	$1,000.00	$1,005.45	$3.24
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
529A	Actual	0.76%	$1,000.00	$1,004.84	$3.79
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
529B	Actual	0.76%	$1,000.00	$1,004.84	$3.79
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
529C	Actual	0.76%	$1,000.00	$1,004.85	$3.79
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 89.3%
Fannie Mae, 1.424%, due 3/02/2020	$15,970,000	$15,969,379
Fannie Mae, 1.566%, due 3/04/2020	4,148,000	4,147,468
Fannie Mae, 1.554%, due 3/13/2020	7,180,000	7,176,350
Fannie Mae, 1.590%, due 4/16/2020	13,070,000	13,043,948
Federal Farm Credit Bank, 1.548%, due 3/05/2020	8,700,000	8,698,531
Federal Farm Credit Bank, 1.568%, due 3/17/2020	26,080,000	26,062,150
Federal Farm Credit Bank, 1.588%, due 3/19/2020	5,325,000	5,320,846
Federal Home Loan Bank, 1.584%, due 4/03/2020	24,245,000	24,210,441
Federal Home Loan Bank, 1.576%, due 4/08/2020	8,020,000	8,006,921
Federal Home Loan Bank, 1.6%, due 4/15/2020	8,040,000	8,024,221
Federal Home Loan Bank, 1.603%, due 5/06/2020	10,030,000	10,001,130
Freddie Mac, 1.566%, due 3/09/2020	14,600,000	14,595,003
Freddie Mac, 1.561%, due 4/08/2020	7,518,000	7,505,858
Freddie Mac, 1.571%, due 4/30/2020	8,025,000	8,004,402
Freddie Mac, 1.579%, due 6/17/2020	10,370,000	10,321,935
U.S. Treasury Bill, 1.499%, due 3/12/2020	12,140,000	12,134,547
U.S. Treasury Bill, 1.591%, due 4/14/2020	3,875,000	3,867,607
U.S. Treasury Bill, 1.557%, due 5/14/2020	6,000,000	5,981,192
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$193,071,929

Repurchase Agreements - 6.5%
JPMorgan Chase & Co. Repurchase Agreement, 1.58%, dated 2/28/2020, due 3/02/2020, total to be received $14,119,859 (secured by U.S. Treasury obligations valued $14,402,257 in a jointly traded account), at Cost and Value	$14,118,000	$14,118,000

Other Assets, Less Liabilities - 4.2%		8,988,662
Net Assets - 100.0%		$216,178,591

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at cost and value	$207,189,929
Cash	245
Receivables for
Fund shares sold	9,474,404
Interest	1,239
Other assets	920
Total assets	$216,666,737

Liabilities
Payables for
Distributions	$1,829
Fund shares reacquired	343,020
Payable to affiliates
Investment adviser	6,610
Administrative services fee	312
Shareholder servicing costs	92,949
Program manager fees	111
Payable for independent Trustees’ compensation	5,381
Accrued expenses and other liabilities	37,934
Total liabilities	$488,146
Net assets	$216,178,591

Net assets consist of
Paid-in capital	$216,186,117
Total distributable earnings (loss)	(7,526)
Net assets	$216,178,591
Shares of beneficial interest outstanding	216,408,598

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$103,115,067	103,225,371	$1.00
Class B	8,255,220	8,264,206	1.00
Class C	17,592,387	17,610,355	1.00
Class I	1,133,375	1,134,337	1.00
Class R1	7,870,638	7,879,392	1.00
Class R2	32,233,524	32,265,109	1.00
Class R3	15,486,410	15,503,556	1.00
Class R4	2,706,910	2,710,011	1.00
Class R6	119,249	119,386	1.00
Class 529A	20,790,102	20,813,481	1.00
Class 529B	215,666	215,910	1.00
Class 529C	6,660,043	6,667,484	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$1,776,564
Expenses
Management fee	$408,241
Distribution and service fees	438,357
Shareholder servicing costs	183,610
Program manager fees	6,686
Administrative services fee	18,568
Independent Trustees’ compensation	5,399
Custodian fee	9,201
Shareholder communications	8,593
Audit and tax fees	19,500
Legal fees	979
Registration fees	63,902
Miscellaneous	20,443
Total expenses	$1,183,479
Reduction of expenses by investment adviser and distributor	(448,702)
Net expenses	$734,777
Net investment income (loss)	$1,041,787
Change in net assets from operations	$1,041,787

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$1,041,787	$3,428,421
Net realized gain (loss)	—	1
Change in net assets from operations	$1,041,787	$3,428,422
Total distributions to shareholders	$(1,041,787)	$(3,428,422)
Change in net assets from fund share transactions	$3,967,947	$(12,531,450)
Total change in net assets	$3,967,947	$(12,531,450)

Net assets
At beginning of period	212,210,644	224,742,094
At end of period	$216,178,591	$212,210,644

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.58		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98		0.94	0.91	(c)	0.91	0.92
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.50	(c)	0.23	0.07
Net investment income (loss)	1.03	(a)	1.57		0.76	0.08	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$103,115		$99,511		$100,463	$105,859		$120,740	$122,085

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.58		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.73		1.69	1.66	(c)	1.66	1.67
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.51	(c)	0.23	0.07
Net investment income (loss)	1.03	(a)	1.57		0.72	0.07	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$8,255		$8,977		$11,664	$17,338		$18,096	$18,831

	Six months ended 2/29/20		Year ended
Class C			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.58		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.73		1.69	1.66	(c)	1.66	1.67
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.50	(c)	0.24	0.07
Net investment income (loss)	1.04	(a)	1.57		0.68	0.07	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$17,592		$19,438		$18,451	$38,458		$48,749	$42,522

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/29/20		Year ended 8/31/19 (i)
Class I
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02
Net realized and unrealized gain (loss)	—		0.00	(w)
Total from investment operations	$0.01		$0.02

Less distributions declared to shareholders
From net investment income	$(0.01)			$(0.02)
Net asset value, end of period	$1.00		$1.00
Total return (%) (r)(t)	0.51	(n)	1.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	(a)
Expenses after expense reductions (f)	0.72	(a)	0.72	(a)
Net investment income (loss)	0.88	(a)	1.60	(a)
Net assets at end of period (000 omitted)	$1,133		$56

	Six months ended 2/29/20		Year ended
Class R1			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.57		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.73		1.69	1.66	(c)	1.66	1.67
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.50	(c)	0.23	0.07
Net investment income (loss)	1.02	(a)	1.57		0.72	0.07	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$7,871		$7,610		$8,305	$12,236		$14,569	$14,363

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.57		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.23		1.19	1.16	(c)	1.16	1.17
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.51	(c)	0.23	0.07
Net investment income (loss)	1.03	(a)	1.57		0.73	0.08	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$32,234		$31,672		$34,993	$48,184		$51,537	$53,058

	Six months ended 2/29/20		Year ended
Class R3			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.57		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98		0.94	0.91	(c)	0.91	0.92
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.51	(c)	0.23	0.07
Net investment income (loss)	1.03	(a)	1.55		0.73	0.08	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$15,486		$16,471		$26,227	$35,196		$37,650	$44,872

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.01		$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.51	(n)	1.57		0.76	0.08	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73		0.69	0.67	(c)	0.66	0.67
Expenses after expense reductions (f)	0.71	(a)	0.72		0.68	0.52	(c)	0.23	0.07
Net investment income (loss)	1.02	(a)	1.57		0.74	0.08	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$2,707		$2,676		$2,729	$3,250		$3,077	$3,034

	Six months ended 2/29/20		Year ended
Class R6			8/31/19 (i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02
Net realized and unrealized gain (loss)	—		0.00	(w)
Total from investment operations	$0.01		$0.02

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)
Net asset value, end of period	$1.00		$1.00
Total return (%) (r)(t)	0.55	(n)	1.58	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.66	(a)
Expenses after expense reductions (f)	0.65	(a)	0.65	(a)
Net investment income (loss)	1.04	(a)	1.65	(a)
Net assets at end of period (000 omitted)	$119		$54

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529A			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.48	(n)	1.53		0.71	0.06	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03		1.00	1.01	(c)	1.00	1.02
Expenses after expense reductions (f)	0.76	(a)	0.77		0.73	0.53	(c)	0.23	0.07
Net investment income (loss)	0.97	(a)	1.52		0.73	0.06	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$20,790		$19,061		$15,197	$13,208		$12,841	$11,383

	Six months ended 2/29/20		Year ended
Class 529B			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15

	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.48	(n)	1.53		0.71	0.06	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78		1.75	1.76	(c)	1.76	1.77
Expenses after expense reductions (f)	0.76	(a)	0.77		0.73	0.53	(c)	0.22	0.07
Net investment income (loss)	0.98	(a)	1.51		0.71	0.06	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$216		$247		$293	$348		$355	$440

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529C			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15

	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$0.01	$0.00	(c)(w)	$0.00	$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—	(0.00	)(w)	—	0.00	(w)
Total from investment operations	$0.00	(w)	$0.02		$0.01	$0.00	(w)	$0.00	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)		$(0.01)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.48	(n)	1.53		0.71	0.06	(c)	0.00	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78		1.75	1.76	(c)	1.76	1.77
Expenses after expense reductions (f)	0.76	(a)	0.77		0.73	0.54	(c)	0.24	0.07
Net investment income (loss)	0.97	(a)	1.52		0.70	0.06	(c)	0.00	0.00
Net assets at end of period (000 omitted)	$6,660		$6,437		$6,419	$6,957		$6,728	$5,866

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

17

Notes to Financial Statements (unaudited) – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$207,189,929	$—	$207,189,929

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 29, 2020, the fund had investments in repurchase agreements with a gross value of $14,118,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

18

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended August 31, 2019, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$3,428,422

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$207,189,929

As of 8/31/19

Capital loss carryforwards	(4)
Other temporary differences	(7,522)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4)

19

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19 (i)
Class A	$495,227	$1,584,216
Class B	43,518	162,414
Class C	90,651	317,540
Class I	1,012	1,185
Class R1	38,230	127,647
Class R2	150,992	527,732
Class R3	78,402	291,144
Class R4	13,791	42,820
Class R6	389	819
Class 529A	96,865	268,010
Class 529B	1,171	3,915
Class 529C	31,539	100,980
Total	$1,041,787	$3,428,422

(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $10,345, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

20

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$120,593
Class B	0.75%	0.25%	1.00%	0.00%	42,251
Class C	0.75%	0.25%	1.00%	0.00%	87,328
Class R1	0.75%	0.25%	1.00%	0.00%	37,363
Class R2	0.25%	0.25%	0.50%	0.00%	73,099
Class R3	—	0.25%	0.25%	0.00%	19,091
Class 529A	—	0.25%	0.25%	0.00%	25,029
Class 529B	0.75%	0.25%	1.00%	0.00%	1,190
Class 529C	0.75%	0.25%	1.00%	0.00%	32,413
Total Distribution and Service Fees					$438,357

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2020. These reductions, for the six months ended February 29, 2020, for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C amounted to $120,593, $42,251, $87,328, $37,363, $73,099, $19,091, $25,029, $1,190, and $32,413, respectively, and are included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$113
Class B	15,208
Class C	3,229
Class 529B	—
Class 529C	350

21

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2020, were as follows:

Fee
Class 529A	$5,006
Class 529B	59
Class 529C	1,621
Total Program Manager Fees	$6,686

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $63,956, which equated to 0.0627% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $119,654.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

22

Notes to Financial Statements (unaudited) – continued

pension expense of $593 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,612 at February 29, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – On September 17, 2018, MFS purchased 50,000 shares of Class I for an aggregate amount of $50,000 and 50,000 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

At February 29, 2020, MFS held approximately 99% of the outstanding shares of Class R4.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 2/29/20	Year ended 8/31/19 (i)
Shares sold
Class A	26,796,682	59,431,027
Class B	2,064,923	5,310,326
Class C	8,107,177	24,050,108
Class I	1,334,508	354,368
Class R1	1,468,258	2,191,482
Class R2	7,272,135	10,113,188
Class R3	3,036,393	8,456,459
Class R4	36,929	17,622
Class R6	64,638	72,440
Class 529A	6,950,279	12,190,039
Class 529B	44,533	126,828
Class 529C	2,012,907	3,281,304
	59,189,362	125,595,191

23

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20	Year ended 8/31/19 (i)
Shares issued to shareholders in reinvestment of distributions
Class A	480,961	1,537,241
Class B	40,891	152,269
Class C	86,622	307,001
Class I	903	888
Class R1	38,217	127,564
Class R2	151,144	527,539
Class R3	78,483	291,144
Class R4	13,791	42,820
Class R6	389	819
Class 529A	96,310	266,573
Class 529B	1,156	3,891
Class 529C	31,356	100,345
	1,020,223	3,358,094

Shares reacquired
Class A	(23,671,484)	(61,915,466)
Class B	(2,828,447)	(8,152,109)
Class C	(10,041,913)	(23,369,100)
Class I	(256,962)	(299,368)
Class R1	(1,245,688)	(3,014,203)
Class R2	(6,864,830)	(13,961,909)
Class R3	(4,099,738)	(18,513,241)
Class R4	(19,938)	(113,448)
Class R6	(145)	(18,755)
Class 529A	(5,314,122)	(8,587,889)
Class 529B	(77,101)	(176,267)
Class 529C	(1,821,270)	(3,362,980)
	(56,241,638)	(141,484,735)

Net change
Class A	3,606,159	(947,198)
Class B	(722,633)	(2,689,514)
Class C	(1,848,114)	988,009
Class I	1,078,449	55,888
Class R1	260,787	(695,157)
Class R2	558,449	(3,321,182)
Class R3	(984,862)	(9,765,638)
Class R4	30,782	(53,006)
Class R6	64,882	54,504
Class 529A	1,732,467	3,868,723
Class 529B	(31,412)	(45,548)
Class 529C	222,993	18,669
	3,967,947	(12,531,450)

(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.

24

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $533 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(6) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

(7) Subsequent Event

Effective the close of business May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

25

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EIF-SEM

MFS® Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.6%
Johnson & Johnson	3.5%
Medtronic PLC	2.9%
Comcast Corp., “A”	2.8%
Accenture PLC, “A”	2.6%
Aon PLC	2.6%
Duke Energy Corp.	2.5%
Honeywell International, Inc.	2.5%
Northrop Grumman Corp.	2.4%
Citigroup, Inc.	2.4%

GICS equity sectors (g)
Financials	28.8%
Health Care	17.2%
Industrials	16.9%
Information Technology	9.6%
Consumer Staples	7.8%
Utilities	6.4%
Materials	3.5%
Communication Services	3.4%
Energy	3.2%
Consumer Discretionary	1.2%
Real Estate	0.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.81%	$1,000.00	$979.70	$3.99
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
B	Actual	1.56%	$1,000.00	$975.83	$7.66
	Hypothetical (h)	1.56%	$1,000.00	$1,017.11	$7.82
C	Actual	1.56%	$1,000.00	$975.80	$7.66
	Hypothetical (h)	1.56%	$1,000.00	$1,017.11	$7.82
I	Actual	0.56%	$1,000.00	$981.00	$2.76
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
R1	Actual	1.56%	$1,000.00	$976.09	$7.66
	Hypothetical (h)	1.56%	$1,000.00	$1,017.11	$7.82
R2	Actual	1.06%	$1,000.00	$978.47	$5.21
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
R3	Actual	0.81%	$1,000.00	$979.62	$3.99
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
R4	Actual	0.56%	$1,000.00	$980.88	$2.76
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
R6	Actual	0.45%	$1,000.00	$981.42	$2.22
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
529A	Actual	0.83%	$1,000.00	$979.43	$4.08
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
529B	Actual	0.98%	$1,000.00	$978.71	$4.82
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
529C	Actual	1.61%	$1,000.00	$975.72	$7.91
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from October 1, 2019 through February 29, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.60%, $7.87, and $8.02 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Expense Table – continued

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 7.5%
Honeywell International, Inc.	7,136,754	$1,157,367,396
Lockheed Martin Corp.	1,439,434	532,403,454
Northrop Grumman Corp.	3,394,161	1,116,135,903
United Technologies Corp.	4,914,407	641,772,410

		$3,447,679,163
Alcoholic Beverages - 1.5%
Diageo PLC	19,013,779	$673,376,101

Apparel Manufacturers - 0.1%
Hanesbrands, Inc.	2,535,133	$33,565,161

Automotive - 1.0%
Aptiv PLC	4,843,840	$378,352,343
Lear Corp.	669,982	74,501,998

		$452,854,341
Broadcasting - 0.1%
Omnicom Group, Inc.	737,122	$51,067,812

Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	1,004,232	$464,969,458
NASDAQ, Inc.	5,629,768	577,332,709
T. Rowe Price Group, Inc.	2,087,222	246,313,068

		$1,288,615,235
Business Services - 7.1%
Accenture PLC, “A”	6,696,704	$1,209,357,776
Cognizant Technology Solutions Corp., “A”	3,170,671	193,188,984
Equifax, Inc.	3,108,009	441,461,598
Fidelity National Information Services, Inc.	4,909,565	685,964,422
Fiserv, Inc. (a)	6,705,612	733,325,728

		$3,263,298,508
Cable TV - 2.8%
Comcast Corp., “A”	32,103,316	$1,297,937,066

Chemicals - 1.7%
PPG Industries, Inc.	7,599,535	$793,771,431

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.3%
Gardner Denver Holdings, Inc. (a)	3,562,444	$116,812,527

Construction - 2.6%
Masco Corp.	3,859,349	$159,468,301
Sherwin-Williams Co.	984,130	508,549,177
Stanley Black & Decker, Inc.	3,550,354	510,185,870

		$1,178,203,348
Consumer Products - 1.2%
Colgate-Palmolive Co.	1,385,747	$93,634,925
Kimberly-Clark Corp.	1,266,130	166,103,595
Procter & Gamble Co.	901,357	102,060,653
Reckitt Benckiser Group PLC	2,696,822	199,063,377

		$560,862,550
Electrical Equipment - 1.0%
Johnson Controls International PLC	13,175,902	$481,842,736

Electronics - 3.4%
Analog Devices, Inc.	2,781,428	$303,314,723
NXP Semiconductors N.V.	2,689,365	305,753,907
Texas Instruments, Inc.	8,588,346	980,273,813

		$1,589,342,443
Energy - Independent - 1.7%
ConocoPhillips	6,616,690	$320,380,130
EOG Resources, Inc.	4,418,426	279,509,629
Pioneer Natural Resources Co.	1,332,661	163,624,117

		$763,513,876
Energy - Integrated - 1.5%
Chevron Corp.	3,161,761	$295,118,772
Suncor Energy, Inc.	14,246,731	392,614,326

		$687,733,098
Food & Beverages - 3.7%
Archer Daniels Midland Co.	6,161,464	$231,979,119
Danone S.A.	2,741,434	194,078,358
J.M. Smucker Co.	1,633,323	168,215,936
Nestle S.A.	8,007,632	829,646,342
PepsiCo, Inc.	2,023,191	267,121,908

		$1,691,041,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 2.2%
Cigna Corp.	5,580,296	$1,020,859,350

Insurance - 8.2%
Aon PLC	5,787,585	$1,203,817,680
Chubb Ltd.	6,901,740	1,000,959,352
Marsh & McLennan Cos., Inc.	7,353,380	768,869,413
Travelers Cos., Inc.	6,713,840	804,385,170

		$3,778,031,615
Leisure & Toys - 0.1%
Harley-Davidson, Inc.	1,449,111	$44,154,412

Machinery & Tools - 3.9%
Eaton Corp. PLC	6,554,834	$594,654,540
Illinois Tool Works, Inc.	4,869,492	817,003,368
Ingersoll Rand, Inc. (a)	4,020,363	401,975,114

		$1,813,633,022
Major Banks - 10.4%
Bank of New York Mellon Corp.	6,498,617	$259,294,818
Goldman Sachs Group, Inc.	3,753,474	753,584,975
JPMorgan Chase & Co.	18,332,920	2,128,635,341
PNC Financial Services Group, Inc.	4,779,497	604,128,421
State Street Corp.	5,464,282	372,172,247
Wells Fargo & Co.	16,794,199	686,043,029

		$4,803,858,831
Medical & Health Technology & Services - 0.7%
McKesson Corp.	2,460,001	$344,055,740

Medical Equipment - 7.2%
Abbott Laboratories	7,678,587	$591,481,556
Danaher Corp.	5,024,048	726,376,860
Medtronic PLC	13,189,981	1,327,835,387
Thermo Fisher Scientific, Inc.	2,251,966	654,871,713

		$3,300,565,516
Other Banks & Diversified Financials - 7.3%
American Express Co.	3,918,763	$430,789,617
Citigroup, Inc.	17,519,734	1,111,802,320
Moody’s Corp.	1,362,144	326,955,424
Truist Financial Corp.	13,617,923	628,330,967
U.S. Bancorp	19,081,380	886,139,287

		$3,384,017,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 7.0%
Johnson & Johnson	11,956,587	$1,607,921,820
Merck & Co., Inc.	6,452,387	493,994,749
Novartis AG	1,258,950	105,687,893
Pfizer, Inc.	23,869,199	797,708,631
Roche Holding AG	719,750	234,598,542

		$3,239,911,635
Railroad & Shipping - 1.9%
Canadian National Railway Co.	3,142,966	$266,869,243
Union Pacific Corp.	3,675,671	587,408,983

		$854,278,226
Real Estate - 0.4%
Public Storage, Inc., REIT	812,405	$169,890,134

Specialty Chemicals - 0.7%
Corteva, Inc.	2,022,847	$55,021,439
DuPont de Nemours, Inc.	6,324,718	271,330,402

		$326,351,841
Telephone Services - 0.5%
Verizon Communications, Inc.	3,961,301	$214,544,062

Tobacco - 1.5%
Altria Group, Inc.	3,919,448	$158,228,116
Philip Morris International, Inc.	6,491,575	531,465,245

		$689,693,361
Utilities - Electric Power - 6.4%
Duke Energy Corp.	12,723,239	$1,166,721,016
FirstEnergy Corp.	14,501,492	645,751,439
Southern Co.	15,056,216	908,793,198
Xcel Energy, Inc.	3,906,934	243,480,127

		$2,964,745,780
Total Common Stocks (Identified Cost, $28,601,898,465)		$45,320,108,199

Investment Companies (h) - 1.2%
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $539,882,345)	539,867,592	$539,921,579

Other Assets, Less Liabilities - 0.4%		185,497,945
Net Assets - 100.0%		$46,045,527,723

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $539,921,579 and $45,320,108,199, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $28,601,898,465)	$45,320,108,199
Investments in affiliated issuers, at value (identified cost, $539,882,345)	539,921,579
Cash	3,781,648
Receivables for
Investments sold	387,763,495
Fund shares sold	135,966,999
Dividends	136,708,835
Other assets	123,219
Total assets	$46,524,373,974

Liabilities
Payables for
Distributions	$1,090
Investments purchased	320,082,701
Fund shares reacquired	138,931,137
Payable to affiliates
Investment adviser	1,692,405
Administrative services fee	4,666
Shareholder servicing costs	17,066,461
Distribution and service fees	258,288
Program manager fees	138
Payable for independent Trustees’ compensation	16,375
Accrued expenses and other liabilities	792,990
Total liabilities	$478,846,251
Net assets	$46,045,527,723

Net assets consist of
Paid-in capital	$29,076,747,325
Total distributable earnings (loss)	16,968,780,398
Net assets	$46,045,527,723
Shares of beneficial interest outstanding	1,157,845,908

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,321,147,834	159,293,235	$39.68
Class B	68,907,847	1,746,055	39.46
Class C	790,794,786	20,187,206	39.17
Class I	19,494,984,071	488,256,803	39.93
Class R1	18,567,554	477,918	38.85
Class R2	369,749,323	9,420,896	39.25
Class R3	1,979,607,917	50,092,750	39.52
Class R4	2,423,846,422	61,071,034	39.69
Class R6	14,545,313,565	366,468,617	39.69
Class 529A	27,161,232	690,524	39.33
Class 529B	552,199	14,192	38.91
Class 529C	4,894,973	126,678	38.64

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $42.10 [100 / 94.25 x $39.68] and $41.73 [100 / 94.25 x $39.33], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$558,671,430
Dividends from affiliated issuers	4,334,245
Income on securities loaned	1,442,310
Other	290,009
Interest	54
Foreign taxes withheld	(1,174,903)
Total investment income	$563,563,145
Expenses
Management fee	$113,127,639
Distribution and service fees	17,422,823
Shareholder servicing costs	18,283,215
Program manager fees	8,719
Administrative services fee	275,671
Independent Trustees’ compensation	111,536
Custodian fee	343,045
Shareholder communications	857,509
Audit and tax fees	35,844
Legal fees	207,974
Miscellaneous	595,837
Total expenses	$151,269,812
Reduction of expenses by investment adviser and distributor	(2,585,436)
Net expenses	$148,684,376
Net investment income (loss)	$414,878,769

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$268,757,253
Affiliated issuers	(46,442)
Foreign currency	134,286
Net realized gain (loss)	$268,845,097
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,537,444,159)
Affiliated issuers	(4,442)
Translation of assets and liabilities in foreign currencies	413,824
Net unrealized gain (loss)	$(1,537,034,777)
Net realized and unrealized gain (loss)	$(1,268,189,680)
Change in net assets from operations	$(853,310,911)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$414,878,769	$1,023,614,003
Net realized gain (loss)	268,845,097	748,154,368
Net unrealized gain (loss)	(1,537,034,777)	492,230,726
Change in net assets from operations	$(853,310,911)	$2,263,999,097
Total distributions to shareholders	$(1,051,822,355)	$(1,629,458,929)
Change in net assets from fund share transactions	$166,569,626	$(1,485,669,529)
Total change in net assets	$(1,738,563,640)	$(851,129,361)

Net assets
At beginning of period	47,784,091,363	48,635,220,724
At end of period	$46,045,527,723	$47,784,091,363

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.31		$40.82	$39.00	$35.93		$33.38	$34.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$0.79	$0.59	$0.66	(c)	$0.54	$0.63
Net realized and unrealized gain (loss)	(1.07)		1.03	3.04	3.65		3.81	(0.36)
Total from investment operations	$(0.76)		$1.82	$3.63	$4.31		$4.35	$0.27

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.79)	$(0.60)	$(0.62)		$(0.56)	$(0.67)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.87)		$(1.33)	$(1.81)	$(1.24)		$(1.80)	$(1.59)
Net asset value, end of period (x)	$39.68		$41.31	$40.82	$39.00		$35.93	$33.38
Total return (%) (r)(s)(t)(x)	(2.03	)(n)	4.85	9.42	12.24	(c)	13.55	0.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.82	0.86	(c)	0.90	0.90
Expenses after expense reductions (f)	0.81	(a)	0.82	0.81	0.84	(c)	0.86	0.86
Net investment income (loss)	1.45	(a)	2.00	1.46	1.77	(c)	1.60	1.80
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$6,321,148		$6,520,132	$6,736,296	$6,344,965		$9,033,842	$8,478,761

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.09		$40.59	$38.76	$35.72		$33.19	$34.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.49	$0.28	$0.37	(c)	$0.28	$0.37
Net realized and unrealized gain (loss)	(1.08)		1.03	3.04	3.64		3.79	(0.35)
Total from investment operations	$(0.93)		$1.52	$3.32	$4.01		$4.07	$0.02

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.48)	$(0.28)	$(0.35)		$(0.30)	$(0.41)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.70)		$(1.02)	$(1.49)	$(0.97)		$(1.54)	$(1.33)
Net asset value, end of period (x)	$39.46		$41.09	$40.59	$38.76		$35.72	$33.19
Total return (%) (r)(s)(t)(x)	(2.42	)(n)	4.08	8.62	11.40	(c)	12.68	(0.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.57	1.61	(c)	1.65	1.65
Expenses after expense reductions (f)	1.56	(a)	1.57	1.56	1.59	(c)	1.61	1.61
Net investment income (loss)	0.69	(a)	1.24	0.71	0.99	(c)	0.85	1.05
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$68,908		$84,737	$111,494	$137,361		$154,742	$154,205

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.80		$40.31	$38.52	$35.50		$33.00	$34.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.49	$0.28	$0.37	(c)	$0.28	$0.37
Net realized and unrealized gain (loss)	(1.07)		1.03	3.01	3.62		3.77	(0.36)
Total from investment operations	$(0.92)		$1.52	$3.29	$3.99		$4.05	$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.49)	$(0.29)	$(0.35)		$(0.31)	$(0.42)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.71)		$(1.03)	$(1.50)	$(0.97)		$(1.55)	$(1.34)
Net asset value, end of period (x)	$39.17		$40.80	$40.31	$38.52		$35.50	$33.00
Total return (%) (r)(s)(t)(x)	(2.42	)(n)	4.10	8.58	11.43	(c)	12.69	(0.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.57	1.61	(c)	1.65	1.65
Expenses after expense reductions (f)	1.56	(a)	1.57	1.56	1.59	(c)	1.61	1.61
Net investment income (loss)	0.69	(a)	1.24	0.71	0.99	(c)	0.85	1.06
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$790,795		$881,020	$1,050,477	$1,389,685		$1,538,605	$1,335,968

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.56		$41.06	$39.22	$36.13		$33.56	$34.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.37		$0.90	$0.70	$0.74	(c)	$0.63	$0.72
Net realized and unrealized gain (loss)	(1.08)		1.02	3.05	3.70		3.82	(0.36)
Total from investment operations	$(0.71)		$1.92	$3.75	$4.44		$4.45	$0.36

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.88)	$(0.70)	$(0.73)		$(0.64)	$(0.76)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.92)		$(1.42)	$(1.91)	$(1.35)		$(1.88)	$(1.68)
Net asset value, end of period (x)	$39.93		$41.56	$41.06	$39.22		$36.13	$33.56
Total return (%) (r)(s)(t)(x)	(1.90	)(n)	5.11	9.69	12.54	(c)	13.83	0.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.58	0.57	0.61	(c)	0.65	0.65
Expenses after expense reductions (f)	0.56	(a)	0.57	0.57	0.59	(c)	0.61	0.61
Net investment income (loss)	1.70	(a)	2.25	1.72	1.98	(c)	1.84	2.06
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$19,494,984		$20,076,773	$20,727,676	$19,624,016		$17,134,836	$13,888,395

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.47		$40.01	$38.25	$35.27		$32.79	$34.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.48	$0.28	$0.36	(c)	$0.28	$0.36
Net realized and unrealized gain (loss)	(1.06)		1.02	2.99	3.60		3.74	(0.34)
Total from investment operations	$(0.91)		$1.50	$3.27	$3.96		$4.02	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.50)	$(0.30)	$(0.36)		$(0.30)	$(0.42)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.71)		$(1.04)	$(1.51)	$(0.98)		$(1.54)	$(1.34)
Net asset value, end of period (x)	$38.85		$40.47	$40.01	$38.25		$35.27	$32.79
Total return (%) (r)(s)(t)(x)	(2.42	)(n)	4.08	8.61	11.40	(c)	12.69	(0.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.57	1.61	(c)	1.65	1.65
Expenses after expense reductions (f)	1.56	(a)	1.57	1.56	1.59	(c)	1.61	1.61
Net investment income (loss)	0.69	(a)	1.24	0.72	0.99	(c)	0.85	1.06
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$18,568		$21,820	$24,791	$26,663		$27,096	$27,860

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.87		$40.39	$38.60	$35.59		$33.08	$34.40

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.68	$0.48	$0.55	(c)	$0.45	$0.54
Net realized and unrealized gain (loss)	(1.06)		1.03	3.02	3.62		3.78	(0.35)
Total from investment operations	$(0.81)		$1.71	$3.50	$4.17		$4.23	$0.19

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.69)	$(0.50)	$(0.54)		$(0.48)	$(0.59)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.81)		$(1.23)	$(1.71)	$(1.16)		$(1.72)	$(1.51)
Net asset value, end of period (x)	$39.25		$40.87	$40.39	$38.60		$35.59	$33.08
Total return (%) (r)(s)(t)(x)	(2.15	)(n)	4.60	9.15	11.95	(c)	13.27	0.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.07	1.11	(c)	1.15	1.15
Expenses after expense reductions (f)	1.06	(a)	1.07	1.07	1.09	(c)	1.11	1.11
Net investment income (loss)	1.19	(a)	1.73	1.21	1.49	(c)	1.35	1.54
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$369,749		$437,221	$550,200	$614,044		$567,665	$521,592

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.15		$40.66	$38.85	$35.81		$33.28	$34.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$0.79	$0.59	$0.65	(c)	$0.54	$0.63
Net realized and unrealized gain (loss)	(1.07)		1.03	3.03	3.64		3.79	(0.35)
Total from investment operations	$(0.76)		$1.82	$3.62	$4.29		$4.33	$0.28

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.79)	$(0.60)	$(0.63)		$(0.56)	$(0.68)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.87)		$(1.33)	$(1.81)	$(1.25)		$(1.80)	$(1.60)
Net asset value, end of period (x)	$39.52		$41.15	$40.66	$38.85		$35.81	$33.28
Total return (%) (r)(s)(t)(x)	(2.04	)(n)	4.87	9.43	12.23	(c)	13.54	0.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.82	0.86	(c)	0.90	0.90
Expenses after expense reductions (f)	0.81	(a)	0.82	0.82	0.84	(c)	0.86	0.86
Net investment income (loss)	1.44	(a)	1.99	1.47	1.74	(c)	1.60	1.80
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$1,979,608		$2,096,743	$2,259,562	$2,030,023		$1,903,910	$1,571,281

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.32		$40.82	$39.00	$35.94		$33.40	$34.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.36		$0.89	$0.69	$0.74	(c)	$0.62	$0.72
Net realized and unrealized gain (loss)	(1.07)		1.03	3.04	3.67		3.80	(0.36)
Total from investment operations	$(0.71)		$1.92	$3.73	$4.41		$4.42	$0.36

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.88)	$(0.70)	$(0.73)		$(0.64)	$(0.76)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.92)		$(1.42)	$(1.91)	$(1.35)		$(1.88)	$(1.68)
Net asset value, end of period (x)	$39.69		$41.32	$40.82	$39.00		$35.94	$33.40
Total return (%) (r)(s)(t)(x)	(1.91	)(n)	5.14	9.70	12.52	(c)	13.80	0.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.58	0.57	0.61	(c)	0.65	0.65
Expenses after expense reductions (f)	0.56	(a)	0.57	0.57	0.59	(c)	0.61	0.61
Net investment income (loss)	1.69	(a)	2.24	1.72	1.99	(c)	1.85	2.05
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$2,423,846		$2,916,674	$3,201,331	$3,060,883		$3,233,421	$2,787,041

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$41.32		$40.83	$39.01	$35.94		$33.40	$34.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.39		$0.93	$0.73	$0.76	(c)	$0.66	$0.76
Net realized and unrealized gain (loss)	(1.08)		1.02	3.04	3.69		3.80	(0.36)
Total from investment operations	$(0.69)		$1.95	$3.77	$4.45		$4.46	$0.40

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.92)	$(0.74)	$(0.76)		$(0.68)	$(0.80)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.94)		$(1.46)	$(1.95)	$(1.38)		$(1.92)	$(1.72)
Net asset value, end of period (x)	$39.69		$41.32	$40.83	$39.01		$35.94	$33.40
Total return (%) (r)(s)(t)(x)	(1.86	)(n)	5.22	9.81	12.66	(c)	13.93	1.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.48	0.47	0.51	(c)	0.54	0.54
Expenses after expense reductions (f)	0.45	(a)	0.47	0.47	0.49	(c)	0.50	0.50
Net investment income (loss)	1.80	(a)	2.35	1.83	2.04	(c)	1.95	2.17
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$14,545,314		$14,716,194	$13,941,823	$10,957,734		$6,218,954	$4,846,172

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.96		$40.48	$38.69	$35.67		$33.15	$34.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.78	$0.58	$0.63	(c)	$0.53	$0.63
Net realized and unrealized gain (loss)	(1.07)		1.02	3.02	3.64		3.79	(0.36)
Total from investment operations	$(0.77)		$1.80	$3.60	$4.27		$4.32	$0.27

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.78)	$(0.60)	$(0.63)		$(0.56)	$(0.68)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.86)		$(1.32)	$(1.81)	$(1.25)		$(1.80)	$(1.60)
Net asset value, end of period (x)	$39.33		$40.96	$40.48	$38.69		$35.67	$33.15
Total return (%) (r)(s)(t)(x)	(2.06	)(n)	4.85	9.40	12.21	(c)	13.55	0.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.89	0.96	(c)	1.00	1.00
Expenses after expense reductions (f)	0.83	(a)	0.84	0.83	0.85	(c)	0.86	0.86
Net investment income (loss)	1.42	(a)	1.98	1.45	1.71	(c)	1.59	1.82
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$27,161		$27,149	$25,416	$22,490		$18,625	$16,543

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.46		$40.05	$38.23	$35.27		$32.78	$34.08

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.63	$0.43	$0.47	(c)	$0.29	$0.47
Net realized and unrealized gain (loss)	(1.06)		1.00	3.00	3.61		3.73	(0.34)
Total from investment operations	$(0.79)		$1.63	$3.43	$4.08		$4.02	$0.13

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.68)	$(0.40)	$(0.50)		$(0.29)	$(0.51)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.76)		$(1.22)	$(1.61)	$(1.12)		$(1.53)	$(1.43)
Net asset value, end of period (x)	$38.91		$40.46	$40.05	$38.23		$35.27	$32.78
Total return (%) (r)(s)(t)(x)	(2.13	)(n)	4.46	9.05	11.78	(c)	12.70	0.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.22	1.22	1.34	(c)	1.68	1.37
Expenses after expense reductions (f)	0.98	(a)	1.20	1.19	1.26	(c)	1.58	1.27
Net investment income (loss)	1.26	(a)	1.61	1.10	1.28	(c)	0.87	1.38
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$552		$680	$835	$908		$941	$888

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$40.26		$39.81	$38.07	$35.11		$32.66	$34.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.46	$0.26	$0.34	(c)	$0.26	$0.35
Net realized and unrealized gain (loss)	(1.05)		1.01	2.97	3.59		3.73	(0.36)
Total from investment operations	$(0.91)		$1.47	$3.23	$3.93		$3.99	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.48)	$(0.28)	$(0.35)		$(0.30)	$(0.41)
From net realized gain	(0.55)		(0.54)	(1.21)	(0.62)		(1.24)	(0.92)
Total distributions declared to shareholders	$(0.71)		$(1.02)	$(1.49)	$(0.97)		$(1.54)	$(1.33)
Net asset value, end of period (x)	$38.64		$40.26	$39.81	$38.07		$35.11	$32.66
Total return (%) (r)(s)(t)(x)	(2.43	)(n)	4.04	8.54	11.38	(c)	12.64	(0.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.64	1.71	(c)	1.75	1.75
Expenses after expense reductions (f)	1.61	(a)	1.61	1.61	1.63	(c)	1.65	1.66
Net investment income (loss)	0.65	(a)	1.19	0.67	0.93	(c)	0.80	1.03
Portfolio turnover	7	(n)	11	11	14		12	12
Net assets at end of period (000 omitted)	$4,895		$4,947	$5,320	$5,924		$5,381	$4,434

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$41,716,444,996	$401,975,114	$—	$42,118,420,110
Switzerland	—	1,169,932,777	—	1,169,932,777
United Kingdom	—	872,439,478	—	872,439,478
Canada	659,483,569	—	—	659,483,569
Netherlands	305,753,907	—	—	305,753,907
France	—	194,078,358	—	194,078,358
Mutual Funds	539,921,579	—	—	539,921,579
Total	$43,221,604,051	$2,638,425,727	$—	$45,860,029,778

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides

Notes to Financial Statements (unaudited) – continued

the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$1,031,454,957
Long-term capital gains	598,003,972

Total distributions	$1,629,458,929

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$29,320,102,748
Gross appreciation	17,090,005,789

Gross depreciation	(550,078,759)
Net unrealized appreciation (depreciation)	$16,539,927,030

As of 8/31/19

Undistributed ordinary income	144,928,850
Undistributed long-term capital gain	636,255,955
Other temporary differences	(19,045)
Net unrealized appreciation (depreciation)	18,092,747,904

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements (unaudited) – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$137,026,527	$212,127,405
Class B	1,351,042	2,506,594
Class C	14,673,978	24,795,233
Class I	441,950,374	694,992,844
Class R1	352,923	603,582
Class R2	8,167,311	14,982,779
Class R3	44,639,775	70,153,680
Class R4	62,567,628	105,158,843
Class R6	340,412,315	503,130,979
Class 529A	578,650	852,206
Class 529B	12,135	24,362
Class 529C	89,697	130,422
Total	$1,051,822,355	$1,629,458,929

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $2,540,281, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.44% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $691,314 and $7,617 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$8,565,641
Class B	0.75%	0.25%	1.00%	1.00%	414,894
Class C	0.75%	0.25%	1.00%	1.00%	4,441,947
Class R1	0.75%	0.25%	1.00%	1.00%	106,723
Class R2	0.25%	0.25%	0.50%	0.50%	1,075,962
Class R3	—	0.25%	0.25%	0.25%	2,753,730
Class 529A	—	0.25%	0.25%	0.22%	36,116
Class 529B	0.75%	0.25%	1.00%	0.37%	1,271
Class 529C	0.75%	0.25%	1.00%	1.00%	26,539
Total Distribution and Service Fees					$17,422,823

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $39,040, $591, $978, $22, $324, $153, $4,013, $12, and $22 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period from October 1, 2019 through February 29, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$24,151
Class B	24,132
Class C	16,046
Class 529B	8
Class 529C	62

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2020, were as follows:

Fee
Class 529A	$7,223
Class 529B	169
Class 529C	1,327
Total Program Manager Fees	$8,719

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $371,673, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $17,911,542.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0011% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $19,211,977. The sales transactions resulted in net realized gains of $8,531,011.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $290,009, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $3,206,010,306 and $3,754,155,530, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	13,849,647	$599,938,409	24,411,847	$961,411,776
Class B	9,113	397,684	109,994	4,271,448
Class C	1,581,397	67,723,419	2,602,286	100,772,015
Class I	53,544,160	2,339,006,761	101,624,206	4,014,273,147
Class R1	37,195	1,588,182	105,084	4,054,356
Class R2	541,333	23,261,470	1,393,443	54,090,884
Class R3	5,645,577	242,787,118	8,683,642	336,653,144
Class R4	5,467,308	238,743,014	10,512,327	416,155,664
Class R6	40,348,553	1,756,904,319	74,625,324	2,951,676,391
Class 529A	51,172	2,209,861	100,457	3,921,061
Class 529B	477	20,562	954	37,532
Class 529C	13,299	561,214	20,871	805,355
	121,089,231	$5,273,142,013	224,190,435	$8,848,122,773

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,561,681	$111,977,228	4,662,710	$173,102,129
Class B	29,007	1,267,596	64,869	2,361,216
Class C	252,196	10,936,662	522,160	18,897,156
Class I	8,060,188	353,953,947	14,708,512	550,689,358
Class R1	8,209	352,923	16,758	603,573
Class R2	183,798	7,956,327	389,696	14,250,967
Class R3	1,025,207	44,637,165	1,897,634	70,152,285
Class R4	1,398,967	61,059,046	2,733,062	101,624,334
Class R6	7,117,548	310,627,037	12,268,131	457,296,101
Class 529A	13,351	578,650	23,109	851,636
Class 529B	282	12,135	675	24,362
Class 529C	2,096	89,697	3,642	130,422
	20,652,530	$903,448,413	37,290,958	$1,389,983,539

Shares reacquired
Class A	(14,933,487)	$(647,470,846)	(36,282,831)	$(1,436,501,478)
Class B	(354,393)	(15,371,408)	(859,557)	(33,877,544)
Class C	(3,242,535)	(138,505,186)	(7,585,556)	(295,149,445)
Class I	(56,381,853)	(2,454,402,274)	(138,135,941)	(5,477,840,045)
Class R1	(106,729)	(4,512,436)	(202,277)	(7,851,973)
Class R2	(2,002,061)	(85,677,642)	(4,707,159)	(184,847,134)
Class R3	(7,534,070)	(326,041,558)	(15,196,245)	(597,739,263)
Class R4	(16,385,031)	(720,343,700)	(21,071,772)	(822,107,531)
Class R6	(37,116,439)	(1,615,461,718)	(72,236,188)	(2,862,769,021)
Class 529A	(36,819)	(1,593,651)	(88,534)	(3,526,656)
Class 529B	(3,368)	(145,306)	(5,685)	(222,222)
Class 529C	(11,606)	(495,075)	(35,246)	(1,343,529)
	(138,108,391)	$(6,010,020,800)	(296,406,991)	$(11,723,775,841)

Net change
Class A	1,477,841	$64,444,791	(7,208,274)	$(301,987,573)
Class B	(316,273)	(13,706,128)	(684,694)	(27,244,880)
Class C	(1,408,942)	(59,845,105)	(4,461,110)	(175,480,274)
Class I	5,222,495	238,558,434	(21,803,223)	(912,877,540)
Class R1	(61,325)	(2,571,331)	(80,435)	(3,194,044)
Class R2	(1,276,930)	(54,459,845)	(2,924,020)	(116,505,283)
Class R3	(863,286)	(38,617,275)	(4,614,969)	(190,933,834)
Class R4	(9,518,756)	(420,541,640)	(7,826,383)	(304,327,533)
Class R6	10,349,662	452,069,638	14,657,267	546,203,471
Class 529A	27,704	1,194,860	35,032	1,246,041
Class 529B	(2,609)	(112,609)	(4,056)	(160,328)
Class 529C	3,789	155,836	(10,733)	(407,752)
	3,633,370	$166,569,626	(34,925,598)	$(1,485,669,529)

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $128,393 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,132,119	$2,102,705,818	$2,015,865,474	$(46,442)	$(4,442)	$539,921,579

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,334,245	$—

Notes to Financial Statements (unaudited) – continued

(8) Redemptions In-Kind

On November 16, 2018, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $96,466,346. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $51,529,296 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized.

(9) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2020

*	Print name and title of each signing officer under his or her signature.